UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
	March 31, 2008 (Unaudited	)

Shares		Value
COMMON STOCK — 97.6%

Consumer Discretionary — 7.3%
6,529	Amazon.com, Inc.†	$465,518
1,100	American Eagle Outfitters, Inc.	19,261
14,181	Apollo Group, Inc., Class A†(a)	612,619
11,200	Best Buy Co., Inc.(a)	464,352
9,215	Burger King Holdings, Inc.(a)	254,887
14,645	Carnival Corp.	592,830
6,100	Central European Media Enterprises, Ltd., Class A†	519,903
80,000	Coach, Inc.†(a)	2,412,000
48,600	Comcast Corp., Class A(a)	939,924
2,500	CROCS, Inc.†(a)	43,675
12,800	Dick’s Sporting Goods, Inc.†(a)	342,784
27,500	DIRECTV Group, Inc. (The)†	681,725
25,100	DreamWorks Animation SKG, Inc., Class A†	647,078
13,200	Eastman Kodak Co.	233,244
4,779	Expedia, Inc.†	104,612
11,790	Focus Media Holding, Ltd. ADR†(a)	414,418
20,885	GameStop Corp., Class A†	1,079,963
21,265	Garmin, Ltd.(a)	1,148,523
29	Getty Images, Inc.†	928
13,550	Guess?, Inc.	548,368
1,898	Harman International Industries, Inc.	82,639
13,307	IAC/InterActiveCorp.†	276,253
7,400	ITT Educational Services, Inc.†(a)	339,882
100	J.C. Penney Co., Inc.	3,771
37,700	Johnson Controls, Inc.	1,274,260
35,350	Las Vegas Sands Corp.†	2,603,174
45,280	McDonald’s Corp.(a)	2,525,266
11,100	Newell Rubbermaid, Inc.	253,857
21,050	News Corp., Class A	394,688

Shares		Value

Consumer Discretionary (continued)
27,625	News Corp., Class B	$525,980
45,115	Nike, Inc., Class B	3,067,820
100	NutriSystem, Inc.†(a)	1,507
115	NVR, Inc.†(a)	68,712
2,527	Office Depot, Inc.†	27,923
7,840	OfficeMax, Inc.	150,058
400	Panera Bread Co., Class A†(a)	16,756
3,834	Scientific Games Corp., Class A†	80,936
27,790	Shaw Communications, Inc., Class B	505,222
27,301	Starwood Hotels & Resorts Worldwide, Inc.	1,412,827
16,483	Tiffany & Co.	689,649
16,600	TJX Cos., Inc.	548,962
53,080	Urban Outfitters, Inc.†	1,664,058
5,469	WABCO Holdings, Inc.	249,496
16,785	Walt Disney Co. (The)	526,713
100	Yum! Brands, Inc.	3,721

		28,820,742

Consumer Staples — 8.0%
29,095	Altria Group, Inc.	645,909
73,872	Avon Products, Inc.	2,920,899
3,400	Bare Escentuals, Inc.†	79,628
10,096	Bunge, Ltd.	877,140
62,214	Coca-Cola Co. (The)	3,786,966
25,000	Coca-Cola Enterprises, Inc.(a)	605,000
19,990	Colgate-Palmolive Co.	1,557,421
33,230	Costco Wholesale Corp.	2,158,953
177,476	CVS Caremark Corp.	7,189,553
7,455	Diageo PLC ADR	606,241
16,495	Fomento Economico Mexicano SAB de CV ADR	689,161
4,500	General Mills, Inc.	269,460
3,445	Hansen Natural Corp.†(a)	121,609

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Consumer Staples (continued)
1,400	Hormel Foods Corp.	$58,324
31	Kellogg Co.	1,629
17,062	Kraft Foods, Inc., Class A	529,093
4,846	Molson Coors Brewing Co., Class B	254,754
50,620	PepsiCo, Inc.	3,654,764
29,095	Philip Morris International, Inc.†	1,471,625
37,340	Procter & Gamble Co.	2,616,414
3,650	Walgreen Co.	139,029
23,555	Wal-Mart Stores, Inc.	1,240,877

		31,474,449

Energy — 9.4%
15,720	Apache Corp.	1,899,290
18,300	Cameron International Corp.†	762,012
3,300	Chesapeake Energy Corp.(a)	152,295
4,400	Cimarex Energy Co.	240,856
2,100	Continental Resources, Inc.†	66,969
9,200	Denbury Resources, Inc.†	262,660
1,100	Devon Energy Corp.	114,763
12,700	ENSCO International, Inc.	795,274
11,944	EOG Resources, Inc.	1,433,280
59,955	Exxon Mobil Corp.(a)	5,070,994
10,500	FMC Technologies, Inc.†	597,345
532	Foundation Coal Holdings, Inc.	26,776
21,011	Grant Prideco, Inc.†	1,034,161
51,153	Halliburton Co.	2,011,847
2,900	Helmerich & Payne, Inc.	135,923
69,500	National Oilwell Varco, Inc.†	4,057,410
11,300	Newfield Exploration Co.†	597,205
1,500	Noble Corp.	74,505
1,900	Noble Energy, Inc.	138,320
100	Occidental Petroleum Corp.	7,317
16,905	Peabody Energy Corp.	862,155

Shares		Value

Energy (continued)
3,000	Plains Exploration & Production Co.†	$159,420
300	Pride International, Inc.†	10,485
4,800	Quicksilver Resources, Inc.†	175,344
2,850	Range Resources Corp.	180,833
48,235	Schlumberger, Ltd.(a)	4,196,445
50,272	Southwestern Energy Co.†(a)	1,693,664
4,000	Superior Energy Services, Inc.†	158,480
2,200	Tetra Technologies, Inc.†	34,848
3,400	Tidewater, Inc.	187,374
27,986	Transocean, Inc.†	3,783,707
7,400	Unit Corp.†	419,210
8,700	Valero Energy Corp.	427,257
29,010	Williams Cos., Inc.	956,750
65,842	XTO Energy, Inc.	4,072,986

		36,798,160

Financials — 7.0%
34,450	Aflac, Inc.(a)	2,237,527
72,276	American Express Co.	3,159,907
26,673	Annaly Capital Management, Inc.(a)	408,630
14,690	Bank of New York Mellon Corp. (The)	613,014
5,410	BlackRock, Inc.(a)	1,104,614
104,815	Charles Schwab Corp. (The)	1,973,666
12,285	CME Group, Inc.(a)	5,762,893
1,217	Cullen/Frost Bankers, Inc.	64,550
31,373	Goldman Sachs Group, Inc. (The)	5,188,780
6,944	HDFC Bank, Ltd. ADR(a)	682,179
6,626	IntercontinentalExchange, Inc.†	864,693
12,050	Invesco, Ltd.	293,538
14,500	Nasdaq OMX Group (The)†	560,570
20,507	NYSE Euronext	1,265,487
7,854	Rayonier, Inc.	341,178

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Financials (continued)
16,534	State Street Corp.	$1,306,186
16,775	T. Rowe Price Group, Inc.	838,750
55,825	TD Ameritrade Holding Corp.†	921,671

		27,587,833

Health Care — 18.1%
41,965	Abbott Laboratories	2,314,370
29,649	Aetna, Inc.	1,247,926
7,970	Alcon, Inc.	1,133,732
81,900	Allergan, Inc.	4,618,341
19,000	Amgen, Inc.†	793,820
47,080	Baxter International, Inc.	2,722,166
12,420	Becton Dickinson & Co.	1,066,257
24,550	Bristol-Myers Squibb Co.	522,915
11,702	Cardinal Health, Inc.	614,472
76,000	Celgene Corp.†	4,658,040
10,100	Charles River Laboratories International, Inc.†	595,294
10,885	Cigna Corp.	441,604
1,970	Cooper Cos., Inc. (The)	67,827
25,367	Covance, Inc.†	2,104,700
10,300	Coventry Health Care, Inc.†	415,605
22,100	Eli Lilly & Co.	1,140,139
2,200	Endo Pharmaceuticals Holdings, Inc.†	52,668
43,433	Express Scripts, Inc.†	2,793,611
50,105	Forest Laboratories, Inc.†	2,004,701
7,088	Genentech, Inc.†	575,404
29,195	Genzyme Corp.†	2,176,195
199,231	Gilead Sciences, Inc.†(a)	10,266,373
17,739	Health Net, Inc.†	546,361
5,674	HLTH Corp.†	54,130
5,611	Intuitive Surgical, Inc.†(a)	1,819,928
52,557	Johnson & Johnson	3,409,373
9,555	Laboratory Corp. of America Holdings†	704,012

Shares		Value

Health Care (continued)
60,745	Medco Health Solutions, Inc.†	$2,660,024
46,233	Medtronic, Inc.	2,236,290
20,770	Merck & Co., Inc.	788,222
4,600	Millipore Corp.†(a)	310,086
13,960	Novo Nordisk A/S ADR	966,590
5,000	Patterson Cos., Inc.†	181,500
5,135	Pediatrix Medical Group, Inc.†	346,099
44,627	Pfizer, Inc.	934,043
9,488	Resmed, Inc.†	400,204
27,800	Schering-Plough Corp.	400,598
10,300	Sepracor, Inc.†	201,056
2,900	St. Jude Medical, Inc.†	125,251
84,484	Stryker Corp.	5,495,684
43,905	Teva Pharmaceutical Industries, Ltd. ADR	2,027,972
58,545	Thermo Fisher Scientific, Inc.†	3,327,698
13,522	UnitedHealth Group, Inc.	464,616
1,300	Varian Medical Systems, Inc.†	60,892
28	VCA Antech, Inc.†	766
13,053	Waters Corp.†	727,052
3,100	WellPoint, Inc.†	136,803
974	Wyeth	40,674
5,410	Zimmer Holdings, Inc.†	421,223

		71,113,307

Industrials — 14.5%
23,250	3M Co.	1,840,238
119,000	ABB, Ltd. ADR.	3,203,480
25,898	AGCO Corp.†	1,550,772
3,872	Avery Dennison Corp.	190,696
27,024	Boeing Co.(a)	2,009,775
2,374	Brink’s Co. (The)	159,485
34,600	Burlington Northern Santa Fe Corp.	3,190,812

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Industrials (continued)
2,593	C.H. Robinson Worldwide, Inc.	$141,059
8,700	Caterpillar, Inc.(a)	681,123
13,795	Chicago Bridge & Iron Co. NV	541,316
69	ChoicePoint, Inc.†	3,284
28,315	Corrections Corp. of America†	779,229
32,475	CSX Corp.	1,820,873
16,995	Cummins, Inc.	795,706
8,850	Danaher Corp.(a)	672,865
31,643	Deere & Co.	2,545,363
41,250	Expeditors International Washington, Inc.	1,863,675
18,580	FedEx Corp.	1,721,809
2,920	First Solar, Inc.†	674,929
12,965	Flowserve Corp.	1,353,287
4,690	Fluor Corp.(a)	662,040
9,400	General Dynamics Corp.	783,678
13,800	Goodrich Corp.	793,638
36,000	Honeywell International, Inc.	2,031,120
16,285	IHS, Inc., Class A†	1,047,288
4,300	Illinois Tool Works, Inc.	207,389
6,100	ITT Corp.	316,041
11,600	J.B. Hunt Transport Services, Inc.	364,588
22,253	Jacobs Engineering Group, Inc.†	1,637,598
27,769	Joy Global, Inc.	1,809,428
19,700	L-3 Communications Holdings, Inc.	2,153,998
6,335	Lockheed Martin Corp.(a)	629,066
19,258	Manitowoc Co., Inc. (The)	785,726
100	McDermott International, Inc.†	5,482
1	Owens Corning, Inc.†	18
7,434	PACCAR, Inc.	334,530
22,500	Pitney Bowes, Inc.	787,950

Shares		Value

Industrials (continued)
44,144	Precision Castparts Corp.	$4,506,220
22,155	Raytheon Co.	1,431,435
13,873	Ryder System, Inc.	845,004
900	Shaw Group, Inc. (The)†	42,426
34,434	Spirit Aerosystems Holdings, Inc., Class A†	763,746
35,025	Stericycle, Inc.†	1,803,788
36,600	Sunpower Corp., Class A†(a)	2,727,066
4,100	Terex Corp.†	256,250
8,016	Textron, Inc.	444,247
4,667	Timken Co.	138,703
8,000	Union Pacific Corp.	1,003,040
4,200	United Parcel Service, Inc., Class B	306,684
35,470	United Technologies Corp.	2,441,045

		56,799,008

Information Technology — 24.6%
79,471	Adobe Systems, Inc.†(a)	2,828,373
1,100	Akamai Technologies, Inc.†	30,976
17,800	Altera Corp.	328,054
40,447	Amphenol Corp., Class A	1,506,651
78,359	Apple, Inc.†	11,244,517
16,719	Autodesk, Inc.†(a)	526,314
7,800	BMC Software, Inc.†(a)	253,656
11,800	Broadcom Corp., Class A†	227,386
445	Ciena Corp.†	13,719
310,257	Cisco Systems, Inc.†	7,474,091
25,761	Citrix Systems, Inc.†	755,570
125,000	Cognizant Technology Solutions Corp., Class A†	3,603,750
3,045	Computer Sciences Corp.†	124,206
102,653	Corning, Inc.	2,467,778
2,830	Cree, Inc.†(a)	79,127
58	Diebold, Inc.	2,178
65,279	eBay, Inc.†	1,947,925
20,112	Electronic Arts, Inc.†	1,003,991
276,700	EMC Corp.†	3,967,878

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Information Technology (continued)
15,194	Google, Inc., Class A†(a)	$6,692,501
7,694	Hewitt Associates, Inc., Class A†	305,990
87,182	Hewlett-Packard Co.	3,980,730
67,996	Integrated Device Technology, Inc.†	607,204
274,295	Intel Corp.(a)	5,809,568
50,103	International Business Machines Corp.	5,768,859
86	International Rectifier Corp.†	1,849
20,951	Intuit, Inc.†	565,887
20,958	JDS Uniphase Corp.†	280,628
100,390	Juniper Networks, Inc.†	2,509,750
7,066	Mastercard, Inc., Class A(a)	1,575,647
9,474	McAfee, Inc.†	313,495
50,772	MEMC Electronic Materials, Inc.†	3,599,735
11,092	Mettler-Toledo International, Inc.†	1,077,255
18,810	Microchip Technology, Inc.(a)	615,651
255,414	Microsoft Corp.(a)	7,248,649
18,455	Nokia Oyj ADR	587,423
13,200	NVIDIA Corp.†	261,228
200,235	Oracle Corp.†	3,916,597
131,179	QUALCOMM, Inc.	5,378,339
34,310	Research In Motion, Ltd.†	3,850,611
7,934	Riverbed Technology, Inc.†	117,899
200	SanDisk Corp.†	4,514
1,289	Silicon Laboratories, Inc.†	40,655
9,335	Sun Microsystems, Inc.†	144,973
33,641	Synopsys, Inc.†	763,987
4,411	Teradata Corp.†	97,307
92	Teradyne, Inc.†	1,143
19,718	Texas Instruments, Inc.	557,428
19,600	Trimble Navigation, Ltd.†	560,364
4,288	Varian Semiconductor Equipment Associates, Inc.†	120,707
52	VeriSign, Inc.†	1,728

Shares		Value

Information Technology (continued)
1,900	WebMD Health Corp., Class A†(a)	$44,783
31,800	Western Digital Corp.†(a)	859,872
2,676	Zebra Technologies Corp., Class A†	89,164

		96,738,260

Materials — 4.8%
13,884	Agrium, Inc.	862,335
6,052	AK Steel Holding Corp.	329,350
15,200	Ashland, Inc.	718,960
11,900	Barrick Gold Corp.	517,055
6,065	Celanese Corp., Series A	236,839
7,875	Cia Vale do Rio Doce ADR	272,790
9,536	Dow Chemical Co. (The)(a)	351,402
13,962	Du Pont (E.I.) de Nemours & Co.	652,863
15,718	FMC Corp.	872,192
10,445	Freeport-McMoRan Copper & Gold, Inc.	1,005,018
7,864	International Flavors & Fragrances, Inc.	346,409
11,565	Kinross Gold Corp.	255,702
60,510	Monsanto Co.	6,746,865
6,482	Mosaic Co. (The)†	665,053
8,100	Newmont Mining Corp.	366,930
39,754	Owens-Illinois, Inc.†	2,243,318
5,400	Potash Corp. of Saskatchewan(a)	838,134
12,540	Praxair, Inc.	1,056,244
2,545	United States Steel Corp.	322,884

		18,660,343

Telecommunication Services — 2.0%
82,895	America Movil SAB de CV ADR, Series L	5,279,583
14,900	AT&T, Inc.	570,670
11,400	China Mobile, Ltd. ADR (a)	855,114

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Telecommunication Services (continued)
4,070	Millicom International Cellular SA†	$384,818
31,600	Vimpel-Communications ADR	944,524

		8,034,709

Utilities — 1.9%
15,100	American Electric Power Co., Inc.	628,613
12,610	Constellation Energy Group, Inc.	1,113,085
17,523	Energen Corp.	1,091,683
5,140	Entergy Corp.	560,671
34,452	Exelon Corp.	2,799,914
8,165	FirstEnergy Corp.	560,283
6,149	FPL Group, Inc.	385,788
7,100	Questar Corp.	401,576

		7,541,613

Total Common Stock
(Cost $ 342,048,604)		383,568,424

EXCHANGE TRADED FUNDS — 0.2%
11,000	iShares Russell 1000 Growth Index Fund (Cost $592,385)	598,840

MONEY MARKET FUND — 17.6%
69,202,749	PNC Institutional Money Market Trust 3.26% (Cost $69,202,749)(b)(c)	69,202,749

Total Investments — 115.4%
(Cost $ 411,843,738)		453,370,013
Other Assets & Liabilities,
Net — (15.4)%		(60,519,424)

NET ASSETS — 100.0%		$392,850,589

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
	March 31, 2008 (Unaudited	)

Shares		Value

COMMON STOCK — 98.6%

Consumer Discretionary — 7.5%
6,600	Apollo Group, Inc., Class A†(a)	$285,120
5,600	DR Horton, Inc.	88,200
8,700	Eastman Kodak Co.	153,729
10,600	Gap, Inc. (The)	208,608
17,475	Home Depot, Inc.	488,776
4,400	Jack in the Box, Inc.†	118,228
3,500	Johnson Controls, Inc.	118,300
4,200	Lear Corp.†	108,822
3,925	Magna International, Inc., Class A	283,189
14,300	McDonald’s Corp.(a)	797,511
1,100	Nike, Inc., Class B	74,800
2,900	Snap-On, Inc.	147,465
8,000	TJX Cos., Inc.	264,560
5,200	Walt Disney Co. (The)	163,176
6,275	Whirlpool Corp.	544,544

		3,845,028

Consumer Staples — 9.0%
18,100	Altria Group, Inc.	401,820
3,102	Bunge, Ltd.	269,502
1,500	Costco Wholesale Corp.	97,455
4,700	CVS Caremark Corp.	190,397
2,557	Fresh Del Monte Produce, Inc.†	93,075
4,025	Kimberly-Clark Corp.	259,814
9,450	Kraft Foods, Inc., Class A	293,044
23,900	Kroger Co. (The)	607,060
2,800	Loews Corp. - Carolina Group	203,140
18,100	Philip Morris International, Inc.†	915,498
2,800	Procter & Gamble Co.	196,196
16,700	Safeway, Inc.	490,145
16,550	Sara Lee Corp.	231,369
7,600	Wal-Mart Stores, Inc.	400,368

		4,648,883

Shares		Value

Energy — 14.1%
3,300	Anadarko Petroleum Corp.	$207,999
4,375	BP PLC ADR	265,344
14,900	Chevron Corp.	1,271,864
1,600	Cimarex Energy Co.	87,584
14,900	ConocoPhillips(a)	1,135,529
1,600	Exterran Holdings, Inc.†	103,264
19,900	Exxon Mobil Corp.(a)	1,683,142
1,500	Hess Corp.	132,270
21,600	Marathon Oil Corp.	984,960
14,400	Occidental Petroleum Corp.	1,053,648
3,800	Valero Energy Corp.	186,618
3,500	Williams Cos., Inc.	115,430

		7,227,652

Financials — 27.3%
11,775	Allstate Corp. (The)	565,906
200	American Financial Group, Inc.	5,112
600	Ameriprise Financial, Inc.	31,110
51,100	Annaly Capital Management, Inc.(a)	782,852
4,000	AON Corp.	160,800
2,000	Assurant, Inc.	121,720
300	Astoria Financial Corp.	8,148
2,700	Banco Bradesco SA ADR	74,952
26,500	Bank of America Corp.	1,004,615
4,500	Bank of New York Mellon Corp. (The)	187,785
8,600	BB&T Corp.	275,716
15,925	Capital One Financial Corp.	783,828
26,825	Citigroup, Inc.	574,592
6,825	Comerica, Inc.	239,421
16,550	Countrywide Financial Corp.(a)	91,025
24,900	Discover Financial Services	407,613
18,400	Fannie Mae	484,288
11,289	Fidelity National Financial, Inc., Class A	206,927
2,644	First Merchants Corp.	75,460

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Financials (continued)
20,725	Freddie Mac	$524,757
1,300	Goldman Sachs Group, Inc. (The)	215,007
2,300	Hartford Financial Services Group, Inc.	174,271
6,600	Interactive Brokers Group, Inc., Class A†	169,422
5,200	Invesco, Ltd.(a)	126,672
21,375	JPMorgan Chase & Co.	918,056
7,800	Lehman Brothers Holdings, Inc.	293,592
2,475	MetLife, Inc.(a)	149,144
3,712	MF Global, Ltd.†	36,786
11,000	Morgan Stanley	502,700
9,100	New York Community Bancorp, Inc.	165,802
2,400	Northern Trust Corp.	159,528
3,867	PartnerRe, Ltd.	295,052
4,100	Prologis	241,326
9,900	State Street Corp.	782,100
300	Tompkins Financial Corp.	14,760
7,775	Torchmark Corp.	467,355
23,900	Travelers Cos., Inc. (The)	1,143,615
24,300	UNUM Group	534,843
400	Wachovia Corp.(a)	10,800
20,825	Washington Mutual, Inc.(a)	214,498
15,700	Wells Fargo & Co.(a)	456,870
11,985	XL Capital, Ltd., Class A	354,157

		14,032,983

Health Care — 10.2%
4,900	Aetna, Inc.	206,241
7,650	AmerisourceBergen Corp.	313,497
8,550	Amgen, Inc.†	357,219
2,300	Biogen Idec, Inc.†(a)	141,887
14,675	Bristol-Myers Squibb Co.	312,578
1,825	Covidien, Ltd.	80,756
15,500	Eli Lilly & Co.	799,645

Shares		Value

Health Care (continued)
3,000	Forest Laboratories, Inc.†	$120,030
3,600	Invitrogen Corp.†	307,692
5,775	Johnson & Johnson	374,624
3,100	Medco Health Solutions, Inc.†	135,749
76,650	Pfizer, Inc.(a)	1,604,284
15,000	Repligen Corp.†	72,300
8,000	UnitedHealth Group, Inc.	274,880
2,600	WellPoint, Inc.†	114,738

		5,216,120

Industrials — 5.8%
4,500	CNH Global NV	234,135
5,200	Cooper Industries, Ltd., Class A	208,780
2,300	Cummins, Inc.	107,686
2,500	Excel Maritime Carriers, Ltd.	73,375
8,700	General Electric Co.	321,987
1,200	GeoEye, Inc.†	31,188
1,800	Harsco Corp.	99,684
12,700	Honeywell International, Inc.	716,534
2,200	ITT Corp.	113,982
1,000	Northrop Grumman Corp.	77,810
9,250	Parker Hannifin Corp.	640,747
1,800	Rollins, Inc.	31,842
3,800	Terex Corp.†	237,500
1,775	Tyco International, Ltd.	78,189

		2,973,439

Information Technology — 10.2%
8,350	Affiliated Computer Services, Inc., Class A†	418,418
119,450	Alcatel-Lucent ADR	688,032
17,400	Amkor Technology, Inc.†	186,180
500	Apple, Inc.†	71,750
15,925	CA, Inc.(a)	358,312
4,800	Computer Sciences Corp.†	195,792
5,700	Hewlett-Packard Co.	260,262

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Information Technology (continued)
7,200	International Business Machines Corp.	$829,008
1,400	MEMC Electronic Materials, Inc.†	99,260
1,400	Mettler-Toledo International, Inc.†	135,968
32,825	Microsoft Corp.(a)	931,574
7,600	Oracle Corp.†	148,656
5,100	SanDisk Corp.†	115,107
8,550	Sun Microsystems, Inc.†	132,782
5,100	Symantec Corp.†	84,762
1,900	Tyco Electronics, Ltd.	65,208
18,500	Western Digital Corp.†(a)	500,240

		5,221,311

Materials — 6.4%
12,000	Celanese Corp., Series A	468,600
4,800	CF Industries Holdings, Inc.(a)	497,376
2,700	Du Pont (E.I.) de Nemours & Co.	126,252
2,900	Eastman Chemical Co.	181,105
2,800	Freeport-McMoRan Copper & Gold, Inc.	269,416
2,600	Mosaic Co. (The)†	266,760
2,900	NewMarket Corp.	218,805
1,800	Nucor Corp.	121,932
3,300	Terra Industries, Inc.†	117,249
7,900	United States Steel Corp.	1,002,273

		3,269,768

Telecommunication Services — 3.3%
18,500	AT&T, Inc.	708,550
3,700	CenturyTel, Inc.	122,988
19,300	Citizens Communications Co.	202,457
3,800	Embarq Corp.	152,380
7,500	Turkcell Iletisim Hizmet AS ADR†	156,675

Shares		Value

Telecommunication Services (continued)
9,600	Verizon Communications, Inc.	$349,920

		1,692,970

Utilities — 4.8%
9,900	American Electric Power Co., Inc.	412,137
5,500	Edison International	269,610
1,500	FirstEnergy Corp.	102,930
16,800	Mirant Corp.†	611,352
6,000	Northeast Utilities	147,240
4,100	NRG Energy, Inc.†(a)	159,859
4,975	Sempra Energy	265,068
30,200	Star Gas Partners LP†	90,600
6,150	Wisconsin Energy Corp.	270,539
8,100	Xcel Energy, Inc.	161,595

		2,490,930

Total Common Stock
(Cost $ 52,476,160)		50,619,084

MONEY MARKET FUND — 13.9%
7,110,492	PNC Institutional Money Market Trust 3.26% (Cost $7,110,492)(b)(c)	7,110,492

Total Investments — 112.5%
(Cost $ 59,586,652)		57,729,576
Other Assets & Liabilities,
Net — (12.5)%		(6,408,080)

NET ASSETS — 100.0%		$51,321,496

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
	March 31, 2008 (Unaudited	)

Shares		Value
COMMON STOCK — 98.5%

Consumer Discretionary — 7.6%
925	Aeropostale, Inc.†	$25,077
14,204	American Apparel, Inc.†	134,228
1,125	Bally Technologies, Inc.†	38,632
300	Blue Nile, Inc.†(a)	16,245
4,325	Charter Communications, Inc., Class A†(a)	3,685
825	Chipotle Mexican Grill, Inc., Class B†	80,099
270	Coinstar, Inc.†	7,598
100	Corinthian Colleges, Inc.†	723
1,250	CROCS, Inc.†(a)	21,838
4,650	Denny’s Corp.†	13,857
1,005	DeVry, Inc.	42,049
825	Domino’s Pizza, Inc.	11,129
2,475	Gemstar-TV Guide International, Inc.†	11,632
200	GSI Commerce, Inc.†	2,630
500	iRobot Corp.†(a)	8,555
100	Lifetime Brands, Inc.(a)	894
200	Matthews International Corp., Class A	9,650
1,662	NetFlix, Inc.†(a)	57,588
488	Overstock.com, Inc.†(a)	5,812
686	Peet’s Coffee & Tea, Inc.†	16,128
525	Pre-Paid Legal Services, Inc.†	22,265
1,925	Priceline.com, Inc.†(a)	232,656
525	Red Robin Gourmet Burgers, Inc.†	19,724
200	Scientific Games Corp., Class A†	4,222
340	Shuffle Master, Inc.†(a)	1,819
1,600	Smith & Wesson Holding Corp.†(a)	8,032
300	Sonic Corp.†	6,612
825	Sotheby’s(a)	23,851
100	Spartan Motors, Inc.	846
37	Stamps.com, Inc.†	380
2,211	Strayer Education, Inc.	337,178

Shares		Value

Consumer Discretionary (continued)
7,825	Sun-Times Media Group, Inc., Class A†	$5,634
300	Texas Roadhouse, Inc., Class A†	2,940
325	Under Armour, Inc., Class A†(a)	11,895
8	Visteon Corp.†	30
1,252	Warnaco Group, Inc. (The)†	49,379

		1,235,512

Consumer Staples — 0.8%
100	American Oriental Bioengineering, Inc.†	810
50	Andersons, Inc. (The)	2,230
500	Cal-Maine Foods, Inc.(a)	16,690
425	Central European Distribution Corp.†(a)	24,731
525	Corn Products International, Inc.	19,499
125	Green Mountain Coffee Roasters, Inc.†(a)	3,956
7,250	Revlon, Inc., Class A†	7,105
1,025	United Natural Foods, Inc.†	19,178
600	Universal Corp.	39,318

		133,517

Energy — 12.0%
2,608	Allis-Chalmers Energy, Inc.†(a)	35,964
844	Alon USA Energy, Inc.(a)	12,837
2,250	Arena Resources, Inc.†	87,097
2,800	ATP Oil & Gas Corp.†	91,616
1,470	Atwood Oceanics, Inc.†	134,828
900	Bois d’Arc Energy, Inc.†	19,341
16,329	Brigham Exploration Co.†	99,117
1,450	Carrizo Oil & Gas, Inc.†	85,942
100	Contango Oil & Gas Co.†	6,461
200	Delta Petroleum Corp.†	4,508
4,100	Dril-Quip, Inc.†	190,527

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Energy (continued)
50	ENGlobal Corp.†	$427
8,600	Evergreen Energy, Inc.†(a)	13,244
10,960	EXCO Resources, Inc.†	202,760
4,138	Exterran Holdings, Inc.†	267,067
2,600	FX Energy, Inc.†	11,076
1,525	GMX Resources, Inc.†	53,268
500	Goodrich Petroleum Corp.†(a)	15,040
600	Harvest Natural Resources, Inc.†	7,236
425	Lufkin Industries, Inc.	27,123
3,200	McMoRan Exploration Co.†(a)	55,328
797	NATCO Group, Inc., Class A†	37,260
8,503	Nova Biosource Fuels, Inc.†(a)	12,840
300	Parallel Petroleum Corp.†	5,871
300	Parker Drilling Co.†	1,938
2,527	Petrohawk Energy Corp.†	50,970
400	Petroleum Development Corp.†	27,708
13,300	Petroquest Energy, Inc.†	230,622
3,352	SulphCo, Inc.†(a)	13,978
700	Superior Well Services, Inc.†	15,309
400	Swift Energy Co.†	17,996
1,000	Toreador Resources Corp.†	7,780
300	TXCO Resources, Inc.†	3,714
3,930	US BioEnergy Corp.†	23,187
3,900	Vaalco Energy, Inc.†	19,383
1,826	Warren Resources, Inc.†	21,675
1,173	Western Refining, Inc.	15,800
500	W-H Energy Services, Inc.†	34,425

		1,961,263

Financials — 1.8%
100	Advance America Cash Advance Centers, Inc.	755

Shares		Value

Financials (continued)
1,450	Alexandria Real Estate Equities, Inc.	$134,444
600	Assured Guaranty, Ltd.	14,244
100	Hercules Technology Growth Capital, Inc.	1,086
425	Investment Technology Group, Inc.†	19,626
925	NYSE Euronext	57,082
500	optionsXpress Holdings, Inc.	10,355
300	PICO Holdings, Inc.†	9,069
600	Senior Housing Properties Trust	14,220
200	SWS Group, Inc.	2,446
425	Tejon Ranch Co.†	15,861
300	Westamerica Bancorp.(a)	15,780

		294,968

Health Care — 20.8%
600	Abaxis, Inc.†	13,902
100	Abiomed, Inc.†(a)	1,314
400	Acadia Pharmaceuticals, Inc.†(a)	3,624
500	Affymetrix, Inc.†	8,705
325	Air Methods Corp.†	15,720
525	Alexion Pharmaceuticals, Inc.†	31,133
3,900	Alexza Pharmaceuticals, Inc.†	26,832
825	Align Technology, Inc.†	9,166
100	Alkermes, Inc.†	1,188
1,717	Allscripts Healthcare Solutions, Inc.†	17,719
4,500	Altus Pharmaceuticals, Inc.†	20,475
200	AMAG Pharmaceuticals, Inc.†	8,086
300	Amsurg Corp.†	7,104
300	Angiodynamics, Inc.†	3,468
3,900	Arena Pharmaceuticals, Inc.†	26,676

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Health Care (continued)
400	Ariad Pharmaceuticals, Inc.†	$1,348
1,600	Arqule, Inc.†	6,848
2,300	Array Biopharma, Inc.†	16,123
100	Aspect Medical Systems, Inc.†	610
100	Bionovo, Inc.†(a)	127
1,355	Bruker Corp.†	20,853
435	Cambrex Corp.	3,015
2,500	Cell Genesys, Inc.†(a)	5,875
400	Centene Corp.†	5,576
1,325	Cepheid, Inc.†	32,317
1,050	Chemed Corp.	44,310
100	Conceptus, Inc.†(a)	1,856
625	Corvel Corp.†	19,119
300	Cubist Pharmaceuticals, Inc.†	5,526
4,251	Cyberonics, Inc.†	61,640
5,000	CytRx Corp.†(a)	5,750
925	Dionex Corp.†	71,216
5,600	Discovery Laboratories, Inc.†	13,160
1,517	Eclipsys Corp.†	29,748
400	Enzo Biochem, Inc.†	3,636
1,376	eResearch Technology, Inc.†	17,090
3,170	Gen-Probe, Inc.†	152,794
6,900	GenVec, Inc.†(a)	12,144
1,600	Geron Corp.†	7,808
1,450	Greatbatch, Inc.†	26,695
300	GTx, Inc.†	4,824
425	Haemonetics Corp.†	25,322
6,720	HMS Holdings Corp.†	191,856
1,985	Hologic, Inc.†	110,366
8,356	Hythiam, Inc.†(a)	10,111
2,860	ICON PLC, ADR†	185,585
1,500	Illumina, Inc.†	113,850
3,300	Immunomedics, Inc.†(a)	9,273
2,892	Indevus Pharmaceuticals, Inc.†	13,795

Shares		Value

Health Care (continued)
800	Insulet Corp.†	$11,520
725	Integra LifeSciences Holdings Corp.†	31,516
142	InterMune, Inc.†(a)	2,070
6,745	inVentiv Health, Inc.†	194,323
2,893	Inverness Medical Innovations, Inc.†	87,079
554	Isis Pharmaceuticals, Inc.†(a)	7,817
7,700	Javelin Pharmaceuticals, Inc.†	21,637
100	Kendle International, Inc.†	4,492
6,200	Keryx Biopharmaceuticals, Inc.†(a)	3,720
1,100	Kosan Biosciences, Inc.†	1,727
200	Landauer, Inc.	10,068
200	LHC Group, Inc.†	3,360
1,480	Lifecell Corp.†	62,204
1,500	Ligand Pharmaceuticals, Inc., Class B†	6,000
4,600	MannKind Corp.†(a)	27,462
4,567	Masimo Corp.†	118,742
350	Matria Healthcare, Inc.†	7,805
1,300	Medarex, Inc.†	11,505
2,300	Medicis Pharmaceutical Corp., Class A	45,287
2,100	Mentor Corp.(a)	54,012
200	Micrus Endovascular Corp.†(a)	2,472
61	Minrad International, Inc.†	143
340	Molina Healthcare, Inc.†	8,303
2,700	Momenta Pharmaceuticals, Inc.†	29,511
1,247	Neurocrine Biosciences, Inc.†	6,734
100	Northstar Neuroscience, Inc.†	158
100	Odyssey HealthCare, Inc.†	900
1,451	Omnicell, Inc.†	29,165

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Health Care (continued)
600	Onyx Pharmaceuticals, Inc.†	$17,418
100	Orthofix International NV†	3,977
2,642	OSI Pharmaceuticals, Inc.†(a)	98,784
2,275	Pain Therapeutics, Inc.†	19,224
975	Par Pharmaceutical Cos., Inc.†	16,955
2,800	Pediatrix Medical Group, Inc.†	188,720
11,000	Penwest Pharmaceuticals Co.†	28,600
2,326	Perrigo Co.(a)	87,760
5,780	Phase Forward, Inc.†	98,722
100	Progenics Pharmaceuticals, Inc.†	653
8,520	Providence Service Corp. (The)†	255,600
2,180	Psychiatric Solutions, Inc.†	73,946
1,500	Regeneron Pharmaceuticals, Inc.†	28,785
196	Rigel Pharmaceuticals, Inc.†	3,657
264	RXi Pharmaceuticals Corp.†(a)	2,508
600	Savient Pharmaceuticals, Inc.†(a)	12,000
1,800	Senomyx, Inc.†	10,620
1,100	Sirona Dental Systems, Inc.†	29,667
100	Somaxon Pharmaceuticals, Inc.†(a)	475
400	SonoSite, Inc.†	11,372
100	Spectranetics Corp.†	836
370	Trizetto Group, Inc.†	6,175
725	United Therapeutics Corp.†	62,858
300	Valeant Pharmaceuticals International†(a)	3,849
2,200	Vanda Pharmaceuticals, Inc.†	8,514
1,025	Varian, Inc.†	59,368
100	West Pharmaceutical Services, Inc	4,423
500	Wright Medical Group, Inc.†	12,070

Shares		Value

Health Care (continued)
800	Zoll Medical Corp.†	$21,272
1,400	Zymogenetics, Inc.†	13,720

		3,397,538

Industrials — 24.3%
9,802	AAR Corp.†(a)	267,301
1,050	Actuant Corp., Class A	31,720
1,125	Administaff, Inc.	26,561
525	Advisory Board Co. (The)†	28,844
1,350	AGCO Corp.†	80,838
300	American Commercial Lines, Inc.†	4,740
500	American Ecology Corp.	12,665
525	Astec Industries, Inc.†	20,349
300	Badger Meter, Inc.	12,960
5,020	BE Aerospace, Inc.†	175,449
1,225	Brady Corp., Class A	40,952
4,239	Briggs & Stratton Corp.(a)	75,878
1,075	Bucyrus International, Inc., Class A	109,274
4,980	Chart Industries, Inc.†	168,523
1,125	Clean Harbors, Inc.†	73,125
100	Comfort Systems USA, Inc.	1,301
7,540	Cornell Cos., Inc.†	169,348
3,860	Corrections Corp. of America†	106,227
625	CRA International, Inc.†	20,088
100	Diamond Management & Technology Consultants, Inc.	645
925	Energy Conversion Devices, Inc.†(a)	27,658
704	EnerNOC, Inc.†(a)	8,026
532	Equifax, Inc.	18,343
2,058	ESCO Technologies, Inc.†	81,744
1,447	Flow International Corp.†	13,443
300	Forward Air Corp.	10,632
340	Franklin Electric Co., Inc.	11,618

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Industrials (continued)
1,225	FTI Consulting, Inc.†	$87,024
600	Genco Shipping & Trading, Ltd.(a)	33,858
5,618	GenCorp., Inc.†	57,809
2,107	General Cable Corp.†	124,460
4,298	Geo Group, Inc. (The)†	122,235
3,973	GeoEye, Inc.†	103,258
9,900	GrafTech International, Ltd.†	160,479
400	H&E Equipment Services, Inc.†	5,028
420	II-VI, Inc.†	15,952
814	Kaman Corp.	23,028
400	Knight Transportation, Inc.	6,584
1,800	Ladish Co., Inc.†	64,800
1,600	Layne Christensen Co.†	56,032
4,600	LMI Aerospace, Inc.†	89,102
600	Medis Technologies, Ltd.†(a)	5,442
2,332	Middleby Corp.†(a)	145,493
100	Navigant Consulting, Inc.†	1,898
100	Nordson Corp.	5,385
400	Resources Connection, Inc.	7,148
2,290	Ritchie Bros Auctioneers, Inc.	188,055
2,491	Rollins, Inc.	44,066
200	Shaw Group, Inc. (The)†	9,428
1,225	Sunpower Corp., Class A†(a)	91,275
400	Team, Inc.†	10,920
2,875	TeleTech Holdings, Inc.†	64,572
93	Tetra Tech, Inc.†	1,814
701	Titan International, Inc.	21,458
100	TransDigm Group, Inc.†	3,705
92	Trex Co., Inc.†(a)	725
3,350	Triumph Group, Inc.	190,716
1,280	TrueBlue, Inc.†	17,203
100	Ultrapetrol Bahamas, Ltd.†	1,024
1,461	United Stationers, Inc.†	69,690
1,263	URS Corp.†	41,287

Shares		Value

Industrials (continued)
10,653	Wabtec Corp.	$401,192
300	Walter Industries, Inc.	18,789
1,350	Watson Wyatt Worldwide, Inc., Class A	76,612

		3,965,798

Information Technology — 22.8%
100	ACI Worldwide, Inc.†(a)	1,992
2,579	Advanced Analogic Technologies, Inc.†	14,494
325	Anixter International, Inc.†(a)	20,813
5,869	Art Technology Group, Inc.†	22,772
1,025	ATMI, Inc.†	28,526
525	Avid Technology, Inc.†	12,778
100	Avocent Corp.†	1,690
2,910	Bankrate, Inc.†(a)	145,180
250	Benchmark Electronics, Inc.†	4,488
4,530	Blackboard, Inc.†	150,985
800	Blue Coat Systems, Inc.†	17,632
2,575	Brightpoint, Inc.†	21,527
190	Brooks Automation, Inc.†	1,847
545	Cabot Microelectronics Corp.†	17,522
1,125	CACI International, Inc., Class A†	51,244
1,425	Checkpoint Systems, Inc.†	38,261
100	Cirrus Logic, Inc.†	672
7,797	CNET Networks, Inc.†(a)	55,359
80	Cogent, Inc.†(a)	754
600	Cognex Corp	13,098
1,331	CSG Systems International, Inc.†	15,133
4,432	Cybersource Corp.†	64,752
1,075	Cymer, Inc.†	27,993
600	Cypress Semiconductor Corp.†(a)	14,166
1,390	Digital River, Inc.†	43,048

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Information Technology (continued)
2,734	Diodes, Inc.†	$60,039
7,120	Double-Take Software, Inc.†	83,162
1,125	Emulex Corp.†	18,270
1,900	Equinix, Inc.†(a)	126,331
2,940	Euronet Worldwide, Inc.†	56,624
88	Factset Research Systems, Inc.	4,741
525	FEI Co.†	11,461
1,800	Finisar Corp.†(a)	2,304
4,426	Flir Systems, Inc.†	133,178
800	Harmonic, Inc.†	6,080
1,290	i2 Technologies, Inc.†(a)	14,525
6,120	Informatica Corp.†	104,407
572	InterDigital, Inc.†(a)	11,331
2,150	Intermec, Inc.†	47,708
2,372	Internap Network Services Corp.†	11,765
400	IPG Photonics Corp.†	6,276
1,800	Itron, Inc.†	162,414
925	j2 Global Communications, Inc.†	20,646
450	Littelfuse, Inc.†	15,736
300	LivePerson, Inc.†	930
625	Macrovision Corp.†	8,438
1,125	Manhattan Associates, Inc.†	25,796
1,350	Mantech International Corp., Class A†	61,236
300	Marchex, Inc., Class B(a)	2,994
100	Mattson Technology, Inc.†	609
7,180	Micros Systems, Inc.†	241,679
11,280	Microsemi Corp.†	257,184
1,500	MicroStrategy, Inc., Class A†	110,985
603	Microtune, Inc.†	2,207
2,175	MIPS Technologies, Inc.†	8,613
1,550	Monolithic Power Systems, Inc.†	27,327
37,782	Move, Inc.†	116,369

Shares		Value

Information Technology (continued)
1,038	Multi-Fineline Electronix, Inc.†(a)	$19,483
653	Netgear, Inc.†	13,027
5,250	Netlogic Microsystems, Inc.†	126,735
100	Netscout Systems, Inc.†	930
6,700	NICE Systems, Ltd. ADR †	189,074
835	Nuance Communications, Inc.†	14,537
588	Omniture, Inc.†	13,647
161	Omnivision Technologies, Inc.†(a)	2,708
65	ON Semiconductor Corp.†	369
1,697	OSI Systems, Inc.†	39,065
100	PDF Solutions, Inc.†	551
1,038	Perot Systems Corp., Class A†	15,612
100	Plexus Corp.†	2,805
100	PLX Technology, Inc.†	667
70	PMC - Sierra, Inc.†	399
635	Progress Software Corp.†	18,999
3,785	Quality Systems, Inc.(a)	113,058
2,500	RealNetworks, Inc.†	14,325
1,780	RightNow Technologies, Inc.†	21,182
600	Rogers Corp.†	20,046
725	SAVVIS, Inc.†(a)	11,796
92	Silicon Image, Inc.†	461
100	SiRF Technology Holdings, Inc.†(a)	509
6,113	Skyworks Solutions, Inc.†	44,503
1,130	Sohu.com, Inc.†	50,997
801	Sonus Networks, Inc.†(a)	2,755
400	Standard Microsystems Corp.†	11,672
700	Symyx Technologies, Inc.†	5,250
1,181	Synaptics, Inc.†(a)	28,202
500	SYNNEX Corp.†	10,610
400	Syntel, Inc.(a)	10,660
100	Take-Two Interactive
	Software, Inc.†	2,552

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Information Technology (continued)
66	Tekelec†(a)	$822
825	Terremark Worldwide, Inc.†(a)	4,521
1,125	Tessera Technologies, Inc.†	23,400
900	Trident Microsystems, Inc.†	4,635
100	TTM Technologies, Inc.†	1,132
100	Ultratech, Inc.†	961
953	Universal Display Corp.†	13,647
100	Utstarcom, Inc.†(a)	284
935	Vasco Data Security International, Inc.†	12,791
1,265	Veeco Instruments, Inc.†(a)	21,037
100	Vignette Corp.†	1,321
1,005	VistaPrint, Ltd.†(a)	35,125
6,560	Vocus, Inc.†	173,184
1,597	Volterra Semiconductor Corp.†	18,094
956	Websense, Inc.†	17,925
3,196	Zoran Corp.†	43,657

		3,727,813

Materials — 6.0%
437	AK Steel Holding Corp.	23,782
100	American Vanguard Corp.	1,664
100	Apex Silver Mines, Ltd.†	1,212
525	Arch Chemicals, Inc.	19,561
2,620	CF Industries Holdings, Inc.(a)	271,484
3,312	Coeur d’Alene Mines Corp.†(a)	13,380
5,075	Compass Minerals International, Inc.	299,324
453	Flotek Industries, Inc.†(a)	6,609
1,025	H.B. Fuller Co.	20,920
1,330	Haynes International, Inc.†	72,990
66	Hecla Mining Co.†	737
3,055	RTI International Metals, Inc.†	138,117
500	Texas Industries, Inc.(a)	30,055

Shares		Value

Materials (continued)
2,552	W.R. Grace & Co.†	$58,237
425	Zoltek Cos., Inc.†(a)	11,271

		969,343

Telecommunication Services — 1.3%
806	Alaska Communications Systems Group, Inc.	9,866
825	Cbeyond, Inc.†	15,502
3,701	Cincinnati Bell, Inc.†	15,766
1,756	FiberTower Corp.†	3,091
60	Globalstar, Inc.†(a)	437
5,370	Syniverse Holdings, Inc.†	89,464
4,686	Time Warner Telecom, Inc., Class A†	72,586
200	USA Mobility, Inc.†	1,428
7	Vonage Holdings Corp.†	13

		208,153

Utilities — 1.1%
925	Allete, Inc.	35,724
613	Black Hills Corp.	21,933
157	Integrys Energy Group, Inc.	7,322
2,139	ITC Holdings Corp.	111,356
200	Ormat Technologies, Inc.(a)	8,602

		184,937

Total Common Stock
(Cost $16,047,350)		16,078,842

MONEY MARKET FUND — 16.3%

2,664,882	PNC Institutional Money
	Market Trust 3.26%
	(Cost $2,664,882)(b)(c)	2,664,882

Total Investments — 114.8%
(Cost $18,712,232)		18,743,724
Other Assets & Liabilities,
Net — (14.8)%		(2,416,549)

NET ASSETS — 100.0%		$16,327,175

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
	March 31, 2008 (Unaudited	)

Shares		Value
COMMON STOCK — 98.4%

Consumer Discretionary — 7.1%
2,400	Aaron Rents, Inc.	$51,696
3,200	AFC Enterprises†	28,768
100	Audiovox Corp., Class A†	1,068
600	Blue Nile, Inc.†(a)	32,490
100	Bluegreen Corp.†	670
6,800	Bob Evans Farms, Inc.	187,612
1,650	Charter Communications, Inc., Class A†(a)	1,406
644	Coinstar, Inc.†	18,122
700	Denny’s Corp.†	2,086
400	DeVry, Inc.	16,736
30	DG FastChannel, Inc.†	575
800	Domino’s Pizza, Inc.	10,792
1,900	Fossil, Inc.†	58,026
100	FTD Group, Inc.	1,342
12,800	Golfsmith International Holdings, Inc.†	27,008
8,150	Hooker Furniture Corp.	182,071
350	Interactive Data Corp.	9,964
300	Jakks Pacific, Inc.†	8,271
50	Lifetime Brands, Inc.(a)	447
600	Morningstar, Inc.†	36,810
900	NetFlix, Inc.†(a)	31,185
8,105	NexCen Brands, Inc.†	27,800
17,350	Pacific Sunwear of California, Inc.†	218,784
1,005	Peet’s Coffee & Tea, Inc.†	23,628
705	Priceline.com, Inc.†(a)	85,206
819	RCN Corp.†	9,156
20	Regis Corp.	550
1,660	Sally Beauty Holdings, Inc.†	11,454
9,400	Sauer-Danfoss, Inc.	208,116
3,266	Sealy Corp.(a)	24,822
4,753	Source Interlink Cos., Inc.†(a)	9,031
1,000	Spartan Motors, Inc.	8,460
2,841	Stamps.com, Inc.†	29,149

Shares		Value

Consumer Discretionary (continued)
394	Stewart Enterprises, Inc., Class A	$2,529
16,292	Sun-Times Media Group, Inc., Class A†	11,730
13,700	Syntax-Brillian Corp.†(a)	13,426
900	Tupperware Brands Corp.	34,812
1,350	Under Armour, Inc., Class A†(a)	49,410
500	Visteon Corp.†	1,880
2,565	Warnaco Group, Inc. (The)†	101,164

		1,578,252

Consumer Staples — 5.7%
650	Andersons, Inc. (The)	28,996
1,750	Cal-Maine Foods, Inc.(a)	58,415
8,900	Casey’s General Stores, Inc.	201,140
1,200	Central Garden & Pet Co.†	5,532
4,000	Central Garden & Pet Co., Class A†	17,760
4,848	Corn Products International, Inc.	180,055
13,850	Del Monte Foods Co.	131,990
50	Fresh Del Monte Produce, Inc.†	1,820
800	Ralcorp Holdings, Inc.†	46,520
616	Revlon, Inc., Class A†	604
5,227	Smithfield Foods, Inc.†(a)	134,648
3,022	Universal Corp.	198,032
7,850	WD-40 Co.	261,012
100	Winn-Dixie Stores, Inc.†	1,796

		1,268,320

Energy — 10.6%
7,200	Acergy SA ADR	153,720
100	Allis-Chalmers Energy, Inc.†(a)	1,379
12,550	Approach Resources, Inc.†	196,784
2,400	Arena Resources, Inc.†	92,904
1,500	ATP Oil & Gas Corp.†	49,080

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
	March 31, 2008 (Unaudited	)

Shares		Value

Energy (continued)
1,362	Basic Energy Services, Inc.†	$30,073
3,550	Bill Barrett Corp.†	167,738
600	Bristow Group, Inc.†	32,202
350	Carrizo Oil & Gas, Inc.†	20,744
100	Complete Production Services, Inc.†	2,294
4,100	Denbury Resources, Inc.†	117,055
1,300	Edge Petroleum Corp.†	5,239
2,100	Encore Acquisition Co.†	84,588
9,870	Evergreen Energy, Inc.†(a)	15,200
7,837	Exterran Holdings, Inc.†	505,800
1,100	GMX Resources, Inc.†	38,423
6,590	Grey Wolf, Inc.†	44,680
500	Gulfmark Offshore, Inc.†	27,360
700	Harvest Natural Resources, Inc.†	8,442
1,650	Hercules Offshore, Inc.†	41,448
7,180	McMoRan Exploration Co.†(a)	124,142
5,372	Meridian Resource Corp.†	7,951
2,723	Nova Biosource Fuels, Inc.†(a)	4,112
1,000	Oil States International, Inc.†	44,810
2,100	Parker Drilling Co.†	13,566
1,400	Petrohawk Energy Corp.†	28,238
1,700	Petroleum Development Corp.†	117,759
200	Pioneer Drilling Co.†	3,186
800	Superior Well Services, Inc.†	17,496
1,600	Swift Energy Co.†	71,984
3,400	US BioEnergy Corp.†	20,060
12,939	Vaalco Energy, Inc.†	64,307
18,850	Warren Resources, Inc.†	223,749

		2,376,513

Financials — 20.7%
2,590	Affiliated Managers Group, Inc.†(a)	235,017

Shares		Value

Financials (continued)
11,500	Alesco Financial, Inc.(a)	$33,120
5,093	Alexandria Real Estate Equities, Inc.	472,223
3,450	American Campus Communities, Inc.	94,392
6,881	Anworth Mortgage Asset Corp.	42,181
3,200	Apollo Investment Corp.	50,656
100	Ashford Hospitality Trust, Inc.	568
4,212	Assured Guaranty, Ltd.	99,993
8,505	Bancorp, Inc. (The)†	102,740
100	BankFinancial Corp	1,591
700	BankUnited Financial Corp., Class A(a)	3,507
100	Centerline Holding Co.(a)	406
800	Central Pacific Financial Corp.	15,080
86	Citizens Republic Bancorp, Inc.	1,069
23	Clifton Savings Bancorp, Inc.	232
1,700	Community Bank System, Inc.	41,752
1,892	CompuCredit Corp.†	16,782
3,200	Corus Bankshares, Inc.(a)	31,136
3,400	Delphi Financial Group, Inc., Class A	99,382
925	Enterprise Financial Services Corp.(a)	23,125
57	Equity One, Inc.	1,366
680	First Citizens BancShares, Inc., Class A	94,758
1,160	First Community Bancshares, Inc.	42,247
1,037	First Financial Bankshares, Inc.	42,496
1,400	First Niagara Financial Group, Inc.	19,026
600	FirstFed Financial Corp.†(a)	16,290
1,900	Flushing Financial Corp.	33,402

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
300	Franklin Bank Corp.†	$909
300	Frontier Financial Corp.	5,304
535	GAMCO Investors, Inc., Class A	26,943
52	Gladstone Capital Corp.(a)	973
850	Greenhill & Co., Inc.(a)	59,126
469	Hallmark Financial Services, Inc.†	5,234
2,190	Hancock Holding Co.	92,024
274	Harleysville Group, Inc.	9,889
3,300	Hercules Technology Growth Capital, Inc.	35,838
1,914	Highwoods Properties, Inc.(a)	59,468
2,700	Home Properties, Inc.(a)	129,573
2,751	IBERIABANK Corp.	121,732
1,110	Imperial Capital Bancorp, Inc.	23,998
61	Independent Bank Corp., MA	1,803
1,019	Independent Bank Corp., MI(a)	10,577
500	IPC Holdings, Ltd.	14,000
1,898	Irwin Financial Corp.	10,078
4,018	Jones Lang LaSalle, Inc.	310,752
6,500	Knight Capital Group, Inc., Class A†	105,560
250	Lakeland Financial Corp.	5,662
100	LaSalle Hotel Properties	2,873
65	LTC Properties, Inc.	1,671
800	Max Capital Group, Ltd.	20,952
1,100	MCG Capital Corp.	9,999
1,150	Midland Co. (The)	74,670
100	MVC Capital, Inc.	1,524
1	Nasdaq OMX Group (The)†	39
4,866	National Financial Partners Corp.(a)	109,339

Shares		Value

Financials (continued)
100	National Health Investors, Inc.	$3,125
512	National Penn Bancshares, Inc.	9,313
1,090	Navigators Group, Inc.†	59,296
1,316	NBT Bancorp, Inc.	29,215
1,100	Odyssey Re Holdings Corp.	40,425
55	Old National Bancorp	990
17	Omega Healthcare Investors, Inc.	295
370	Pennsylvania Real Estate Investment Trust	9,024
1,571	PFF Bancorp, Inc.(a)	13,071
15,254	Phoenix Cos., Inc. (The)	186,251
2,600	PICO Holdings, Inc.†	78,598
400	Piper Jaffray Cos.†	13,584
100	Platinum Underwriters Holdings, Ltd.	3,246
8,100	PMA Capital Corp., Class A†	69,174
2,287	Potlatch Corp.	94,384
100	Prospect Capital Corp.(a)	1,522
1,522	Prosperity Bancshares, Inc.	43,621
500	RAIT Financial Trust(a)	3,470
450	Ramco-Gershenson Properties Trust	9,500
600	RLI Corp.	29,742
4,523	Safety Insurance Group, Inc.	154,370
3	Santander BanCorp	30
3,150	Selective Insurance Group	75,222
1,500	Senior Housing Properties Trust	35,550
300	Sterling Bancorp	4,659
1,015	Sterling Financial Corp.	15,844
2,250	SVB Financial Group†	98,190
1,500	SWS Group, Inc.	18,345
100	Texas Capital Bancshares, Inc.†	1,688
2,800	Tower Group, Inc.	70,476

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
877	Umpqua Holdings Corp.(a)	$13,602
100	United Community Banks, Inc.(a)	1,698
300	United Fire & Casualty Co.	11,220
32	Universal Health Realty Income Trust	1,066
36,450	W Holding Co., Inc.(a)	43,375
1,500	Westamerica Bancorp.(a)	78,900
8,705	Wilshire Bancorp, Inc.	66,506
650	Wintrust Financial Corp.	22,718
3,950	WSFS Financial Corp.	194,656
3,850	Zenith National Insurance Corp.	138,061

		4,609,069

Health Care — 5.1%
4,066	Amsurg Corp.†	96,283
1,100	Analogic Corp.	73,194
100	Angiodynamics, Inc.†	1,156
4,610	Arena Pharmaceuticals, Inc.†	31,532
735	Bionovo, Inc.†(a)	934
2,489	Bio-Rad Laboratories, Inc., Class A†	221,397
1,457	Chemed Corp.	61,485
6,000	Community Health Systems, Inc.†	201,420
300	Cyberonics, Inc.†	4,350
100	Eclipsys Corp.†	1,961
1,465	Greatbatch, Inc.†	26,971
900	Haemonetics Corp.†	53,622
5,057	Indevus Pharmaceuticals, Inc.†	24,122
1,933	Inverness Medical Innovations, Inc.†	58,183
1,378	Javelin Pharmaceuticals, Inc.†	3,872
600	Magellan Health Services, Inc.†	23,814
266	MannKind Corp.†(a)	1,588

Shares		Value

Health Care (continued)
1,000	Medicis Pharmaceutical Corp., Class A	$19,690
2,100	Merit Medical Systems, Inc.†	33,243
439	Momenta Pharmaceuticals, Inc.†	4,798
2,600	Neurocrine Biosciences, Inc.†	14,040
1,038	Owens & Minor, Inc.	40,835
1,800	Palomar Medical Technologies, Inc.†	27,180
800	Par Pharmaceutical Cos., Inc.†	13,912
200	Parexel International Corp.†	5,220
4,800	Penwest Pharmaceuticals Co.†	12,480
1,000	Perrigo Co.(a)	37,730
450	Providence Service Corp. (The)†	13,500
1,500	Zoll Medical Corp.†	39,885

		1,148,397

Industrials — 19.3%
1,339	ABX Holdings, Inc.†	3,937
3,350	Acuity Brands, Inc.	143,882
6,569	AGCO Corp.†	393,352
5,200	Albany International Corp., Class A	187,928
200	Arkansas Best Corp.	6,372
60	Astec Industries, Inc.†	2,326
5,200	Belden, Inc.	183,664
1,744	Blount International, Inc.†	21,573
200	Brady Corp., Class A	6,686
12,514	Briggs & Stratton Corp.(a)	224,001
816	Cascade Corp.	40,237
9,769	CBIZ, Inc.†	79,324
1,900	Ceradyne, Inc.†	60,724
1,500	Comfort Systems USA, Inc.	19,515
7,198	Corrections Corp. of America†	198,089

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
1,950	Curtiss-Wright Corp.	$80,886
100	Diamond Management & Technology Consultants, Inc.	645
770	Dynamic Materials Corp.	33,264
700	Ennis, Inc.	11,746
1,200	EnPro Industries, Inc.†	37,428
1,574	ESCO Technologies, Inc.†	62,519
100	Flow International Corp.†	929
2,140	FTI Consulting, Inc.†	152,026
180	G&K Services, Inc., Class A	6,410
550	Gardner Denver, Inc.†	20,405
1,100	Genco Shipping & Trading, Ltd.(a)	62,073
5,456	GenCorp., Inc.†	56,142
2,900	General Cable Corp.†	171,303
13,950	Gibraltar Industries, Inc.	163,633
1,000	GrafTech International, Ltd.†	16,210
20,200	Griffon Corp.†	173,720
269	ICT Group, Inc.†	2,714
600	IHS, Inc., Class A†	38,586
4,150	Kadant, Inc.†	121,927
2,172	Kaman Corp.	61,446
3,400	Kennametal, Inc.	100,062
250	Kimball International, Inc., Class B	2,680
450	Ladish Co., Inc.†	16,200
900	Layne Christensen Co.†	31,518
4,600	Lincoln Electric Holdings, Inc.	296,654
500	Lindsay Corp.	51,235
15,000	Marten Transport, Ltd.†	232,800
1,200	Mine Safety Appliances Co.	49,428
900	Mobile Mini, Inc.†	17,100
890	Moog, Inc., Class A†	37,567
100	PeopleSupport, Inc.†	912
3,350	RBC Bearings, Inc.†	124,386
1,300	Regal-Beloit Corp.	47,619
200	Robbins & Myers, Inc.	6,530

Shares		Value

Industrials (continued)
2,150	Rollins, Inc.	$38,033
1,345	Shaw Group, Inc. (The)†	63,403
829	Smith (A.O.) Corp.	27,249
100	Superior Essex, Inc.†	2,812
350	TeleTech Holdings, Inc.†	7,861
1,390	Trex Co., Inc.†(a)	10,953
2,930	UAP Holding Corp.	112,336
3,187	United Stationers, Inc.†	152,020
150	Viad Corp.	5,402
350	Wabtec Corp.	13,181
500	Waste Connections, Inc.†	15,370

		4,308,933

Information Technology — 10.9%
4,000	3Com Corp.†	9,160
3,419	Actel Corp.†	52,345
2,800	Advanced Energy Industries, Inc.†	37,128
100	Anaren, Inc.†	1,266
2,650	Anixter International, Inc.†(a)	169,706
300	Ansys, Inc.†	10,356
1,476	Applied Micro Circuits Corp.†	10,598
330	Ariba, Inc.†	3,188
2,533	Arris Group, Inc.†	14,742
595	Art Technology Group, Inc.†	2,309
1,850	Avid Technology, Inc.†	45,029
3,050	Avocent Corp.†	51,545
549	Axcelis Technologies, Inc.†	3,074
375	Benchmark Electronics, Inc.†	6,731
2,642	Checkpoint Systems, Inc.†	70,938
500	Cognex Corp.	10,915
4,200	CommScope, Inc.†(a)	146,286
2,230	CTS Corp.	23,861
4,765	Cybersource Corp.†	69,617

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
100	Dycom Industries, Inc.†	$1,201
100	Electro Scientific Industries, Inc.†	1,648
11,699	Electronics for Imaging†	174,549
966	Entegris, Inc.†	6,946
272	eSpeed, Inc., Class A†	3,172
1,200	Flir Systems, Inc.†	36,108
2,500	i2 Technologies, Inc.†(a)	28,150
360	Imation Corp.	8,186
40	Imergent, Inc.(a)	456
3,215	Internet Group, Inc.†	33,661
100	IPG Photonics Corp.†	1,569
1,650	Itron, Inc.†	148,880
16,850	Keithley Instruments, Inc.	163,445
10	Kemet Corp.†	40
3,954	Marchex, Inc., Class B(a)	39,461
12,200	Mattson Technology, Inc.†	74,298
3,050	Microsemi Corp.†	69,540
200	MKS Instruments, Inc.†	4,280
14,450	Move, Inc.†	44,506
100	MPS Group, Inc.†	1,182
2,944	Multi-Fineline Electronix, Inc.†(a)	55,259
1,370	Nextwave Wireless, Inc.†(a)	6,918
2,100	Omnivision Technologies, Inc.†(a)	35,322
115	ON Semiconductor Corp.†	653
502	PDF Solutions, Inc.†	2,766
100	Perot Systems Corp., Class A†	1,504
34,300	Quantum Corp.†	73,402
100	Rackable Systems, Inc.†	912
100	Radisys Corp.†	1,009
11,000	RealNetworks, Inc.†	63,030
3,600	Rogers Corp.†	120,276
1,524	Rudolph Technologies, Inc.†	14,889
700	SAVVIS, Inc.†(a)	11,389
600	Semitool, Inc.†	4,992

Shares		Value

Information Technology (continued)
4,373	Silicon Storage Technology, Inc.†	$11,457
50	SiRF Technology Holdings, Inc.†(a)	254
1,142	Skyworks Solutions, Inc.†	8,314
5,536	Standard Microsystems Corp.†	161,540
9,424	Symyx Technologies, Inc.†	70,680
890	SYNNEX Corp.†	18,886
100	Technitrol, Inc.	2,313
11,900	TIBCO Software, Inc.†	84,966
100	TNS, Inc.†	2,064
340	Veeco Instruments, Inc.†(a)	5,654
93	Vignette Corp.†	1,229
6,408	Zoran Corp.†	87,533

		2,427,283

Materials — 12.8%
7,626	AbitibiBowater, Inc.(a)	98,452
2,553	AK Steel Holding Corp.	138,934
4,750	Aptargroup, Inc.	184,918
2,718	Arch Chemicals, Inc.	101,273
5,100	Buckeye Technologies, Inc.†	56,916
3,500	Century Aluminum Co.†	231,840
3,461	CF Industries Holdings, Inc.(a)	358,629
4,800	Coeur d’Alene Mines Corp.†(a)	19,392
750	Compass Minerals International, Inc.	44,235
10,500	Domtar Corp.†	71,715
4,600	Ferro Corp.	68,356
100	Flotek Industries, Inc.†(a)	1,459
14,050	Glatfelter	212,296
2,690	H.B. Fuller Co.	54,903
9,081	Hercules, Inc.	166,091
800	Innospec, Inc.	16,960
1,490	OM Group, Inc.†	81,265

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Materials (continued)
200	Quanex Corp.	$10,348
450	Rockwood Holdings, Inc.†	14,746
650	Royal Gold, Inc	19,610
21,250	Sappi, Ltd. ADR	244,162
600	Shengda Tech, Inc.†(a)	5,100
1,500	Silgan Holdings, Inc.	74,445
1,641	Stillwater Mining Co.†	25,386
16,300	Temple-Inland, Inc.	207,336
1,470	Texas Industries, Inc.(a)	88,362
3,350	W.R. Grace & Co.†	76,447
22,400	Wausau Paper Corp.	185,024
100	Zoltek Cos., Inc.†(a)	2,652

		2,861,252

Telecommunication Services — 1.2%
6,871	Alaska Communications Systems Group, Inc.	84,101
19,170	Cincinnati Bell, Inc.†	81,664
31,497	FiberTower Corp.†	55,435
1,256	IDT Corp., Class B†	4,861
1,250	Time Warner Telecom, Inc., Class A†	19,362
3,700	USA Mobility, Inc.†	26,418
151	Vonage Holdings Corp.†(a)	279

		272,120

Utilities — 5.0%
1,950	Allete, Inc.	75,309
10,017	Black Hills Corp.	358,408
2,787	Integrys Energy Group, Inc.	129,986
2,174	Northwest Natural Gas Co.	94,439
4,750	NorthWestern Corp.	115,757
950	Ormat Technologies, Inc.(a)	40,860
3,550	Otter Tail Corp.	125,634
6,670	PNM Resources, Inc.	83,175
800	Portland General Electric Co.	18,040

Shares		Value

Utilities (continued)
2,950	Unisource Energy Corp.	$65,667

		1,107,275

Total Common Stock
(Cost $22,314,689)		21,957,414

RIGHTS — 0.0%

Financials — 0.0%
157	MCG Capital Corp., expire 4/18/08†
	(Cost $0)	168

MONEY MARKET FUND — 12.9%

2,868,708	PNC Institutional Money
	Market Trust 3.26%
	(Cost $2,868,708)(b)(c)	2,868,708

Total Investments — 111.3%
(Cost $$25,183,397)		24,826,290
Other Assets & Liabilities,
Net — (11.3)%		(2,519,939)

NET ASSETS — 100.0%		$22,306,351

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents seven day annualized yield.
(c)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK — 99.4%

Consumer Discretionary — 9.3%
300	1-800-FLOWERS.COM, Inc., Class A†	$2,553
200	4Kids Entertainment, Inc.†	1,954
100	99 Cents Only Stores†	989
250	Aaron Rents, Inc.	5,385
900	Abercrombie & Fitch Co., Class A	65,826
300	Acme United Corp.	3,960
1,600	Advance Auto Parts, Inc.	54,480
825	Aeropostale, Inc.†	22,366
100	AFC Enterprises†	899
100	Aftermarket Technology Corp.†	1,944
590	AH Belo Corp., Class A†	6,744
2,200	Aldila, Inc.	25,080
4,600	Amazon.com, Inc.†	327,980
1,900	Ambassadors Group, Inc.	35,891
1,500	Ambassadors International, Inc.	11,115
1,500	American Apparel, Inc.†	14,175
1,300	American Axle & Manufacturing Holdings, Inc.	26,650
3,025	American Eagle Outfitters, Inc.	52,968
450	American Greetings Corp., Class A	8,348
700	America’s Car-Mart, Inc.†(a)	8,813
450	Ameristar Casinos, Inc.	8,212
2,550	AnnTaylor Stores Corp.†	61,659
2,850	Apollo Group, Inc., Class A†(a)	123,120
2,550	ArvinMeritor, Inc.	31,900
100	Ashworth, Inc.†	286
3,350	AutoNation, Inc.†	50,150
1,500	Avatar Holdings, Inc.†	65,385
1,300	Bally Technologies, Inc.†	44,642
1,400	Barnes & Noble, Inc.	42,910

Shares		Value

Consumer Discretionary (continued)
900	Bebe Stores, Inc.	$9,675
4,025	Bed Bath & Beyond, Inc.†	118,738
1,450	Belo Corp., Class A	15,326
5,600	Best Buy Co., Inc.	232,176
200	Big 5 Sporting Goods Corp.	1,754
600	Big Dog Holdings, Inc.†(a)	3,690
1,300	Big Lots, Inc.†	28,990
600	Black & Decker Corp.	39,660
1,100	Blockbuster, Inc., Class A†(a)	3,586
50	Blue Nile, Inc.†	2,708
800	Bluegreen Corp.†	5,360
550	Blyth, Inc.	10,846
400	Bon-Ton Stores, Inc. (The)(a)	2,188
600	Books-A-Million, Inc.	5,244
400	Borders Group, Inc.	2,348
1,280	BorgWarner, Inc.	55,078
500	Boyd Gaming Corp.	10,000
1,575	Brinker International, Inc.	29,216
1,000	Brunswick Corp.	15,970
1,500	Buckle, Inc. (The)	67,095
150	Building Materials Holding Corp.	657
300	Burger King Holdings, Inc.	8,298
1,500	Cabela’s, Inc.†(a)	21,240
4,925	Cablevision Systems Corp., Class A†	105,543
200	Cache, Inc.†	2,258
400	California Coastal Communities, Inc.†	1,936
375	California Pizza Kitchen, Inc.†	4,916
500	Callaway Golf Co.	7,340
1,450	Career Education Corp.†	18,444
900	Caribou Coffee Co., Inc.†(a)	2,574
3,455	Carmax, Inc.†(a)	67,096
6,600	Carnival Corp.	267,168

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
550	Carter’s, Inc.†	$8,882
10,837	CBS Corp., Class B	239,281
3,800	Centex Corp.	91,998
300	Champion Enterprises, Inc.†	3,009
362	Charles & Colvard, Ltd.	445
1,450	Charming Shoppes, Inc.†	7,004
2,550	Cheesecake Factory (The)†	55,564
4,950	Chico’s FAS, Inc.†	35,195
1,300	Cinemark Holdings, Inc.	16,627
5,975	Circuit City Stores, Inc.(a)	23,780
2,299	Citadel Broadcasting Corp.	3,816
50	Citi Trends, Inc.†	922
1,700	CKE Restaurants, Inc.	19,074
1,200	CKX, Inc.†	11,424
6,487	Clear Channel Communications, Inc.	189,550
5,400	Coach, Inc.†	162,810
600	Coachmen Industries, Inc.	1,788
100	Cobra Electronics Corp.	381
1,150	Coldwater Creek, Inc.†	5,808
550	Collective Brands, Inc.†	6,666
100	Collectors Universe	1,039
1,500	Columbia Sportswear Co.	66,045
43,783	Comcast Corp., Class A(a)	846,763
1,200	Comstock Homebuilding Cos., Inc., Class A†(a)	1,020
500	Conn’s, Inc.†(a)	8,155
500	Cooper Tire & Rubber Co.	7,485
2,350	Corinthian Colleges, Inc.†	16,990
1,100	Cox Radio, Inc., Class A†	13,068
700	CROCS, Inc.†(a)	12,229
1,700	Crown Media Holdings, Inc., Class A†(a)	8,789
550	CSK Auto Corp.†	5,121
50	CSS Industries, Inc.	1,748
800	Cumulus Media, Inc., Class A†	5,104
1,500	Darden Restaurants, Inc.	48,825

Shares		Value

Consumer Discretionary (continued)
50	Deckers Outdoor Corp.†	$5,391
100	Design Within Reach, Inc.†	285
1,575	DeVry, Inc.	65,898
1,300	Dick’s Sporting Goods, Inc.†	34,814
600	Dillard’s, Inc., Class A	10,326
200	Directed Electronics, Inc.†(a)	418
11,327	DIRECTV Group, Inc. (The)†	280,796
4,000	Discovery Holding Co., Class A†	84,880
3,525	DISH Network Corp., Class A†	101,273
100	Dixie Group, Inc.†	838
2,750	Dollar Tree Stores, Inc.†(a)	75,872
1,350	Domino’s Pizza, Inc.	18,212
2,150	Dover Downs Gaming & Entertainment, Inc.	18,296
6,223	DR Horton, Inc.	98,012
1,500	DreamWorks Animation SKG, Inc., Class A†	38,670
1,300	Dress Barn, Inc.†	16,822
1,500	DXP Enterprises, Inc.†	58,928
4,125	Eastman Kodak Co.	72,889
1,500	Einstein Noah Restaurant Group, Inc.†	12,840
719	Emmis Communications Corp., Class A†	2,502
800	Empire Resorts, Inc.†(a)	1,096
750	Entercom Communications Corp., Class A	7,448
2,600	Entravision Communications Corp., Class A†	17,316
1,100	EW Scripps Co., Class A	46,211
100	Exide Technologies†(a)	1,310
2,815	Expedia, Inc.†	61,620
1,300	Family Dollar Stores, Inc.	25,350
200	Famous Dave’s of America, Inc.†	1,908

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
100	Finish Line (The), Class A	$476
900	Fleetwood Enterprises, Inc.†(a)	4,140
1,600	Foot Locker, Inc.	18,832
35,935	Ford Motor Co.†	205,548
2,800	Fortune Brands, Inc.	194,600
300	Forward Industries, Inc.†	726
1,400	Fossil, Inc.†	42,756
200	Fred’s, Inc., Class A	2,050
700	Furniture Brands International, Inc.(a)	8,190
700	Gaiam, Inc., Class A†	12,124
1,725	GameStop Corp., Class A†	89,200
600	Gaming Partners International Corp.†	4,134
3,300	Gannett Co., Inc.	95,865
8,550	Gap, Inc. (The)	168,264
2,625	Garmin, Ltd.(a)	141,776
300	Gaylord Entertainment Co.†	9,087
5,525	Gemstar-TV Guide International, Inc.†	25,968
7,320	General Motors Corp.(a)	139,446
1,810	Gentex Corp.	31,042
3,000	Genuine Parts Co.	120,660
850	Getty Images, Inc.†	27,200
3,475	Goodyear Tire & Rubber Co. (The)†	89,655
1,000	Gray Television, Inc.	5,690
1,800	Great Wolf Resorts, Inc.†	11,484
450	GSI Commerce, Inc.†	5,918
1,300	Guess?, Inc.	52,611
5,460	H&R Block, Inc.	113,350
100	Handleman Co.†(a)	24
1,196	Hanesbrands, Inc.†	34,923
3,775	Harley-Davidson, Inc.	141,562
1,600	Harman International Industries, Inc.	69,664
1,500	Harte-Hanks, Inc.	20,505

Shares		Value

Consumer Discretionary (continued)
2,300	Hasbro, Inc.	$64,170
1,500	Hearst-Argyle Television, Inc.	30,945
700	Helen of Troy, Ltd.†	11,739
200	Hibbett Sports, Inc.†	3,088
26,600	Home Depot, Inc.	744,002
700	Hooker Furniture Corp.	15,638
100	HOT Topic, Inc.†	431
2,715	IAC/InterActiveCorp.†	56,363
450	Iconix Brand Group, Inc.†	7,808
1,899	Idearc, Inc.	6,912
100	Infosonics Corp.†	101
4,450	International Game Technology	178,935
237	International Speedway Corp., Class A	9,764
9,542	Interpublic Group of Cos., Inc.†	80,248
1,200	INVESTools, Inc.†	13,188
1,300	J. Crew Group, Inc.†(a)	57,421
3,592	J.C. Penney Co., Inc.	135,454
2,800	Jack in the Box, Inc.†	75,236
775	Jackson Hewitt Tax Service, Inc.	8,889
1,124	Jarden Corp.†	24,436
8,900	Johnson Controls, Inc.	300,820
1,378	Jones Apparel Group, Inc.	18,493
1,100	Journal Communications, Inc., Class A	8,118
900	Journal Register Co.(a)	495
700	KB Home(a)	17,311
200	Kenneth Cole Productions, Inc., Class A	3,388
50	Knology, Inc.†	648
4,400	Kohl’s Corp.†	188,716
300	Krispy Kreme Doughnuts, Inc.†(a)	915
550	K-Swiss, Inc., Class A	8,701

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
200	Lakes Entertainment, Inc.†	$884
500	Lamar Advertising Co., Class A†(a)	17,965
1,200	Las Vegas Sands Corp.†	88,368
700	La-Z-Boy, Inc.(a)	5,838
600	Leapfrog Enterprises, Inc.†	4,230
1,550	Lear Corp.†	40,161
750	Lee Enterprises, Inc.(a)	7,508
3,910	Leggett & Platt, Inc.	59,628
3,700	Lennar Corp., Class A(a)	69,597
500	Lenox Group, Inc.†	885
1,500	Libbey, Inc.	25,260
5,551	Liberty Global, Inc., Class A†	189,178
9,375	Liberty Media Corp. - Interactive Class A†	151,312
9,740	Liberty Media Corp. - Entertainment Class A†	220,514
700	Lifetime Brands, Inc.(a)	6,258
4,240	Limited Brands, Inc.	72,504
1,200	Lin TV Corp., Class A†	11,532
200	Lincoln Educational Services Corp.†	2,400
898	Live Nation, Inc.†	10,893
1,600	Liz Claiborne, Inc.(a)	29,040
1,300	LKQ Corp.†	29,211
1,500	Lodgian, Inc.†	16,725
23,581	Lowe’s Cos., Inc.	540,948
600	M/I Homes, Inc.(a)	10,188
6,398	Macy’s, Inc.	147,538
700	Marine Products Corp.	5,656
6,325	Marriott International, Inc., Class A	217,327
900	Martha Stewart Living Omnimedia, Class A†	6,687
400	Marvel Entertainment, Inc.†	10,716
5,130	Mattel, Inc.	102,087
100	Matthews International Corp., Class A	4,825
996	McClatchy Co., Class A(a)	10,657

Shares		Value

Consumer Discretionary (continued)
18,700	McDonald’s Corp.(a)	$1,042,899
4,900	McGraw-Hill Cos., Inc. (The)	181,055
371	MDC Holdings, Inc.	16,246
500	Media General, Inc., Class A	7,010
967	Mediacom Communications Corp., Class A†(a)	4,187
529	Men’s Wearhouse, Inc. (The)	12,310
650	Meritage Homes Corp.†	12,558
900	MGM Mirage, Inc.†	52,893
677	Mohawk Industries, Inc.†(a)	48,480
1,600	Monarch Casino & Resort, Inc.†	28,336
650	Morgans Hotel Group Co.†	9,633
800	Morton’s Restaurant Group, Inc.†	6,344
1,700	MTR Gaming Group, Inc.†	11,900
2,100	Multimedia Games, Inc.†	11,214
1,300	National CineMedia, Inc.	29,224
50	Nautilus, Inc.(a)	164
100	Navarre Corp.†(a)	176
800	NetFlix, Inc.†(a)	27,720
1,400	New York & Co., Inc.†	8,036
1,900	New York Times Co. (The), Class A(a)	35,872
3,826	Newell Rubbermaid, Inc.	87,501
36,838	News Corp., Class A	690,712
200	NexCen Brands, Inc.†	686
200	Nexstar Broadcasting Group, Inc., Class A†	1,180
5,000	Nike, Inc., Class B	340,000
1,400	Nitches, Inc.†	2,170
1,700	Noble International, Ltd.	10,625
2,800	Nordstrom, Inc.	91,280
3,725	Office Depot, Inc.†	41,161
600	OfficeMax, Inc.	11,484
4,300	Omnicom Group, Inc.	189,974
2,325	O’Reilly Automotive, Inc.†	66,309

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
650	Orleans Homebuilders, Inc.(a)	$3,705
500	Outdoor Channel Holdings, Inc.†	3,675
300	Overstock.com, Inc.†(a)	3,573
50	Oxford Industries, Inc.	1,126
2,200	Pacific Sunwear of California, Inc.†	27,742
600	Palm Harbor Homes, Inc.†(a)	3,156
900	PC Mall, Inc.†(a)	9,567
1,000	Penn National Gaming, Inc.†	43,730
500	Penske Auto Group, Inc.	9,730
300	Perry Ellis International, Inc.†	6,549
3,250	PetSmart, Inc.	66,430
1,300	Phillips-Van Heusen Corp.	49,296
600	Pier 1 Imports, Inc.†	3,768
500	Pinnacle Entertainment, Inc.†	6,400
600	Playboy Enterprises, Inc., Class B†	4,998
1,000	Polaris Industries, Inc.(a)	41,010
1,400	Polo Ralph Lauren Corp.(a)	81,606
2,300	Pool Corp.(a)	43,447
2,275	Premier Exhibitions, Inc.†(a)	13,741
1,500	Pre-Paid Legal Services, Inc.†	63,615
1,500	Primedia, Inc.	11,025
100	Princeton Review, Inc.†	787
94	Proliance International, Inc.†	171
4,875	Pulte Homes, Inc.	70,931
4,150	Quiksilver, Inc.†	40,712
541	R.H. Donnelley Corp.†	2,737
3,350	RadioShack Corp.	54,438
600	RCN Corp.†	6,708

Shares		Value

Consumer Discretionary (continued)
1,250	Regal Entertainment Group, Class A	$24,112
200	Regis Corp.	5,498
1,750	Rent-A-Center, Inc.†	32,112
100	Retail Ventures, Inc.†	485
500	Riviera Holdings Corp.†	10,305
100	Rocky Brands, Inc.†	566
3,450	Ross Stores, Inc.	103,362
1,625	Royal Caribbean Cruises, Ltd.	53,463
500	Ruby Tuesday, Inc.	3,750
200	Russ Berrie & Co., Inc.†	2,812
1,300	Ryland Group, Inc.	42,757
4,100	Saks, Inc.†	51,127
100	Salem Communications Corp., Class A	401
850	Sally Beauty Holdings, Inc.†	5,865
500	Sauer-Danfoss, Inc.	11,070
600	Scientific Games Corp., Class A†	12,666
700	Sealy Corp.(a)	5,320
1,025	Sears Holdings Corp.†(a)	104,642
688	Select Comfort Corp.†	2,477
4,075	Service Corp. International	41,321
600	Sharper Image Corp.†(a)	102
2,200	Sherwin-Williams Co. (The)	112,288
400	Shoe Carnival, Inc.†	5,412
2,100	Shuffle Master, Inc.†	11,235
1,100	Sinclair Broadcast Group, Inc., Class A	9,801
20,075	Sirius Satellite Radio, Inc.†(a)	57,415
900	Six Flags, Inc.†(a)	1,476
550	Skechers U.S.A., Inc., Class A†	11,116
1,425	Snap-On, Inc.	72,461
1,000	Sonic Corp.†	22,040
603	Sotheby’s(a)	17,433
200	Source Interlink Cos., Inc.†(a)	380

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
1,700	Spanish Broadcasting System, Inc., Class A†	$3,009
75	Spartan Motors, Inc.	635
400	Speedway Motorsports, Inc.	10,028
1,300	Stage Stores, Inc.	21,060
200	Stanley Furniture Co., Inc.	2,482
700	Stanley Works (The)	33,334
10,725	Staples, Inc.	237,130
11,250	Starbucks Corp.†	196,875
2,373	Starwood Hotels & Resorts Worldwide, Inc.	122,803
550	Steak N Shake Co. (The)†(a)	4,329
100	Steinway Musical Instruments†	2,852
1,400	Stewart Enterprises, Inc., Class A	8,988
1,500	Stoneridge, Inc.†	20,175
600	Sun-Times Media Group, Inc., Class A†	432
150	Superior Industries International, Inc.(a)	3,112
1,300	Syms Corp.	15,782
1,300	Systemax, Inc.(a)	15,678
300	Talbots, Inc.(a)	3,234
12,050	Target Corp.	610,694
729	Tarragon Corp.†	1,567
3,200	Tempur-Pedic International, Inc.(a)	35,200
450	Tenneco, Inc.†	12,573
1,500	Texas Roadhouse, Inc., Class A†	14,700
2,500	Tiffany & Co.	104,600
400	Timberland Co., Class A†	5,492
2,225	Time Warner Cable, Inc., Class A†(a)	55,580
59,174	Time Warner, Inc.	829,619
7,350	TJX Cos., Inc.	243,064
1,600	Toll Brothers, Inc.†	37,568
637	TOUSA, Inc.†	108

Shares		Value

Consumer Discretionary (continued)
200	Trans World Entertainment Corp.†	$752
100	TravelCenters of America LLC†	610
350	Triarc Cos., Inc., Class B	2,418
50	Triple Crown Media, Inc.†	140
800	TRW Automotive Holdings Corp.†	18,696
200	Tuesday Morning Corp.†	1,036
750	Tupperware Brands Corp.	29,010
1,500	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	21,060
200	Universal Electronics, Inc.†	4,842
2,500	Urban Outfitters, Inc.†	78,375
200	Value Line, Inc.	9,180
800	Valuevision Media, Inc., Class A†	4,432
950	VF Corp.	73,634
9,337	Viacom, Inc., Class B†	369,932
6,125	Virgin Media, Inc.	86,179
50	Visteon Corp.†	188
591	WABCO Holdings, Inc.	26,961
28,270	Walt Disney Co. (The)	887,113
100	Warnaco Group, Inc. (The)†	3,944
150	Warner Music Group Corp.(a)	747
650	WCI Communities, Inc.†(a)	2,178
296	Weight Watchers International, Inc.	13,714
1,000	Wendy’s International, Inc.	23,060
900	Westwood One, Inc.†	1,890
1,772	Whirlpool Corp.	153,774
300	Wiley (John) & Sons, Inc., Class A	11,910
1,100	Williams-Sonoma, Inc.(a)	26,664
500	Winnebago Industries(a)	8,450
1,300	WMS Industries, Inc.†	46,761
400	Wolverine World Wide, Inc.	11,604

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
1,100	World Wrestling Entertainment, Inc., Class A	$20,471
100	WorldSpace, Inc., Class A†(a)	167
700	WPT Enterprises, Inc.†	1,015
3,385	Wyndham Worldwide Corp.	70,002
700	Wynn Resorts, Ltd.	70,448
4,250	XM Satellite Radio Holdings, Inc., Class A†	49,385
100	Young Broadcasting, Inc., Class A†	76
7,200	Yum! Brands, Inc.	267,912
400	Zale Corp.†(a)	7,904

		21,084,810

Consumer Staples — 9.5%
1,800	Alberto-Culver Co.	49,338
200	Alico, Inc.	8,830
32,525	Altria Group, Inc.	722,055
50	Andersons, Inc. (The)	2,230
12,100	Anheuser-Busch Cos., Inc.	574,145
8,736	Archer-Daniels-Midland Co.(a)	359,574
6,650	Avon Products, Inc.	262,941
1,300	Bare Escentuals, Inc.†	30,446
700	BJ’s Wholesale Club, Inc.†	24,983
1,500	Boston Beer Co., Inc., Class A†	71,310
800	Brown-Forman Corp., Class B(a)	52,976
2,200	Bunge, Ltd.	191,136
4,125	Campbell Soup Co.(a)	140,044
2,350	Casey’s General Stores, Inc.	53,110
2,300	Chiquita Brands International, Inc.†(a)	53,153
1,050	Church & Dwight Co., Inc.	56,952
2,100	Clorox Co.	118,944
33,420	Coca-Cola Co. (The)	2,034,275
3,420	Coca-Cola Enterprises, Inc.(a)	82,764

Shares		Value

Consumer Staples (continued)
8,730	Colgate-Palmolive Co.	$680,154
7,073	ConAgra Foods, Inc.	169,398
2,550	Constellation Brands, Inc., Class A†	45,058
800	Corn Products International, Inc.	29,712
7,100	Costco Wholesale Corp.	461,287
22,992	CVS Caremark Corp.	931,406
2,650	Darling International, Inc.†	34,318
1,734	Dean Foods Co.	34,836
3,705	Del Monte Foods Co.	35,309
1,300	Energizer Holdings, Inc.†	117,624
1,100	Estee Lauder Cos., Inc. (The), Class A	50,435
2,825	Flowers Foods, Inc.	69,919
4,550	General Mills, Inc.	272,454
300	Great Atlantic & Pacific Tea Co.†	7,866
1,150	Hansen Natural Corp.†	40,595
1,300	Herbalife, Ltd.	61,750
3,100	Hershey Co. (The)	116,777
4,300	HJ Heinz Co.	201,971
850	Hormel Foods Corp.	35,411
50	Ingles Markets, Inc., Class A	1,230
50	J&J Snack Foods Corp.	1,374
1,400	J.M. Smucker Co. (The)	70,854
4,100	Kellogg Co.	215,496
6,524	Kimberly-Clark Corp.	421,124
22,171	Kraft Foods, Inc., Class A	687,523
9,575	Kroger Co. (The)	243,205
1,975	Loews Corp. - Carolina Group	143,286
900	Mannatech, Inc.(a)	6,417
3,150	McCormick & Co., Inc.(a)	116,456
1,700	MGP Ingredients, Inc.	11,883
2,200	Molson Coors Brewing Co., Class B	115,654
600	National Beverage Corp.	4,602

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Consumer Staples (continued)
100	Natural Health Trends Corp.†(a)	$89
650	NBTY, Inc.†	19,468
500	Nu Skin Enterprises, Inc., Class A	9,010
1,970	Pepsi Bottling Group, Inc.	66,803
1,500	PepsiAmericas, Inc.	38,295
25,290	PepsiCo, Inc.	1,825,938
32,525	Philip Morris International, Inc.†	1,645,114
200	Prestige Brands Holdings, Inc.†	1,636
48,202	Procter & Gamble Co.	3,377,514
100	Reliv International, Inc.(a)	665
10,300	Revlon, Inc., Class A†	10,094
3,114	Reynolds American, Inc.	183,819
7,450	Rite Aid Corp.†(a)	21,903
70	Rocky Mountain Chocolate Factory, Inc.	878
6,950	Safeway, Inc.	203,982
50	Sanderson Farms, Inc.(a)	1,900
11,070	Sara Lee Corp.	154,759
2,600	Smithfield Foods, Inc.†(a)	66,976
600	Spartan Stores, Inc.	12,510
200	Spectrum Brands, Inc.†(a)	914
2,736	SUPERVALU, Inc.	82,025
9,950	Sysco Corp.	288,749
3,305	Tyson Foods, Inc., Class A	52,715
1,500	USANA Health Sciences, Inc.†	33,045
2,500	UST, Inc.	136,300
1,500	Vector Group, Ltd.	26,385
14,750	Walgreen Co.	561,828
38,745	Wal-Mart Stores, Inc.	2,041,087
2,425	Whole Foods Market, Inc.(a)	79,952
800	Winn-Dixie Stores, Inc.†	14,368
3,700	Wm. Wrigley Jr. Co.	232,508

		21,515,819

Shares		Value

Energy — 12.7%
750	Allis-Chalmers Energy, Inc.†(a)	$10,342
1,900	Alon USA Energy, Inc.	28,899
550	Alpha Natural Resources, Inc.†	23,892
2,100	American Oil & Gas, Inc.†	6,867
8,906	Anadarko Petroleum Corp.	561,345
5,856	Apache Corp.	707,522
2,000	Arch Coal, Inc.	87,000
550	Arlington Tankers, Ltd.	11,550
1,500	Atlas Energy Resources LLC	46,500
4,700	Baker Hughes, Inc.	321,950
600	Barnwell Industries, Inc.	6,546
1,500	Basic Energy Services, Inc.†	33,120
300	Berry Petroleum Co., Class A	13,947
900	BioFuel Energy Corp.†	4,122
4,072	BJ Services Co.(a)	116,093
550	Bois d’Arc Energy, Inc.†	11,820
1,500	Bolt Technology Corp.†	27,645
350	BP Prudhoe Bay Royalty Trust(a)	32,680
2,800	BPZ Resources, Inc.†	60,844
1,500	BreitBurn Energy Partners LP(a)	30,120
1,500	Brigham Exploration Co.†	9,105
875	Bronco Drilling Co., Inc.†	14,096
900	Cabot Oil & Gas Corp.	45,756
218	Cal Dive International, Inc.†	2,263
600	Callon Petroleum Co.†	10,854
2,900	Cameron International Corp.†	120,756
50	CARBO Ceramics, Inc.	2,005
50	Carrizo Oil & Gas, Inc.†	2,964
2,200	Cheniere Energy, Inc.†	43,560
7,150	Chesapeake Energy Corp.	329,972
32,599	Chevron Corp.	2,782,651

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
747	Cimarex Energy Co.	$40,891
400	Clayton Williams Energy, Inc.†	20,996
600	Clean Energy Fuels Corp.†	8,016
350	CNX Gas Corp.†	11,298
2,250	Comstock Resources, Inc.†	90,675
1,500	Concho Resources, Inc.†	38,460
22,251	ConocoPhillips	1,695,749
2,800	CONSOL Energy, Inc.(a)	193,732
2,100	Continental Resources, Inc.†	66,969
200	Cross Timbers Royalty Trust	9,810
1,300	Crosstex Energy, Inc.	44,135
150	Dawson Geophysical Co.†	10,125
1,500	Delek US Holdings, Inc.	19,005
2,900	Delta Petroleum Corp.†(a)	65,366
4,350	Denbury Resources, Inc.†	124,192
6,386	Devon Energy Corp.	666,251
1,450	Diamond Offshore Drilling, Inc.	168,780
500	Double Hull Tankers, Inc.	5,305
2,000	Dresser-Rand Group, Inc.†	61,500
1,500	Eagle Rock Energy Partners LP	21,600
12,214	El Paso Corp.	203,241
1,501	Enbridge Energy Management LLC†	72,970
350	Encore Acquisition Co.†	14,098
750	Energy Partners, Ltd.†	7,103
1,750	Energy Transfer Equity LP	54,670
1,500	Energy Transfer Partners LP	68,505
3,700	ENSCO International, Inc.	231,694
3,325	EOG Resources, Inc.	399,000
900	Evergreen Energy, Inc.†(a)	1,386
800	EXCO Resources, Inc.†	14,800
1,608	Exterran Holdings, Inc.†	103,780
84,150	Exxon Mobil Corp.(a)	7,117,407
3,578	FMC Technologies, Inc.†	203,552
950	Forest Oil Corp.†	46,512

Shares		Value

Energy (continued)
700	Foundation Coal Holdings, Inc.	$35,231
1,100	Frontier Oil Corp.	29,986
1,500	General Maritime Corp.	35,415
600	Geokinetics, Inc.†	10,872
600	GeoMet, Inc.†	3,996
500	GeoResources, Inc.†	7,500
750	Global Industries, Ltd.†	12,068
350	GMX Resources, Inc.†	12,226
1,500	Goodrich Petroleum Corp.†	45,120
2,350	Grant Prideco, Inc.†	115,667
6,050	Grey Wolf, Inc.†	41,019
650	Gulfport Energy Corp.†	6,890
14,100	Halliburton Co.	554,553
900	Harvest Natural Resources, Inc.†	10,854
2,850	Helix Energy Solutions Group, Inc.†	89,775
2,000	Helmerich & Payne, Inc.	93,740
2,000	Hercules Offshore, Inc.†	50,240
4,000	Hess Corp.	352,720
2,100	Holly Corp.	91,161
1,125	International Coal Group, Inc.†(a)	7,144
1,550	ION Geophysical Corp.†	21,390
750	James River Coal Co.†	13,140
4,100	Key Energy Services, Inc.†	55,022
4,000	Kinder Morgan Energy Partners LP	218,760
630	Kinder Morgan Management LLC†	32,121
1,300	Linn Energy LLC	24,700
550	Magellan Midstream Holdings LP	12,600
11,172	Marathon Oil Corp.	509,443
1,713	Mariner Energy, Inc.†	46,268
200	Martin Midstream Partners LP	6,102
1,200	Massey Energy Co.	43,800
450	Matrix Service Co.†	7,731

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
500	McMoRan Exploration Co.†(a)	$8,645
2,800	Murphy Oil Corp.	229,992
4,500	Nabors Industries, Ltd.†	151,965
250	NATCO Group, Inc., Class A†	11,688
5,638	National Oilwell Varco, Inc.†	329,146
750	Natural Gas Services Group, Inc.†	16,372
1,925	Newfield Exploration Co.†	101,736
4,175	Newpark Resources, Inc.†	21,292
2,100	NGAS Resources, Inc.†	11,823
3,820	Noble Corp.	189,739
2,600	Noble Energy, Inc.	189,280
13,010	Occidental Petroleum Corp.	951,942
400	Oceaneering International, Inc.†	25,200
1,300	Oil States International, Inc.†	58,253
100	Omni Energy Services Corp.†	370
600	Pacific Ethanol, Inc.†(a)	2,640
1,650	Parallel Petroleum Corp.†	32,290
2,800	Parker Drilling Co.†	18,088
1,865	Patriot Coal Corp.†	87,599
1,950	Patterson-UTI Energy, Inc.	51,051
3,650	Peabody Energy Corp.	186,150
4,747	Petrohawk Energy Corp.†	95,747
350	Petroleum Development Corp.†	24,244
500	Petroquest Energy, Inc.†	8,670
450	Pioneer Drilling Co.†	7,169
1,325	Pioneer Natural Resources Co.	65,084
953	Plains Exploration & Production Co.†	50,642
3,250	Pride International, Inc.†	113,588
1,500	Quicksilver Resources, Inc.†	54,795
2,000	Range Resources Corp.	126,900

Shares		Value

Energy (continued)
1,500	Rosetta Resources, Inc.†	$29,505
1,500	Rowan Cos., Inc.	61,770
1,750	RPC, Inc.	26,582
19,400	Schlumberger, Ltd.	1,687,800
3,500	Smith International, Inc.	224,805
4,650	Southwestern Energy Co.†(a)	156,658
9,891	Spectra Energy Corp.	225,020
1,550	St. Mary Land & Exploration Co.	59,675
2,465	Sunoco, Inc.(a)	129,339
950	Superior Energy Services, Inc.†	37,639
650	Superior Well Services, Inc.†	14,216
1,300	Teekay Corp.(a)	55,211
2,800	Tesoro Corp.	84,000
1,150	Tetra Technologies, Inc.†	18,216
660	TGC Industries, Inc.†	5,570
1,350	Tidewater, Inc.	74,398
1,500	Toreador Resources Corp.†	11,670
4,566	Transocean, Inc.†	617,323
500	Trico Marine Services, Inc.†	19,485
1,250	TXCO Resources, Inc.†	15,475
1,865	Ultra Petroleum Corp.†	144,538
700	Union Drilling, Inc.†	12,243
1,300	Unit Corp.†	73,645
3,150	Uranium Resources, Inc.†(a)	18,868
200	US BioEnergy Corp.†	1,180
2,450	USEC, Inc.†	9,065
600	Vaalco Energy, Inc.†	2,982
8,764	Valero Energy Corp.	430,400
550	Venoco, Inc.†	6,391
2,300	VeraSun Energy Corp.†	16,905
100	Verenium Corp.†(a)	352
2,050	W&T Offshore, Inc.	69,926
800	Warren Resources, Inc.†	9,496
4,950	Weatherford International, Ltd.†	358,727

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
1,500	Western Refining, Inc.	$20,205
1,300	Whiting Petroleum Corp.†	84,045
8,500	Williams Cos., Inc.	280,330
7,860	XTO Energy, Inc.	486,220

		28,807,588

Financials — 17.5%
1,200	21st Century Holding Co.	15,372
900	Abington Bancorp, Inc.	9,288
600	ACA Capital Holdings, Inc.†	180
50	Acadia Realty Trust	1,208
5,650	ACE, Ltd.	311,089
1,300	Advance America Cash Advance Centers, Inc.	9,815
300	Advanta Corp., Class B	2,109
200	Affirmative Insurance Holdings, Inc.	1,596
7,600	Aflac, Inc.(a)	493,620
1,500	Allied World Assurance Co. Holdings, Ltd.	59,550
10,425	Allstate Corp. (The)	501,026
2,225	AMB Property Corp.	121,084
4,500	AMBAC Financial Group, Inc.	25,875
1,200	AmCOMP, Inc.†	14,664
400	Amcore Financial, Inc.	8,140
100	American Equity Investment Life Holding Co.	928
15,950	American Express Co.	697,334
1,600	American Financial Group, Inc.	40,896
3,600	American Financial Realty Trust	28,584
35,550	American International Group, Inc.	1,537,538
300	American Physicians Capital, Inc.	13,908
3,850	AmeriCredit Corp.†(a)	38,770
3,880	Ameriprise Financial, Inc.	201,178

Shares		Value

Financials (continued)
310	Anchor Bancorp Wisconsin, Inc.	$5,881
9,125	Annaly Capital Management, Inc.(a)	139,795
1,700	Anworth Mortgage Asset Corp.	10,421
3,750	AON Corp.	150,750
1,015	Apartment Investment & Management Co., Class A	36,347
200	Arbor Realty Trust, Inc.	3,016
300	Arch Capital Group, Ltd.†	20,601
1,100	Arthur J. Gallagher & Co.	25,982
2,050	Ashford Hospitality Trust, Inc.	11,644
1,700	Aspen Insurance Holdings, Ltd.	44,846
900	Asset Acceptance Capital Corp.	8,667
1,854	Associated Banc-Corp.	49,372
100	Associated Estates Realty Corp.	1,144
900	Assurant, Inc.	54,774
750	Assured Guaranty, Ltd.	17,805
2,950	Astoria Financial Corp.	80,122
725	AvalonBay Communities, Inc.(a)	69,977
2,000	Axis Capital Holdings, Ltd.	67,960
1,500	BancFirst Corp.	68,670
50	Bancorp, Inc. (The)†	604
1,850	BancorpSouth, Inc.	42,846
650	Bank Mutual Corp.	6,981
70,486	Bank of America Corp.	2,672,124
550	Bank of Hawaii Corp.	27,258
18,463	Bank of New York Mellon Corp. (The)	770,461
400	BankAtlantic Bancorp, Inc., Class A	1,564
700	BankFinancial Corp.	11,137
300	Banner Corp.	6,912

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
8,475	BB&T Corp.	$271,708
1,055	Bear Stearns Cos., Inc. (The)(a)	11,067
433	Berkshire Hathaway, Inc., Class B†	1,936,766
1,000	BioMed Realty Trust, Inc.	23,890
1,325	Boston Properties, Inc.(a)	121,993
788	Brandywine Realty Trust	13,364
1,325	BRE Properties, Inc.	60,367
3,175	Brookfield Properties Corp.	61,309
606	Brookline Bancorp, Inc.	6,957
1,400	Brown & Brown, Inc.	24,332
1,500	BRT Realty Trust REIT	21,015
100	Camden National Corp.	3,384
1,425	Camden Property Trust	71,535
350	Capital City Bank Group, Inc.(a)	10,150
1,700	Capital Corp. of the West	13,634
5,200	Capital One Financial Corp.	255,944
4,639	CapitalSource, Inc.(a)	44,859
1,200	CapLease, Inc.	9,324
1,600	Capstead Mortgage Corp.	18,240
600	Cardinal Financial Corp.	5,322
1,500	Cascade Bancorp	14,340
1,900	Castlepoint Holdings, Ltd.	18,487
288	Cathay General Bancorp(a)	5,970
4,725	CB Richard Ellis Group, Inc., Class A†	102,249
1,050	CBL & Associates Properties, Inc.	24,706
1,150	Cedar Shopping Centers, Inc.	13,432
2,000	Centennial Bank Holdings, Inc.†	12,560
700	Centerline Holding Co.(a)	2,842
14,964	Charles Schwab Corp. (The)	281,772
400	Charter Financial Corp.	12,760
1,500	Chemical Financial Corp.	35,760
5,150	Chubb Corp.	254,822

Shares		Value

Financials (continued)
2,994	Cincinnati Financial Corp.	$113,892
2,371	CIT Group, Inc.	28,096
81,600	Citigroup, Inc.	1,747,872
1,157	Citizens Republic Bancorp, Inc.	14,382
350	City Holding Co.	13,965
1,325	CME Group, Inc.	621,558
1,500	CNA Surety Corp.†	23,070
750	CoBiz Financial, Inc.	9,765
350	Cohen & Steers, Inc.(a)	9,272
4,950	Colonial BancGroup, Inc. (The)(a)	47,668
429	Colonial Properties Trust	10,317
276	Columbia Banking System, Inc.	6,177
1,973	Comerica, Inc.	69,213
2,725	Commerce Bancorp, Inc.	97,936
876	Commerce Bancshares, Inc.	36,818
850	Commerce Group, Inc.	30,651
563	Community Bancorp†	7,634
700	CompuCredit Corp.†(a)	6,209
5,100	Conseco, Inc.†	52,020
450	Corporate Office Properties Trust REIT	15,124
1,800	Corus Bankshares, Inc.(a)	17,514
9,098	Countrywide Financial Corp.(a)	50,039
650	Cousins Properties, Inc.	16,062
1,300	Credit Acceptance Corp.†(a)	20,189
450	Cullen/Frost Bankers, Inc.	23,868
755	CVB Financial Corp.	7,860
4,150	DCT Industrial Trust, Inc.	41,334
237	Deerfield Capital Corp.	334
322	Delphi Financial Group, Inc., Class A	9,412
1,000	Delta Financial Corp.(a)	21
2,351	Developers Diversified Realty Corp.	98,460
900	DiamondRock Hospitality Co.	11,403

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
500	Digital Realty Trust, Inc.	$17,750
1,000	Dime Community Bancshares	17,480
6,325	Discover Financial Services(a)	103,540
1,500	Doral Financial Corp.†	30,270
1,100	Douglas Emmett, Inc.	24,266
3,801	Duke Realty Corp.	86,701
6,387	E*Trade Financial Corp.†	24,654
500	East West Bancorp, Inc.	8,875
2,525	Eaton Vance Corp.	77,038
1,500	Employers Holdings, Inc.	27,810
200	Encore Capital Group, Inc.†	1,360
850	Endurance Specialty Holdings, Ltd.	31,110
50	Enterprise Financial Services Corp.(a)	1,250
3,779	Equity Residential	156,791
1,325	Erie Indemnity Co., Class A	67,827
400	Everest RE Group, Ltd.	35,812
500	Extra Space Storage, Inc.	8,095
1,000	EZCORP, Inc., Class A†	12,310
16,025	Fannie Mae	421,778
500	FBL Financial Group, Inc., Class A	14,245
300	Federal Realty Investment Trust(a)	23,385
900	Federated Investors, Inc., Class B	35,244
2,100	FFD Financial Corp.	30,975
3,391	Fidelity National Financial, Inc., Class A	62,157
8,435	Fifth Third Bancorp	176,460
1,200	Financial Institutions, Inc.	22,740
100	First Acceptance Corp.†	285
992	First American Corp.	33,668
1,150	First Bancorp./Puerto Rico	11,684
300	First Bancorp./Troy NC	5,979

Shares		Value

Financials (continued)
680	First Busey Corp.(a)	$14,362
650	First Cash Financial Services, Inc.†	6,714
550	First Charter Corp.(a)	14,690
2,600	First Commonwealth Financial Corp.(a)	30,134
425	First Community Bancshares, Inc.	15,478
1,300	First Financial Bancorp	17,485
100	First Financial Corp.	3,078
1,950	First Horizon National Corp.(a)	27,320
650	First Industrial Realty Trust, Inc.(a)	20,078
550	First Marblehead Corp. (The)(a)	4,103
750	First Midwest Bancorp, Inc.	20,828
1,608	First Niagara Financial Group, Inc.	21,853
1,300	First Potomac Realty Trust	19,981
1,200	FirstMerit Corp.	24,792
700	Flagstar Bancorp, Inc.	5,054
1,150	Flagstone Reinsurance Holdings, Ltd.	13,915
2,800	FNB Corp.(a)	43,708
600	Forest City Enterprises, Class A	22,080
1,500	Fortress Investment Group LLC, Class A(a)	18,420
350	Franklin Bank Corp.†(a)	1,060
3,200	Franklin Resources, Inc.	310,368
550	Franklin Street Properties Corp.	7,876
10,425	Freddie Mac	263,961
150	Fremont General Corp.†	72
2,585	Friedman, Billings, Ramsey Group, Inc., Class A	4,395
2,734	Fulton Financial Corp.	33,601

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
440	FX Real Estate and Entertainment, Inc.†	$2,587
5,050	General Growth Properties, Inc.(a)	192,758
8,250	Genworth Financial, Inc., Class A	186,780
1,500	Getty Realty Corp.	23,895
2,800	Glacier Bancorp, Inc.	53,676
4,300	GLG Partners, Inc.†(a)	51,041
1,300	Glimcher Realty Trust(a)	15,548
100	GMH Communities Trust	868
5,470	Goldman Sachs Group, Inc. (The)	904,683
335	Green Bancshares, Inc.	5,926
150	Greenhill & Co., Inc.(a)	10,434
2,300	Grubb & Ellis Co.	15,801
708	Guaranty Financial Group Inc.†	7,519
2,800	Hallmark Financial Services, Inc.†	31,248
1,050	Hanmi Financial Corp.	7,760
1,400	Hanover Insurance Group, Inc. (The)	57,596
1,500	Harleysville Group, Inc.	54,135
1,320	Harleysville National Corp.	19,034
4,750	Hartford Financial Services Group, Inc.	359,908
2,375	HCC Insurance Holdings, Inc.	53,889
4,925	HCP, Inc.(a)	166,514
900	Health Care REIT, Inc.(a)	40,617
750	Healthcare Realty Trust, Inc.	19,612
50	Heritage Commerce Corp.	916
1,200	Hersha Hospitality Trust	10,836
350	Highwoods Properties, Inc.	10,874
1,200	Hilltop Holdings, Inc.†	12,480
500	Horace Mann Educators Corp.	8,740
1,000	Hospitality Properties Trust	34,020
9,750	Host Hotels & Resorts, Inc.	155,220

Shares		Value

Financials (continued)
700	Housevalues, Inc.†	$1,652
6,675	HRPT Properties Trust	44,923
9,026	Hudson City Bancorp, Inc.	159,580
7,351	Huntington Bancshares, Inc.	79,023
850	IMPAC Mortgage Holdings, Inc.(a)	1,080
650	Independent Bank Corp., MI(a)	6,747
2,225	IndyMac Bancorp, Inc.(a)	11,036
1,500	Infinity Property & Casual Corp.	62,400
300	Inland Real Estate Corp.	4,563
1,375	IntercontinentalExchange, Inc.†	179,438
500	International Assets Holding Corp.†	12,480
865	International Bancshares Corp.	19,532
550	Intervest Bancshares Corp., Class A	5,274
6,600	Invesco, Ltd.	160,776
300	Investment Technology Group, Inc.†	13,854
1,300	Investors Real Estate Trust	12,714
950	IPC Holdings, Ltd.	26,600
2,100	Irwin Financial Corp.	11,151
2,064	iStar Financial, Inc.(a)	28,958
3,275	Janus Capital Group, Inc.	76,209
3,800	Jefferies Group, Inc.	61,294
150	JER Investors Trust, Inc.(a)	1,272
53,430	JPMorgan Chase & Co.	2,294,818
600	Kearny Financial Corp.	6,570
6,473	Keycorp	142,082
3,025	Kimco Realty Corp.	118,489
1,300	Kite Realty Group Trust	18,200
3,700	KKR Financial Holdings LLC	46,842
1,550	Knight Capital Group, Inc., Class A†	25,172
700	LaBranche & Co., Inc.†	3,045

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
1,500	LandAmerica Financial Group, Inc.	$59,205
1,300	Lazard, Ltd., Class A	49,660
2,600	Legg Mason, Inc.	145,548
7,918	Lehman Brothers Holdings, Inc.	298,034
1,905	Leucadia National Corp.	86,144
450	Lexington Realty Trust	6,484
3,935	Liberty Media Corp.-Capital Series A†	61,937
950	Liberty Property Trust(a)	29,554
3,800	Lincoln National Corp.	197,600
7,350	Loews Corp.	295,617
1,500	LTC Properties, Inc.	38,565
1,025	M&T Bank Corp.	82,492
1,425	Macerich Co. (The)	100,135
900	Mack-Cali Realty Corp.	32,139
1,500	Maguire Properties, Inc.	21,465
1,250	MainSource Financial Group, Inc.	19,375
9,620	Marsh & McLennan Cos., Inc.	234,247
3,632	Marshall & Ilsley Corp.	84,262
1,300	Max Capital Group, Ltd.	34,047
244	MB Financial, Inc.	7,510
3,500	MBIA, Inc.(a)	42,770
1,000	Medallion Financial Corp.	9,040
1,000	Medical Properties Trust, Inc.	11,320
14,296	Merrill Lynch & Co., Inc.	582,419
6,771	MetLife, Inc.(a)	408,020
3,000	MF Global, Ltd.†	29,730
3,500	MFA Mortgage Investments, Inc.	22,050
700	MGIC Investment Corp.	7,371
100	Mid-America Apartment Communities, Inc.	4,984
247	Midland Co. (The)	16,038

Shares		Value

Financials (continued)
250	Midwest Banc Holdings, Inc.	$3,195
1,200	Montpelier Re Holdings, Ltd.	19,260
3,675	Moody’s Corp.(a)	128,000
15,275	Morgan Stanley	698,068
600	Nara Bancorp, Inc.	7,794
2,650	Nasdaq OMX Group (The)†	102,449
200	National Atlantic Holdings Corp., Class A†	1,188
10,938	National City Corp.	108,833
400	National Interstate Corp.	9,340
1,944	National Penn Bancshares, Inc.	35,361
1,095	National Retail Properties, Inc.	24,145
570	Nationwide Financial Services, Class A	26,950
1,450	Nationwide Health Properties, Inc.	48,938
200	Navigators Group, Inc.†	10,880
1,300	Nelnet, Inc., Class A	15,275
4,212	New York Community Bancorp, Inc.	76,743
3,200	NewAlliance Bancshares, Inc.	39,232
750	Newcastle Investment Corp.(a)	6,195
50	North Valley Bancorp	594
3,400	Northern Trust Corp.	225,998
1,650	NorthStar Realty Finance Corp.(a)	13,480
500	Northwest Bancorp, Inc.(a)	13,665
1,550	Nymex Holdings, Inc.	140,476
2,750	NYSE Euronext	169,702
1,228	OceanFirst Financial Corp.	21,478
800	Ocwen Financial Corp.†	3,552
1,044	Old National Bancorp	18,792
3,612	Old Republic International Corp.	46,631

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
400	Old Second Bancorp, Inc.	$10,624
2,300	Omega Healthcare Investors, Inc.	39,928
1,500	OneBeacon Insurance Group, Ltd.	28,530
750	optionsXpress Holdings, Inc.	15,532
432	Oriental Financial Group	8,515
283	Pacific Capital Bancorp.	6,085
1,500	Parkway Properties, Inc.	55,440
400	PartnerRe, Ltd.	30,520
1,000	Penn Treaty American Corp.†	6,450
3,347	People’s United Financial, Inc.	57,937
400	Philadelphia Consolidated Holding Co.†	12,880
1,250	Phoenix Cos., Inc. (The)	15,262
500	Pinnacle Financial Partners, Inc.†	12,800
850	Platinum Underwriters Holdings, Ltd.	27,591
4,284	Plum Creek Timber Co., Inc.	174,359
525	PMI Group, Inc. (The)	3,056
3,575	Popular, Inc.(a)	41,684
300	Portfolio Recovery Associates, Inc.(a)	12,867
1,300	Post Properties, Inc.	50,206
1,500	Preferred Bank	25,035
400	Presidential Life Corp.	6,976
100	Primus Guaranty, Ltd.†(a)	358
5,500	Principal Financial Group, Inc.	306,460
265	ProAssurance Corp.†	14,265
9,575	Progressive Corp. (The)	153,870
4,644	Prologis	273,346
671	Prosperity Bancshares, Inc.	19,231
1,050	Protective Life Corp.	42,588

Shares		Value

Financials (continued)
1,300	Provident Bankshares Corp.	$13,962
700	Provident Financial Services, Inc.	9,898
1,550	Provident New York Bancorp.	20,925
7,100	Prudential Financial, Inc.	555,575
1,439	Public Storage	127,524
2,000	Pzena Investment Management, Inc., Class A(a)	22,640
570	Radian Group, Inc.	3,745
1,700	RAIT Financial Trust(a)	11,798
1,500	Ramco-Gershenson Properties Trust	31,665
900	Raymond James Financial, Inc.(a)	20,682
801	Rayonier, Inc.	34,795
1,600	Realty Income Corp.(a)	40,992
1,625	Regency Centers Corp.	105,235
12,556	Regions Financial Corp.	247,981
1,700	RenaissanceRe Holdings, Ltd.	88,247
50	Renasant Corp.	1,125
1,750	Resource America, Inc., Class A	16,538
200	Resource Capital Corp.(a)	1,514
1,200	Roma Financial Corp.(a)	17,892
1,100	Safeco Corp.	48,268
150	Safety Insurance Group, Inc.	5,120
600	Santander BanCorp.	6,066
700	SeaBright Insurance Holdings, Inc.†	10,311
750	Seacoast Banking Corp. of Florida(a)	8,212
2,000	SEI Investments Co.	49,380
2,300	Selective Insurance Group	54,924
1,450	Senior Housing Properties Trust	34,365
3,266	Simon Property Group, Inc.	303,444

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
397	SL Green Realty Corp.(a)	$32,344
8,200	SLM Corp.†	125,870
650	South Financial Group, Inc. (The)	9,659
1,000	Southern Missouri Bancorp, Inc.	14,625
50	Southwest Bancorp, Inc.	876
6,227	Sovereign Bancorp, Inc.	58,036
700	St Joe Co. (The)(a)	30,051
490	StanCorp Financial Group, Inc.	23,378
1,500	State Auto Financial Corp	43,695
7,565	State Street Corp.	597,635
50	Sterling Bancorp.	776
600	Sterling Bancshares, Inc.	5,964
394	Sterling Financial Corp.	6,150
300	Stewart Information Services Corp.	8,397
400	Stifel Financial Corp.†	17,960
600	Strategic Hotels & Resorts, Inc.	7,878
50	Suffolk Bancorp.	1,584
746	Sun Bancorp, Inc.†	9,825
950	Sunstone Hotel Investors, Inc.	15,210
6,130	SunTrust Banks, Inc.	338,008
600	Superior Bancorp†	2,982
1,390	Susquehanna Bancshares, Inc.	28,314
350	SVB Financial Group†	15,274
4,331	Synovus Financial Corp.	47,901
4,125	T. Rowe Price Group, Inc.	206,250
500	Taubman Centers, Inc.	26,050
1,500	Taylor Capital Group, Inc.	24,630
1,900	TCF Financial Corp.	34,048
3,225	TD Ameritrade Holding Corp.†	53,245
50	Tejon Ranch Co.†	1,866

Shares		Value

Financials (continued)
400	Texas Capital Bancshares, Inc.†	$6,752
2,050	TFS Financial Corp.	24,662
600	Thomas Weisel Partners Group, Inc.†	3,972
2,746	Thornburg Mortgage, Inc.(a)	2,911
1,500	Tompkins Trustco, Inc.	73,800
1,000	Torchmark Corp.	60,110
100	TradeStation Group, Inc.†	852
9,109	Travelers Cos., Inc. (The)	435,866
2,950	Triad Guaranty, Inc.†(a)	14,750
1,708	Trustco Bank Corp.(a)	15,184
800	Trustmark Corp.	17,824
28,459	U.S. Bancorp(a)	920,933
3,125	UCBH Holdings, Inc.	24,250
2,150	UDR, Inc.	52,718
160	UMB Financial Corp.	6,592
2,450	Umpqua Holdings Corp.(a)	38,000
600	UnionBanCal Corp.	29,448
650	United America Indemnity, Ltd. Class A†	12,519
1,300	United Bankshares, Inc.	34,645
2,300	United Community Banks, Inc.(a)	39,054
600	United Community Financial Corp.	3,720
400	United PanAm Financial Corp.†	1,456
300	United Security Bancshares(a)	5,040
350	Unitrin, Inc.	12,369
1,500	Universal Health Realty Income Trust	49,950
5,507	UNUM Group	121,209
1,350	U-Store-It Trust	15,296
1,436	Valley National Bancorp(a)	27,586
1,575	Ventas, Inc.	70,733
525	Vineyard National Bancorp(a)	4,263

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
514	Virginia Commerce Bancorp, Inc.†(a)	$5,901
2,925	Vornado Realty Trust	252,164
781	W Holding Co., Inc.(a)	929
100	W.P. Stewart & Co., Ltd.	194
2,187	W.R. Berkley Corp.	60,558
31,202	Wachovia Corp.	842,454
1,800	Waddell & Reed Financial, Inc., Class A	57,834
1,033	Washington Federal, Inc.	23,594
12,531	Washington Mutual, Inc.(a)	129,069
250	Washington Real Estate Investment Trust(a)	8,355
400	Washington Trust Bancorp, Inc.	9,928
550	Wauwatosa Holdings, Inc.†	6,545
1,354	Webster Financial Corp.	37,736
1,900	Weingarten Realty Investors	65,436
51,504	Wells Fargo & Co.(a)	1,498,766
300	WesBanco, Inc.	7,413
550	Western Alliance Bancorp†(a)	7,073
200	Westfield Financial, Inc.	1,954
1,675	Whitney Holding Corp.	41,523
700	Wilmington Trust Corp.	21,770
700	Wilshire Bancorp, Inc.	5,348
2,425	XL Capital, Ltd., Class A	71,659
1,730	Zions Bancorp.	78,802
400	ZipRealty, Inc.†(a)	2,096

		39,783,282

Health Care — 11.5%
100	A.D.A.M., Inc.†	695
24,350	Abbott Laboratories	1,342,902
100	Abraxis Bioscience, Inc. New†	5,908
600	Acadia Pharmaceuticals, Inc.†(a)	5,436
100	Adolor Corp.†	457

Shares		Value

Health Care (continued)
981	Advanced Medical Optics, Inc.†(a)	$19,914
7,750	Aetna, Inc.	326,198
700	Affymetrix, Inc.†	12,187
300	Air Methods Corp.†	14,511
300	Akorn, Inc.†	1,419
700	Albany Molecular Research, Inc.†	8,498
950	Align Technology, Inc.†	10,554
3,075	Alkermes, Inc.†	36,531
5,230	Allergan, Inc.	294,920
1,600	Alliance Imaging, Inc.†	13,760
2,100	Allos Therapeutics, Inc.†	12,768
1,200	Allscripts Healthcare Solutions, Inc.†	12,384
350	Alnylam Pharmaceuticals, Inc.†(a)	8,540
100	Altus Pharmaceuticals, Inc.†	455
0	Amedisys, Inc.†	13
900	American Medical Systems Holdings, Inc.†	12,771
600	AMERIGROUP Corp.†	16,398
2,440	AmerisourceBergen Corp.	99,991
17,102	Amgen, Inc.†	714,522
1,300	Amicus Therapeutics, Inc.†(a)	13,910
750	AMN Healthcare Services, Inc.†	11,565
1,750	Amylin Pharmaceuticals, Inc.†	51,118
600	Angeion Corp.†	4,350
500	Anika Therapeutics, Inc.†	4,240
900	APP Pharmaceuticals, Inc.†(a)	10,872
1,850	Applera Corp. - Applied Biosystems Group	60,791
1,200	Applera Corp. - Celera Group†	17,640
1,300	Apria Healthcare Group, Inc.†	25,675

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
2,100	Arena Pharmaceuticals, Inc.†	$14,364
400	Artes Medical, Inc.†(a)	520
1,900	Aspect Medical Systems, Inc.†	11,590
2,000	AspenBio Pharma, Inc.†	11,560
1,500	athenahealth, Inc.†	35,505
200	Atherogenics, Inc.†	160
1,500	Auxilium Pharmaceuticals, Inc.†	40,110
1,025	Bard (C.R.), Inc.	98,810
1,075	Barr Pharmaceuticals, Inc.†	51,933
10,038	Baxter International, Inc.	580,397
500	Beckman Coulter, Inc.	32,275
3,425	Becton Dickinson & Co.	294,036
800	Biodel, Inc.†	8,680
1,700	BioForm Medical, Inc.†	7,820
4,105	Biogen Idec, Inc.†(a)	253,237
1,900	BioMarin Pharmaceuticals, Inc.†	67,203
21,339	Boston Scientific Corp.†	274,633
30,900	Bristol-Myers Squibb Co.	658,170
200	BSD Medical Corp.†(a)	1,140
100	Candela Corp.†	340
2,100	Capital Senior Living Corp.†	16,905
1,150	Caraco Pharmaceutical Laboratories, Ltd.†	20,642
4,936	Cardinal Health, Inc.	259,189
6,200	Celgene Corp.†	379,998
1,300	Centene Corp.†	18,122
1,625	Cephalon, Inc.†	104,650
500	Cepheid, Inc.†	12,195
550	Cerner Corp.†	20,504
2,594	Charles River Laboratories International, Inc.†	152,890
3,800	Cigna Corp.	154,166
200	Cleveland Biolabs, Inc.†	814
1,500	Clinical Data, Inc.†	27,735

Shares		Value

Health Care (continued)
1,100	Community Health Systems, Inc.†	$36,927
1,300	Conceptus, Inc.†(a)	24,128
500	Conmed Corp.†	12,820
705	Cooper Cos., Inc. (The)	24,273
1,450	Covance, Inc.†	120,306
2,516	Coventry Health Care, Inc.†	101,521
7,787	Covidien, Ltd.	344,575
500	Cubist Pharmaceuticals, Inc.†	9,210
100	CuraGen Corp.†	80
1,100	CV Therapeutics, Inc.†	7,843
700	Cynosure, Inc., Class A†	14,910
400	Datascope Corp.	16,572
2,275	DaVita, Inc.†	108,654
200	Dendreon Corp.†(a)	964
2,075	Dentsply International, Inc.	80,095
100	Dialysis Corp. of America†	729
100	Dyax Corp.†	471
2,800	Eclipsys Corp.†	54,908
550	Edwards Lifesciences Corp.†(a)	24,502
15,695	Eli Lilly & Co	809,705
1,850	Emergent Biosolutions, Inc.†.	16,502
1,500	Emeritus Corp.†	31,290
3,350	Endo Pharmaceuticals Holdings, Inc.†	80,199
200	eResearch Technology, Inc.†.	2,484
2,200	ev3, Inc.†	17,908
3,100	Exelixis, Inc.†	21,545
2,650	Express Scripts, Inc.†	170,448
100	Five Star Quality Care, Inc.†	635
4,900	Forest Laboratories, Inc.†	196,049
6,800	Genentech, Inc.†	552,024
600	Genomic Health, Inc.†(a)	11,334
1,375	Gen-Probe, Inc.†	66,275
50	Gentiva Health Services, Inc.†	1,088
3,655	Genzyme Corp.†	272,444

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
13,900	Gilead Sciences, Inc.†	$716,267
450	GTx, Inc.†(a)	7,236
1,200	Halozyme Therapeutics, Inc.†	7,632
5,050	Health Management Associates, Inc., Class A†	26,715
2,200	Health Net, Inc.†	67,760
1,250	Healthsouth Corp.†(a)	22,238
800	Henry Schein, Inc.†	45,920
300	Hillenbrand Industries, Inc.†	14,340
5,095	HLTH Corp.†	48,606
1,500	HMS Holdings Corp.†	42,825
1,726	Hologic, Inc.†	95,966
2,340	Hospira, Inc.†	100,082
2,650	Human Genome Sciences, Inc.†	15,609
2,900	Humana, Inc.†	130,094
200	Hythiam, Inc.†(a)	242
700	Idenix Pharmaceuticals, Inc.†	3,514
1,500	Idexx Laboratories, Inc.†	73,890
844	Illumina, Inc.†	64,060
1,625	ImClone Systems, Inc.†	68,932
100	Immtech Pharmaceuticals, Inc.†	82
1,680	Immucor, Inc.†	35,851
2,500	IMS Health, Inc.	52,525
200	Incyte Corp.†	2,102
1,900	Indevus Pharmaceuticals, Inc.†	9,063
600	Infinity Pharmaceuticals, Inc.†	3,654
650	InterMune, Inc.†(a)	9,477
1,681	Inverness Medical Innovations, Inc.†	50,598
1,325	Invitrogen Corp.†	113,248
200	IRIS International, Inc.†	2,654
700	Isis Pharmaceuticals, Inc.†(a)	9,877

Shares		Value

Health Care (continued)
400	Jazz Pharmaceuticals, Inc.†(a)	$3,608
44,435	Johnson & Johnson	2,882,498
300	Kendle International, Inc.†	13,476
800	Keryx Biopharmaceuticals, Inc.†(a)	480
700	Kindred Healthcare, Inc.†	15,309
2,350	Kinetic Concepts, Inc.†	108,641
5,024	King Pharmaceuticals, Inc.†	43,709
1,300	KV Pharmaceutical Co., Class A†(a)	32,448
2,425	Laboratory Corp. of America Holdings†	178,674
700	LCA-Vision, Inc.(a)	8,750
600	LHC Group, Inc.†	10,080
565	LifePoint Hospitals, Inc.†	15,521
600	Ligand Pharmaceuticals, Inc., Class B†	2,400
700	Lincare Holdings, Inc.†	19,677
1,700	Luminex Corp.†(a)	33,405
1,500	MAKO Surgical Corp.†	13,470
1,100	MannKind Corp.†(a)	6,567
50	Matria Healthcare, Inc.†	1,115
200	Maxygen, Inc.†	1,292
5,150	McKesson Corp.	269,706
2,525	Medarex, Inc.†	22,346
8,098	Medco Health Solutions, Inc.†	354,611
1,500	Medicines Co. (The)†	30,300
300	Medicis Pharmaceutical Corp., Class A	5,907
17,768	Medtronic, Inc.	859,438
550	Mentor Corp.(a)	14,146
33,458	Merck & Co., Inc.	1,269,731
100	Merge Healthcare, Inc.†	56
800	Micrus Endovascular Corp.†(a)	9,888
7,050	Millennium Pharmaceuticals, Inc.†	108,993

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
250	Millipore Corp.†(a)	$16,852
1,500	Molina Healthcare, Inc.†	36,630
200	Momenta Pharmaceuticals, Inc.†(a)	2,186
6,950	Mylan, Inc.(a)	80,620
1,300	Myriad Genetics, Inc.†(a)	52,377
200	Nastech Pharmaceutical Co., Inc.†(a)	470
1,450	Nektar Therapeutics†	10,063
200	Neurocrine Biosciences, Inc.†	1,080
800	Nighthawk Radiology Holdings, Inc.†(a)	7,488
600	Northstar Neuroscience, Inc.†	948
900	Novacea, Inc.†	2,430
900	Oculus Innovative Sciences, Inc.†(a)	4,554
200	Odyssey HealthCare, Inc.†	1,800
3,450	Omnicare, Inc.	62,652
1,325	Onyx Pharmaceuticals, Inc.†	38,465
1,250	Orexigen Therapeutics, Inc.†	12,875
1,500	Orthofix International NV†	59,655
1,350	OSI Pharmaceuticals, Inc.†(a)	50,477
50	Palomar Medical Technologies, Inc.†	755
1,500	Parexel International Corp.†	39,150
1,950	Patterson Cos., Inc.†	70,785
800	PDI, Inc.†	6,736
2,800	PDL BioPharma, Inc.†	29,652
500	Pediatrix Medical Group, Inc.†	33,700
1,517	PerkinElmer, Inc.	36,787
2,750	Perrigo Co.	103,758
107,411	Pfizer, Inc.	2,248,112
1,400	Pharmaceutical Product Development, Inc.	58,660

Shares		Value

Health Care (continued)
311	PharMerica Corp.†	$5,153
400	Pozen, Inc.†(a)	4,144
1,300	Progenics Pharmaceuticals, Inc.†	8,489
200	Providence Service Corp. (The)†	6,000
500	PSS World Medical, Inc.†	8,330
850	Psychiatric Solutions, Inc.†	28,832
1,700	Pure Bioscience†(a)	10,370
2,925	Quest Diagnostics, Inc.	132,415
1,300	Quidel Corp.†	20,878
1,200	Regeneron Pharmaceuticals, Inc.†	23,028
400	Repros Therapeutics, Inc.†	3,912
600	Res-Care, Inc.†	10,290
800	Resmed, Inc.†	33,744
100	Rigel Pharmaceuticals, Inc.†	1,866
2,318	RTI Biologics, Inc.†	21,905
1,500	RXi Pharmaceuticals Corp.†	14,250
1,200	Salix Pharmaceuticals, Ltd.†	7,536
300	Sangamo Biosciences, Inc.†(a)	3,048
800	Savient Pharmaceuticals, Inc.†	16,000
25,725	Schering-Plough Corp.	370,697
1,500	Sciele Pharma, Inc.†	29,250
900	Seattle Genetics, Inc.†	8,190
100	Senomyx, Inc.†	590
3,800	Sepracor, Inc.†	74,176
450	Sirona Dental Systems, Inc.†	12,136
700	Sirtris Pharmaceuticals, Inc.†(a)	9,093
700	Skilled Healthcare Group, Inc., Class A†	7,686
1,100	Somaxon Pharmaceuticals, Inc.†(a)	5,225
5,900	St. Jude Medical, Inc.†	254,821
650	STERIS Corp.	17,440
5,020	Stryker Corp.	326,551
1,300	Sun Healthcare Group, Inc.†	17,082

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
1,300	Sunrise Senior Living, Inc.†	$28,964
1,500	SurModics, Inc.†	62,820
700	Symmetry Medical, Inc.†	11,620
600	Synta Pharmaceuticals Corp.†(a)	4,854
900	Techne Corp.†	60,624
400	Telik, Inc.†(a)	976
9,926	Tenet Healthcare Corp.†	56,181
1,900	Tercica, Inc.†(a)	10,887
2,350	Theravance, Inc.†(a)	24,746
600	Thermage, Inc.†	1,980
6,309	Thermo Fisher Scientific, Inc.†	358,604
900	Thoratec Corp.†	12,861
1,500	TranS1, Inc.†	17,475
50	Transcend Services, Inc.†	456
600	United American Healthcare Corp.†	1,692
200	United Therapeutics Corp.†	17,340
19,312	UnitedHealth Group, Inc.	663,560
1,500	Universal American Corp.†	15,900
1,300	Universal Health Services, Inc., Class B	69,797
750	Valeant Pharmaceuticals International†(a)	9,623
2,500	Varian Medical Systems, Inc.†	117,100
1,100	VCA Antech, Inc.†	30,085
2,100	Vertex Pharmaceuticals, Inc.†	50,169
1,800	Viropharma, Inc.†(a)	16,092
1,500	Virtual Radiologic Corp.†(a)	22,920
200	Vital Signs, Inc.	10,130
2,850	Warner Chilcott, Ltd., Class A†	51,300
2,000	Waters Corp.†	111,400
1,350	Watson Pharmaceuticals, Inc.†	39,582
1,300	WellCare Health Plans, Inc.†(a)	50,635

Shares		Value

Health Care (continued)
8,241	WellPoint, Inc.†	$363,675
20,550	Wyeth	858,168
4,350	Zimmer Holdings, Inc.†	338,691
600	Zoll Medical Corp.†	15,954
800	Zymogenetics, Inc.†	7,840

		26,270,450

Industrials — 12.4%
10,450	3M Co.	827,118
700	ABM Industries, Inc.	15,708
273	ACCO Brands Corp.†	3,705
200	Accuride Corp.†	1,636
240	Actuant Corp., Class A	7,250
100	Acuity Brands, Inc.	4,295
2,800	Aecom Technology Corp.†	72,828
1,200	AeroCentury Corp.†	16,464
850	AGCO Corp.†	50,898
700	Aircastle, Ltd.	7,875
350	Alexander & Baldwin, Inc.	15,078
150	Alliant Techsystems, Inc.†	15,529
6,875	Allied Waste Industries, Inc.†	74,319
250	Amerco, Inc.†	14,272
1,300	American Commercial Lines, Inc.†	20,540
1,300	American Reprographics Co.†	19,292
300	American Science & Engineering, Inc.	16,371
2,150	American Superconductor Corp.†(a)	49,858
50	Ameron International Corp.	4,676
1,050	Ametek, Inc.	46,105
300	Ampco-Pittsburgh Corp.	12,897
3,675	AMR Corp.†	33,148
1,700	Angelica Corp.	30,498
100	Applied Energetics, Inc.†(a)	166
200	Applied Signal Technology, Inc.	2,360

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
1,500	Argon ST, Inc.†	$25,515
300	Armstrong World Industries, Inc.	10,698
2,250	Ascent Solar Technologies, Inc.†(a)	37,148
1,500	Astec Industries, Inc.†	58,140
1,100	Avery Dennison Corp.	54,175
3,192	Avis Budget Group, Inc.†	33,899
200	Axsys Technologies, Inc.†	9,976
1,500	AZZ, Inc.†	53,370
200	Baker (Michael) Corp.†	4,492
1,300	Baldor Electric Co	36,400
1,300	Barnes Group, Inc.	29,835
1,500	Barrett Business Services, Inc.	25,695
400	Basin Water, Inc.†(a)	2,296
1,475	BE Aerospace, Inc.†	51,551
500	Belden, Inc.	17,660
1,000	Blount International, Inc.†	12,370
1,400	BlueLinx Holdings, Inc.(a)	7,126
10,750	Boeing Co.(a)	799,478
550	Brady Corp., Class A(a)	18,386
750	Briggs & Stratton Corp	13,425
450	Brink’s Co. (The)	30,231
100	BTU International, Inc.†	920
650	Builders FirstSource, Inc.†	4,719
5,590	Burlington Northern Santa Fe Corp.	515,510
100	C&D Technologies, Inc.†(a)	502
3,100	C.H. Robinson Worldwide, Inc.	168,640
500	Carlisle Cos., Inc.(a)	16,720
100	Casella Waste Systems, Inc., Class A†	1,093
10,150	Caterpillar, Inc.(a)	794,644
300	CBIZ, Inc.†	2,436
400	CDI Corp.	10,020
1,900	Ceco Environmental Corp.†	16,188

Shares		Value

Industrials (continued)
1,300	Cenveo, Inc.†	$13,598
1,850	Chart Industries, Inc.†	62,604
686	ChoicePoint, Inc.†	32,654
1,832	Cintas Corp.	52,285
400	Clarcor, Inc.	14,220
300	Coleman Cable, Inc.†	3,300
400	Columbus McKinnon Corp.†	12,392
900	Comfort Systems USA, Inc.	11,709
300	Commercial Vehicle Group, Inc.†	2,973
100	Competitive Technologies, Inc.†	133
750	COMSYS IT Partners, Inc.†	6,345
2,000	Continental Airlines, Inc., Class B†	38,460
450	Con-way, Inc.	22,266
3,025	Cooper Industries, Ltd., Class A	121,454
700	Copart, Inc.†	27,132
200	Cornell Cos., Inc.†	4,492
1,700	Corrections Corp. of America†	46,784
2,250	Covanta Holding Corp.†	61,875
100	Covenant Transport, Inc., Class A†	510
300	Crane Co.	12,105
7,900	CSX Corp.	442,953
1,500	Cubic Corp.	42,645
2,500	Cummins, Inc.	117,050
300	Curtiss-Wright Corp.	12,444
3,468	Danaher Corp.(a)	263,672
6,700	Deere & Co.	538,948
5,325	Delta Air Lines, Inc.†	45,795
850	Deluxe Corp.	16,328
200	Diamond Management & Technology Consultants, Inc.	1,290
200	Document Security Systems, Inc.†(a)	1,200

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
1,500	Dollar Thrifty Automotive Group†	$20,460
900	Donaldson Co., Inc.	36,252
3,650	Dover Corp.	152,497
478	DRS Technologies, Inc.	27,858
1,425	Dun & Bradstreet Corp.	115,966
400	Dynamic Materials Corp.	17,280
700	Eagle Bulk Shipping, Inc.(a)	18,032
2,900	Eaton Corp.	231,043
2,800	EMCOR Group, Inc.†	62,188
12,300	Emerson Electric Co.	632,958
1,200	Empire Resources, Inc.	5,220
2,150	Encore Wire Corp.	39,152
50	Ennis, Inc.	839
50	EnPro Industries, Inc.†	1,559
3,575	Equifax, Inc.	123,266
1,925	Evergreen Solar, Inc.†(a)	17,845
1,500	Excel Maritime Carriers, Ltd. .	44,025
3,625	Expeditors International Washington, Inc.	163,778
400	Exponent, Inc.†	13,136
100	ExpressJet Holdings, Inc.†	263
1,850	Fastenal Co.(a)	84,970
800	Federal Signal Corp.	11,168
4,932	FedEx Corp.	457,048
750	First Advantage Corp., Class A†	15,892
200	Flanders Corp.†	1,218
100	Flow International Corp.†	929
500	Flowserve Corp.	52,190
2,000	Fluor Corp.(a)	282,320
100	Force Protection, Inc.†(a)	201
1,500	Foster (L.B.) Co., Class A†	64,590
1,750	Foster Wheeler, Ltd.†	99,085
350	Franklin Electric Co., Inc.(a)	11,960
600	Frontier Airlines Holdings, Inc.†(a)	1,518
100	Frozen Food Express Industries	794

Shares		Value

Industrials (continued)
1,325	FTI Consulting, Inc.†	$94,128
500	FuelCell Energy, Inc.†(a)	3,325
300	Furmanite Corp.†	2,550
550	Gardner Denver, Inc.†	20,405
200	GATX Corp.	7,814
300	Gehl Co.†	5,082
300	GenCorp., Inc.†	3,087
1,425	General Cable Corp.†	84,175
4,790	General Dynamics Corp.	399,342
156,796	General Electric Co.	5,803,020
1,300	Geo Group, Inc. (The)†	36,972
300	Gibraltar Industries, Inc.	3,519
1,925	Goodrich Corp.	110,707
1,625	Gorman-Rupp Co. (The)	53,446
487	Graco, Inc.	17,659
1,650	GrafTech International, Ltd.†	26,746
550	Greenbrier Cos., Inc.	14,586
350	Griffon Corp.†	3,010
1,350	Hardinge, Inc.	18,576
1,800	Harsco Corp.	99,684
375	Healthcare Services Group	7,740
933	Heartland Express, Inc.	13,305
200	Herley Industries, Inc.†	2,068
650	Herman Miller, Inc.	15,970
4,250	Hertz Global Holdings, Inc.†(a)	51,255
1,050	Hexcel Corp.†	20,066
300	Hill International, Inc.†	3,753
1,400	Hi-Shear Technology Corp.	16,100
2,100	Hoku Scientific, Inc.†(a)	17,052
12,275	Honeywell International, Inc.	692,556
550	Horizon Lines, Inc., Class A(a)	10,236
400	Hubbell, Inc., Class B	17,476
400	Hurco Cos., Inc.†	18,712
100	Huron Consulting Group, Inc.†	4,155

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
300	ICT Group, Inc.†	$3,027
675	IDEX Corp.	20,716
250	IHS, Inc., Class A†	16,078
1,750	II-VI, Inc.†	66,465
650	IKON Office Solutions, Inc.	4,940
8,516	Illinois Tool Works, Inc.	410,727
50	Imperial Industries, Inc.†	260
2,450	Industrial Services of America, Inc.	24,451
5,850	Ingersoll-Rand Co., Ltd., Class A	260,793
100	Innovative Solutions & Support, Inc.†(a)	1,057
550	International Shipholding Corp.†	10,549
400	Intersections, Inc.†	3,448
2,500	ITT Corp.	129,525
2,875	J.B. Hunt Transport Services, Inc.	90,361
1,800	Jacobs Engineering Group, Inc.†	132,462
1,625	JetBlue Airways Corp.†(a)	9,425
1,775	Joy Global, Inc.	115,659
50	Kadant, Inc.†	1,469
1,500	Kaman Corp.	42,435
923	Kansas City Southern†	37,022
4,050	KBR, Inc.	112,306
400	Kelly Services, Inc., Class A	8,224
1,000	Kennametal, Inc.	29,430
150	Kforce, Inc.†	1,326
1,200	Kimball International, Inc., Class B	12,864
850	Kirby Corp.†	48,450
387	Knight Transportation, Inc.(a)	6,370
1,500	Knoll, Inc.	17,310
7,000	Kreisler Manufacturing Corp.†	81,900
2,325	L-3 Communications Holdings, Inc.	254,215

Shares		Value

Industrials (continued)
100	LaBarge, Inc.†	$1,206
1,500	Ladish Co., Inc.†	54,000
850	Landstar System, Inc.	44,336
500	Learning Tree International, Inc.†	7,010
100	LECG Corp.†	936
650	Lennox International, Inc.	23,380
5,700	Lockheed Martin Corp.(a)	566,010
700	LSI Industries, Inc.	9,247
200	Macquarie Infrastructure Co., LLC	5,826
1,400	Manitowoc Co., Inc. (The)	57,120
1,928	Manpower, Inc.	108,469
100	Marten Transport, Ltd.†	1,552
6,050	Masco Corp.	119,972
3,275	McDermott International, Inc.†	179,536
600	Meadow Valley Corp.†	4,920
1,200	Medis Technologies, Ltd.†(a)	10,884
800	Mesa Air Group, Inc.†	1,880
150	Metalico, Inc.†(a)	1,472
1,300	MFRI, Inc.†	20,904
600	Mobile Mini, Inc.†	11,400
3,150	Monster Worldwide, Inc.†	76,262
300	MSC Industrial Direct Co., Class A	12,675
1,500	MTC Technologies, Inc.†	35,670
3,800	Mueller Water Products, Inc., Class B	29,944
100	NAACO Industries, Inc., Class A	8,094
400	Navigant Consulting, Inc.†	7,592
5,350	Norfolk Southern Corp.	290,612
900	North American Galvanizing & Coating, Inc.†	4,950
4,200	Northrop Grumman Corp	326,802
3,100	Northwest Airlines Corp.†	27,869
200	Northwest Pipe Co.†	8,498
100	On Assignment, Inc.†	635

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
900	Orbital Sciences Corp.†	$21,690
1,500	Orion Energy Systems, Inc.†	14,310
800	Oshkosh Corp.	29,024
950	Owens Corning, Inc.†	17,224
6,505	PACCAR, Inc.	292,725
1,500	Pacer International, Inc.	24,645
1,950	Pall Corp.	68,386
2,593	Parker Hannifin Corp.	179,617
1,500	Park-Ohio Holdings Corp.†	23,565
1,300	Pentair, Inc.	41,470
1,200	PeopleSupport, Inc.†	10,944
823	PHH Corp.†	14,345
600	Pike Electric Corp.†	8,358
3,825	Pitney Bowes, Inc.	133,951
200	Portec Rail Products, Inc.	2,292
700	Power-One, Inc.†	2,247
1,650	PowerSecure International, Inc.†(a)	19,420
1,900	Precision Castparts Corp.	193,952
1,720	PRG-Schultz International, Inc.†	15,033
3,950	Quanta Services, Inc.†	91,522
3,350	R.R. Donnelley & Sons Co.	101,538
300	Raven Industries, Inc.	9,090
6,550	Raytheon Co.	423,196
2,875	Republic Services, Inc.	84,065
200	Resources Connection, Inc.	3,574
400	Robbins & Myers, Inc.	13,060
3,200	Robert Half International, Inc.	82,368
2,500	Rockwell Automation, Inc.	143,550
2,825	Rockwell Collins, Inc.	161,449
1,500	Rollins, Inc.	26,535
1,150	Roper Industries, Inc.	68,356
700	RSC Holdings, Inc.†	7,630
75	Rush Enterprises, Inc., Class A†	1,188
400	Ryder System, Inc.	24,364

Shares		Value

Industrials (continued)
1,350	Saia, Inc.†	$21,411
1,700	Shaw Group, Inc. (The)†	80,138
1,300	SIFCO Industries, Inc.†	13,390
1,600	Simclar, Inc.†(a)	6,880
50	Simpson Manufacturing Co., Inc.(a)	1,359
700	SIRVA, Inc.†	3
1,450	SkyWest, Inc.	30,624
400	Smith (A.O.) Corp.	13,148
11,768	Southwest Airlines Co.	145,923
500	Spherion Corp.†	3,060
900	Spire Corp.†(a)	13,824
3,100	Spirit Aerosystems Holdings, Inc., Class A†	68,758
484	SPX Corp.	50,772
1,600	Standard Parking Corp.†	33,536
1,850	Standard Register Co. (The)	14,411
50	Standex International Corp.	1,117
1,000	Steelcase, Inc., Class A	11,060
1,775	Stericycle, Inc.†	91,412
1,500	Sun Hydraulics, Corp.	43,905
450	Superior Essex, Inc.†	12,654
100	Sypris Solutions, Inc.	413
1,500	TAL International Group, Inc.	35,355
700	Taser International, Inc.†(a)	6,580
200	TBS International, Ltd., Class A†	6,040
1,500	Tecumseh Products Co., Class A†	46,020
250	Tennant Co.	9,952
1,900	Terex Corp.†	118,750
443	Tetra Tech, Inc.†	8,643
1,300	Textainer Group Holdings, Ltd.	19,604
3,700	Textron, Inc.	205,054
1,575	Thomas & Betts Corp.†	57,283
600	Thomas Group, Inc.	1,518

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
800	Timken Co.	$23,776
1,750	Titan International, Inc.	53,567
300	Toro Co.(a)	12,417
2,325	Trane, Inc.	106,718
100	TRC Cos., Inc.†	437
300	Trex Co., Inc.†(a)	2,364
2,600	Trimas Corp.†	13,702
800	Trinity Industries, Inc.	21,320
4,025	TRM Corp.†	1,006
1,300	TrueBlue, Inc.†	17,472
1,500	TurboChef Technologies, Inc.†(a)	9,780
400	Twin Disc, Inc.	6,328
9,112	Tyco International, Ltd.	401,384
2,125	UAL Corp.	45,751
1,300	UAP Holding Corp.	49,842
200	Ultralife Batteries, Inc.†	2,362
3,800	Union Pacific Corp.	476,444
11,250	United Parcel Service, Inc., Class B	821,475
600	United Rentals, Inc.†	11,304
150	United Stationers, Inc.†	7,155
14,244	United Technologies Corp.	980,272
400	Universal Forest Products, Inc.	12,880
850	URS Corp.†	27,786
1,491	US Airways Group, Inc.†	13,285
1,200	US Home Systems, Inc.†	4,356
1,800	USG Corp.†(a)	66,276
500	UTEK Corp.†	5,000
900	UTi Worldwide, Inc.	18,072
400	Viad Corp.	14,404
800	Vicor Corp.	9,552
450	Volt Information Sciences, Inc.†	7,632
300	W.W. Grainger, Inc.	22,917
50	Wabash National Corp.	450
300	Wabtec Corp.	11,298

Shares		Value

Industrials (continued)
300	Walter Industries, Inc.	$18,789
1,575	Waste Connections, Inc.†	48,416
1,500	Waste Industries USA, Inc.	54,225
7,600	Waste Management, Inc.	255,056
1,300	Watson Wyatt Worldwide, Inc., Class A	73,775
250	Werner Enterprises, Inc.	4,640
1,300	WESCO International, Inc.†	47,437
1,500	Woodward Governor Co.	40,080
1,000	Xerium Technologies, Inc.	1,290
650	YRC Worldwide, Inc.†(a)	8,528

		28,132,764

Information Technology — 15.5%
5,300	3Com Corp.†	12,137
1,300	Acacia Research-Acacia Technologies†	7,475
9,200	Accenture, Ltd., Class A	323,564
200	Access Integrated Technologies, Inc., Class A†(a)	630
100	Actel Corp.†	1,531
4,419	Activision, Inc.†	120,683
750	Acxiom Corp.	8,902
1,881	ADC Telecommunications, Inc.†	22,722
600	ADDvantage Technologies Group†	2,076
8,534	Adobe Systems, Inc.†(a)	303,725
700	Adtran, Inc.	12,950
500	Advanced Analogic Technologies, Inc.†	2,810
700	Advanced Energy Industries, Inc.†	9,282
11,450	Advanced Micro Devices, Inc.†	67,440
900	Affiliated Computer Services, Inc., Class A†	45,099
6,146	Agilent Technologies, Inc.†	183,335
500	Agilysys, Inc.	5,800

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
1,000	Airvana, Inc.†	$5,230
2,259	Akamai Technologies, Inc.†	63,613
650	Alliance Data Systems Corp.†	30,882
3,850	Altera Corp.	70,956
100	American Technology Corp.†	219
2,650	Amkor Technology, Inc.†	28,355
3,425	Amphenol Corp., Class A	127,581
300	ANADIGICS, Inc.†	1,968
6,250	Analog Devices, Inc.	184,500
200	Anaren, Inc.†	2,532
1,500	Ansoft Corp.†	45,780
700	Answers Corp.†	3,577
1,775	Ansys, Inc.†	61,273
14,300	Apple, Inc.†	2,052,050
21,883	Applied Materials, Inc.	426,937
2,500	Ariba, Inc.†	24,150
2,155	Arris Group, Inc.†(a)	12,542
1,450	Arrow Electronics, Inc.†	48,792
700	Aspen Technology, Inc.†	8,925
100	Astea International, Inc.†	391
400	Atheros Communications, Inc.†	8,336
9,050	Atmel Corp.†	31,494
3,800	Autodesk, Inc.†(a)	119,624
8,275	Automatic Data Processing, Inc.	350,777
1,825	Avnet, Inc.†	59,732
350	Avocent Corp.†	5,915
1,300	AVX Corp.	16,653
789	Axcelis Technologies, Inc.†	4,418
300	Bankrate, Inc.†(a)	14,967
6,225	BEA Systems, Inc.†	119,209
2,600	BearingPoint, Inc.†	4,368
300	Bel Fuse, Inc., Class B	8,358
650	Benchmark Electronics, Inc.†	11,668
150	BigBand Networks, Inc.†	860

Shares		Value

Information Technology (continued)
600	Bitstream, Inc., Class A†	$3,348
1,300	Blackbaud, Inc.	31,564
200	Blue Coat Systems, Inc.†	4,408
3,042	BMC Software, Inc.†(a)	98,926
600	Brightpoint, Inc.†	5,016
6,865	Broadcom Corp., Class A†	132,289
3,450	Broadridge Financial Solutions, Inc.	60,720
8,750	Brocade Communications Systems, Inc.†	63,875
606	Brooks Automation, Inc.†	5,890
6,022	CA, Inc	135,495
6,902	Cadence Design Systems, Inc.†	73,713
200	Callidus Software, Inc.†	962
200	Cascade Microtech, Inc.†	1,596
600	Catapult Communications Corp.†	3,090
1,400	Ciber, Inc.†	6,860
1,897	Ciena Corp.†	58,485
900	Cirrus Logic, Inc.†	6,048
93,623	Cisco Systems, Inc.†	2,255,378
2,625	Citrix Systems, Inc.†	76,991
4,287	CNET Networks, Inc.†(a)	30,438
900	Cogent, Inc.†(a)	8,487
3,925	Cognizant Technology Solutions Corp., Class A†	113,158
791	CommScope, Inc.†(a)	27,551
1,780	Computer Sciences Corp.†	72,606
3,825	Compuware Corp.†	28,076
400	comScore, Inc.†	8,024
100	Comtech Telecommunications Corp.†	3,900
1,300	Concur Technologies, Inc.†	40,365
2,000	Convergys Corp.†	30,120
24,469	Corning, Inc.	588,235
1,500	CPI International, Inc.†	14,880
600	Cray, Inc.†	3,576

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
700	Cree, Inc.†(a)	$19,572
1,450	CSG Systems International, Inc.†	16,486
100	CTS Corp.	1,070
1,109	Cybersource Corp.†	16,202
4,525	Cypress Semiconductor Corp.†	106,835
1,500	Daktronics, Inc.	26,865
400	Data Domain, Inc.†	9,520
600	Datalink Corp.†	2,370
1,500	DealerTrack Holdings, Inc.†	30,330
31,250	Dell, Inc.†	622,500
1,500	Deltek, Inc.†	19,470
1,500	Dice Holdings, Inc.†	13,365
550	Diebold, Inc.	20,652
600	Digi International, Inc.†	6,924
600	Ditech Networks, Inc.†	1,764
1,300	Dolby Laboratories, Inc., Class A†	47,138
1,425	DST Systems, Inc.†(a)	93,680
700	Eagle Test Systems, Inc.†	7,350
2,021	Earthlink, Inc.†	15,259
18,350	eBay, Inc.†	547,564
650	Echelon Corp.†(a)	8,775
2,205	Echostar Corp., Class A†	65,136
100	EFJ, Inc.†	120
600	Electro Scientific Industries, Inc.†	9,888
5,450	Electronic Arts, Inc.†	272,064
7,750	Electronic Data Systems Corp.	129,038
450	Electronics for Imaging†	6,714
32,629	EMC Corp.†	467,900
500	Emcore Corp.†(a)	2,880
1,350	Emulex Corp.†	21,924
200	En Pointe Technologies, Inc.†	530
100	EndWave Corp.†	607

Shares		Value

Information Technology (continued)
1,836	Entegris, Inc.†	$13,201
200	Entorian Technologies, Inc.†	236
900	Epicor Software Corp.†	10,080
425	EPIQ Systems, Inc.†	6,596
1,900	eSpeed, Inc., Class A†	22,154
1,300	Euronet Worldwide, Inc.†	25,038
500	Exar Corp.†	4,115
200	Extreme Networks†	620
900	F5 Networks, Inc.†	16,353
450	Factset Research Systems, Inc.	24,242
1,444	Fair Isaac Corp.	31,075
1,350	Fairchild Semiconductor International, Inc.†	16,092
1,900	FalconStor Software, Inc.†	14,459
200	FARO Technologies, Inc.†	6,236
3,518	Fidelity National Information Services, Inc.	134,177
2,128	Fiserv, Inc.†	102,336
1,500	Flir Systems, Inc.†	45,135
350	Formfactor, Inc.†	6,685
1,500	Forrester Research, Inc.†	39,870
2,600	Foundry Networks, Inc.†	30,108
1,700	Gartner, Inc.†	32,878
650	Gevity HR, Inc.	5,629
750	Global Cash Access Holdings, Inc.†	4,395
850	Global Payments, Inc.	35,156
200	Globecomm Systems, Inc.†	1,740
900	Glu Mobile, Inc.†(a)	4,041
3,200	Google, Inc., Class A†	1,409,504
800	Harmonic, Inc.†	6,080
1,925	Harris Corp.	93,420
1,300	Harris Stratex Networks, Inc., Class A†	13,039
450	Heartland Payment Systems, Inc.	10,354
1,270	Hewitt Associates, Inc., Class A†	50,508

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
40,077	Hewlett-Packard Co.	$1,829,916
350	Hittite Microwave Corp.†	13,097
500	Hypercom Corp.†	2,170
100	ID Systems, Inc.†	751
50	Ikanos Communications, Inc.†	228
200	Imergent, Inc.(a)	2,278
600	Infinera Corp.†	7,200
2,875	Informatica Corp.†	49,048
750	Infospace, Inc.	8,678
900	infoUSA, Inc.	5,499
3,600	Ingram Micro, Inc., Class A†	56,988
2,800	Insight Enterprises, Inc.†	49,000
3,560	Integrated Device Technology, Inc.†	31,791
1,900	Integrated Silicon Solution, Inc.†	11,495
93,016	Intel Corp.(a)	1,970,079
550	Interactive Intelligence, Inc.†	6,474
300	InterDigital, Inc.†(a)	5,943
200	Intermec, Inc.†	4,438
871	Internap Network Services Corp.†	4,320
21,620	International Business Machines Corp.	2,489,327
850	International Rectifier Corp.†	18,275
600	Internet Capital Group, Inc.†	6,282
600	Interphase Corp.†	2,712
1,850	Intersil Corp., Class A	47,489
1,300	Interwoven, Inc.†	13,884
4,425	Intuit, Inc.†	119,519
300	Inx, Inc.†	2,355
1,300	IPG Photonics Corp.†	20,397
4,150	Iron Mountain, Inc.†	109,726
200	Isilon Systems, Inc.†	976
900	Ixia†	6,984
800	IXYS Corp.†	5,464

Shares		Value

Information Technology (continued)
450	j2 Global Communications, Inc.†	$10,044
4,400	Jabil Circuit, Inc.	41,624
1,250	Jack Henry & Associates, Inc.	30,838
550	JDA Software Group, Inc.†	10,038
5,403	JDS Uniphase Corp.†	72,346
8,765	Juniper Networks, Inc.†	219,125
300	Jupitermedia Corp.†	627
100	Keithley Instruments, Inc.	970
1,700	Kemet Corp.†	6,868
600	KEY Tronic Corp.†	1,554
100	Keynote Systems, Inc.†	1,179
3,325	Kla-Tencor Corp.	123,358
1,300	Knot, Inc. (The)†	15,275
400	Kulicke & Soffa Industries, Inc.†	1,912
1,073	L-1 Identity Solutions, Inc.†	14,271
2,425	Lam Research Corp.†	92,684
600	LaserCard Corp.†	5,082
700	Lattice Semiconductor Corp.†	1,988
4,250	Lawson Software, Inc.†	32,002
200	Leadis Technologies, Inc.†	386
100	LeCroy Corp.†	866
1,875	Lexmark International, Inc., Class A†	57,600
1,900	Limelight Networks, Inc.†	6,156
3,525	Linear Technology Corp.	108,182
1,950	Liquidity Services, Inc.†	15,600
400	Littelfuse, Inc.†	13,988
193	Local.com Corp.†	789
200	LoJack Corp.†	2,528
1,200	LoopNet, Inc.†(a)	15,240
300	Loral Space & Communications, Inc.†	7,152
14,560	LSI Corp.†(a)	72,072
600	Lumera Corp.†(a)	1,176

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
600	Macrovision Corp.†	$8,100
1,550	Magma Design Automation, Inc.†	14,834
100	Majesco Entertainment Co.†	121
600	MakeMusic, Inc.†	5,466
700	Marchex, Inc., Class B(a)	6,986
8,350	Marvell Technology Group, Ltd.†	90,848
575	Mastercard, Inc., Class A(a)	128,219
400	Mattson Technology, Inc.†	2,436
1,500	MAXIMUS, Inc.	55,065
2,550	McAfee, Inc.†	84,380
200	Measurement Specialties, Inc.†	3,494
3,875	MEMC Electronic Materials, Inc.†	274,738
750	Mentor Graphics Corp.†	6,622
100	Mercury Computer Systems, Inc.†	562
1,000	Merix Corp.†	2,040
1,202	Metavante Technologies, Inc.†	24,028
900	Methode Electronics, Inc.	10,521
1,100	Micrel, Inc.	10,197
3,537	Microchip Technology, Inc.(a)	115,766
13,502	Micron Technology, Inc.†	80,607
1,400	Micronetics, Inc.†	9,898
1,500	Micros Systems, Inc.†	50,490
650	Microsemi Corp.†	14,820
130,440	Microsoft Corp.	3,701,887
200	MicroStrategy, Inc., Class A†	14,798
900	Midway Games, Inc.†(a)	2,430
200	MIPS Technologies, Inc.†	792
800	MKS Instruments, Inc.†	17,120
100	Mobility Electronics, Inc.†	127
200	Moldflow Corp.†	3,488
2,175	Molex, Inc.	50,373
300	MoneyGram International, Inc.	558

Shares		Value

Information Technology (continued)
600	Monolithic Power Systems, Inc.†	$10,578
600	MoSys, Inc.†	2,616
36,616	Motorola, Inc.(a)	340,529
4	Move, Inc.†	12
3,650	MPS Group, Inc.†	43,143
350	MTS Systems Corp.	11,291
200	Nanometrics, Inc.†	1,430
900	Napco Security Systems, Inc.†	4,428
1,475	National Instruments Corp.	38,556
4,225	National Semiconductor Corp.	77,402
200	NaviSite, Inc.†	442
992	NAVTEQ Corp.†	67,456
2,625	NCR Corp.†	59,929
100	Neomagic Corp.†	130
5,750	NetApp, Inc.†	115,288
1,500	Netgear, Inc.†	29,925
500	NetList, Inc.†	730
400	Netlogic Microsystems, Inc.†	9,656
1,700	Netscout Systems, Inc.†	15,810
1,500	NetSuite, Inc.†	32,310
1,200	Network Equipment Technologies, Inc.†(a)	7,884
750	NeuStar, Inc., Class A†	19,860
200	Newport Corp.†	2,234
100	NMS Communications Corp.†	150
550	Novatel Wireless, Inc.†	5,324
5,559	Novell, Inc.†	34,966
1,423	Novellus Systems, Inc.†	29,954
3,950	Nuance Communications, Inc.†	68,770
100	NVE Corp.†(a)	2,470
8,375	NVIDIA Corp.†	165,741
600	Occam Networks, Inc.†	3,264
147	Omniture, Inc.†	3,412

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
500	Omnivision Technologies, Inc.†(a)	$8,410
8,455	ON Semiconductor Corp.†	48,024
100	Online Resources Corp.†	962
811	Openwave Systems, Inc.	1,987
100	Opnet Technologies, Inc.†	814
150	OpNext, Inc.†	818
700	Optelecom-NKF, Inc.†	4,935
61,330	Oracle Corp.†	1,199,615
200	OSI Systems, Inc.†	4,604
100	Overland Storage, Inc.†	113
480	Palm, Inc.(a)	2,400
100	PAR Technology Corp.†	791
1,240	Parametric Technology Corp.†	19,815
200	Parkervision, Inc.†(a)	1,548
4,750	Paychex, Inc.	162,735
1,150	Pegasystems, Inc.	11,074
100	Pericom Semiconductor Corp.†	1,468
1,450	Perot Systems Corp., Class A†	21,808
41	PFSweb, Inc.†	37
100	Phoenix Technologies, Ltd.†	1,566
100	Photon Dynamics, Inc.†	1,060
600	Photronics, Inc.†	5,730
100	Pixelworks, Inc.†	77
100	Planar Systems, Inc.†	401
350	Plantronics, Inc.	6,758
100	PLATO Learning, Inc.†	293
350	Plexus Corp.†	9,818
100	PLX Technology, Inc.†	667
3,425	PMC - Sierra, Inc.†	19,522
950	Polycom, Inc.†	21,413
2,880	Powerwave Technologies, Inc.†(a)	7,344
1,300	Progress Software Corp.†	38,896
400	QAD, Inc.	3,364
3,850	QLogic Corp.†	59,098

Shares		Value

Information Technology (continued)
26,875	QUALCOMM, Inc.	$1,101,875
350	Quality Systems, Inc.(a)	10,454
900	Quest Software, Inc.†	11,763
100	Radiant Systems, Inc.†	1,397
200	Radyne Corp.†	1,704
1,500	Rambus, Inc.†	34,965
2,526	RealNetworks, Inc.†	14,474
2,490	Red Hat, Inc.†	45,791
600	Relm Wireless Corp.	942
89	REMEC, Inc.†	87
600	Renaissance Learning, Inc.	8,394
3,227	RF Micro Devices, Inc.†	8,584
1,200	RightNow Technologies, Inc.†	14,280
340	Rudolph Technologies, Inc.†	3,322
400	S1 Corp.†	2,844
2,025	SAIC, Inc.†	37,645
2,000	Salesforce.com, Inc.†	115,740
4,025	SanDisk Corp.†	90,844
7,401	Sanmina-SCI Corp.†	11,990
1,650	Sapient Corp.†	11,484
8,059	Seagate Technology	168,755
500	Secure Computing Corp.†	3,225
100	Semitool, Inc.†	832
2,500	Semtech Corp.†	35,825
1,400	Sento Corp.†	119
300	ShoreTel, Inc.†	1,536
400	Sigma Designs, Inc.†(a)	9,068
100	Sigmatel, Inc.†	289
2,100	Silicon Image, Inc.†	10,521
850	Silicon Laboratories, Inc.†	26,809
100	Silicon Storage Technology, Inc.†	262
1,100	Simulations Plus, Inc.†	2,046
350	SiRF Technology Holdings, Inc.†(a)	1,782
3,007	Skyworks Solutions, Inc.†	21,891

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
1,200	Smart Modular Technologies WWH, Inc.†	$7,452
300	Smith Micro Software, Inc.†(a)	1,836
200	Soapstone Networks, Inc.	1,432
1,500	Solera Holdings, Inc.†	36,540
200	Sonic Solutions, Inc.†(a)	1,930
900	SonicWALL, Inc.†	7,353
3,125	Sonus Networks, Inc.†(a)	10,750
1,000	Spansion, Inc., Class A†	2,750
200	SRA International, Inc., Class A†	4,862
1,500	Standard Microsystems Corp.†	43,770
500	Starent Networks Corp.†	6,750
1,700	STEC, Inc.†	10,523
1,500	SuccessFactors, Inc.†	14,640
12,500	Sun Microsystems, Inc.†	194,125
950	Sybase, Inc.†	24,985
2,400	Sycamore Networks, Inc.†	8,784
550	SYKES Enterprises, Inc.†	9,674
12,833	Symantec Corp.†	213,284
100	Symmetricom, Inc.†	349
1,200	Symyx Technologies, Inc.†	9,000
1,500	Synaptics, Inc.†	35,820
1,500	SYNNEX Corp.†	31,830
2,917	Synopsys, Inc.†	66,245
1,500	Syntel, Inc.	39,975
1,150	Take-Two Interactive Software, Inc.†	29,348
850	Tech Data Corp.†	27,880
1,300	TechTarget, Inc.†(a)	18,421
800	Tekelec†(a)	9,960
9,304	Tellabs, Inc.†	50,707
2,400	Teradata Corp.†	52,944
3,225	Teradyne, Inc.†	40,054
200	Terremark Worldwide, Inc.†(a)	1,096

Shares		Value

Information Technology (continued)
1,600	Tessco Technologies, Inc.†	$24,000
400	Tessera Technologies, Inc.†	8,320
20,772	Texas Instruments, Inc.	587,224
3,100	THQ, Inc.†	67,580
5,325	TIBCO Software, Inc.†	38,020
3,000	Tivo, Inc.†(a)	26,280
200	TNS, Inc.†	4,128
3,137	Total System Services, Inc.	74,221
1,500	Travelzoo, Inc.†	16,560
650	Trident Microsystems, Inc.†	3,348
1,667	Trimble Navigation, Ltd.†	47,660
500	Trio-Tech International	3,175
1,400	Triquint Semiconductor, Inc.†	7,084
100	TRX, Inc.†	145
700	TTM Technologies, Inc.†	7,924
7,737	Tyco Electronics, Ltd.	265,534
1,000	Tyler Technologies, Inc.†	13,980
1,500	Ultimate Software Group, Inc.†	45,090
700	Unica Corp.†	4,760
6,070	Unisys Corp.†	26,890
1,000	United Online, Inc.	10,560
700	Universal Display Corp.†(a)	10,024
200	Utstarcom, Inc.†(a)	568
1,605	Valueclick, Inc.†	27,686
850	Varian Semiconductor Equipment Associates, Inc.†	23,927
450	Vasco Data Security International, Inc.†	6,156
850	VeriFone Holdings, Inc.†(a)	13,490
3,916	VeriSign, Inc.†	130,168
1,500	Viasat, Inc.†	32,580
425	Vicon Industries, Inc.†	2,125
550	Vignette Corp.†	7,266
200	Virage Logic Corp.†	1,152
4,706	Vishay Intertechnology, Inc.†	42,636
700	Vocus, Inc.†	18,480

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
300	Volterra Semiconductor Corp.†	$3,399
250	WebMD Health Corp., Class A†(a)	5,892
1,400	Websense, Inc.†	26,250
200	Website Pros, Inc.†	1,966
3,025	Western Digital Corp.†(a)	81,796
11,504	Western Union Co. (The)	244,690
600	Wind River Systems, Inc.†	4,644
200	Wireless Ronin Technologies, Inc.†	800
200	Wireless Xcessories Group†	260
100	WPCS International, Inc.†	589
650	Wright Express Corp.†	19,974
14,400	Xerox Corp.	215,568
3,775	Xilinx, Inc.	89,656
1,100	X-Rite, Inc.†	6,567
20,500	Yahoo!, Inc.†	593,065
725	Zebra Technologies Corp., Class A†	24,157
1,300	Zoran Corp.†	17,758
1,000	Zygo Corp.†	12,440

		35,233,496

Materials — 4.1%
1,126	AbitibiBowater, Inc.	14,537
3,850	Air Products & Chemicals, Inc.(a)	354,200
2,620	Airgas, Inc.	119,131
2,375	AK Steel Holding Corp.	129,248
1,000	Albemarle Corp.	36,520
12,148	Alcoa, Inc.	438,057
1,350	Allegheny Technologies, Inc.(a)	96,336
1,400	American Vanguard Corp.	23,296
750	Aptargroup, Inc.	29,198
50	Arch Chemicals, Inc.	1,863
1,350	Ashland, Inc.	63,855

Shares		Value

Materials (continued)
3,000	Ball Corp.	$137,820
2,850	Bemis Co., Inc.	72,476
1,500	Brush Engineered Materials, Inc.†	38,505
1,300	Buckeye Technologies, Inc.†	14,508
1,400	Cabot Corp.	39,200
1,500	Carpenter Technology Corp.	83,955
500	Castle (A.M.) & Co.	13,500
2,000	Celanese Corp., Series A	78,100
1,200	CF Industries Holdings, Inc.(a)	124,344
6,070	Chemtura Corp.	44,554
200	Cleveland-Cliffs, Inc.	23,964
7,600	Coeur d’Alene Mines Corp.†	30,704
1,300	Commercial Metals Co.	38,961
2,800	Core Molding Technologies, Inc.†	19,950
2,000	Crown Holdings, Inc.†	50,320
7,900	Domtar Corp.†	53,957
14,311	Dow Chemical Co. (The)(a)	527,360
13,500	Du Pont (E.I.) de Nemours & Co.	631,260
1,200	Eagle Materials, Inc.(a)	42,660
1,900	Eastman Chemical Co.	118,655
3,200	Ecolab, Inc.	138,976
400	Esmark, Inc.†(a)	4,520
1,300	Ferro Corp.	19,318
1,100	FMC Corp.	61,039
6,551	Freeport-McMoRan Copper & Gold, Inc.	630,337
1,000	Friedman Industries	5,150
800	Glatfelter	12,088
2,400	Graphic Packaging Holding Co.†	7,008
400	H.B. Fuller Co.	8,164
50	Haynes International, Inc.†	2,744
1,300	Headwaters, Inc.†	17,147
2,400	Hecla Mining Co.†	26,784

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Materials (continued)
800	Hercules, Inc.	$14,632
1,800	Horsehead Holding Corp.†	20,844
1,250	Huntsman Corp.	29,438
850	ICO, Inc.†	5,899
1,000	International Flavors & Fragrances, Inc.	44,050
7,242	International Paper Co.	196,982
3,800	Louisiana-Pacific Corp.	34,884
1,500	LSB Industries, Inc.†	22,110
850	Lubrizol Corp.	47,184
3,476	MeadWestvaco Corp.	94,617
9,080	Monsanto Co.	1,012,420
2,800	Mosaic Co. (The)†	287,280
700	Myers Industries, Inc.	9,191
4,100	Nalco Holding Co.	86,715
900	Nanophase Technologies Corp.†	2,916
6,400	Newmont Mining Corp.	289,920
1,200	NL Industries, Inc.	13,104
4,070	Nucor Corp.	275,702
1,670	Olin Corp.	32,999
1,875	Owens-Illinois, Inc.†	105,806
1,050	Packaging Corp. of America	23,446
1,450	Pactiv Corp.†	38,004
3,100	PPG Industries, Inc.	187,581
4,550	Praxair, Inc.	383,246
950	Reliance Steel & Aluminum Co.	56,867
2,458	Rohm & Haas Co.(a)	132,929
1,300	RPM International, Inc.	27,222
2,150	Scotts Miracle-Gro Co. (The), Class A	69,703
2,100	Sealed Air Corp.	53,025
1,300	Sensient Technologies Corp.	38,337
1,200	Sigma-Aldrich Corp.	71,580
4,525	Smurfit-Stone Container Corp.†	34,842
2,275	Sonoco Products Co.	65,133
600	Southern Copper Corp.(a)	62,298

Shares		Value

Materials (continued)
700	Spartech Corp.	$5,915
2,200	Steel Dynamics, Inc.	72,688
1,850	Stillwater Mining Co.†	28,620
3,625	Temple-Inland, Inc.	46,110
1,050	Terra Industries, Inc.†	37,306
250	Texas Industries, Inc.(a)	15,028
2,873	Titanium Metals Corp.(a)	43,239
100	Tronox, Inc., Class A	399
50	United States Lime & Minerals, Inc.†	1,452
2,400	United States Steel Corp.	304,488
1,500	US Energy Corp. Wyoming	5,025
500	Valspar Corp.	9,920
1,000	Vista Gold Corp.†	4,390
1,944	Vulcan Materials Co.(a)	129,082
2,900	W.R. Grace & Co.†	66,178
100	Wausau Paper Corp.	826
400	Westlake Chemical Corp.	5,220
3,350	Weyerhaeuser Co.	217,884
2,300	Worthington Industries, Inc.(a)	38,801
1	Yamana Gold, Inc.	7
50	Zep, Inc.	811

		9,328,564

Telecommunication Services — 3.1%
600	Alaska Communications Systems Group, Inc.	7,344
6,325	American Tower Corp., Class A†	248,003
94,724	AT&T, Inc.	3,627,929
350	Cbeyond, Inc.†	6,576
500	Centennial Communications Corp.†	2,955
2,200	CenturyTel, Inc.	73,128
2,925	Cincinnati Bell, Inc.†	12,460
6,451	Citizens Communications Co.	67,671
300	Clearwire Corp., Class A†	4,443

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)
March 31, 2008 (Unaudited)

Shares		Value

Telecommunication Services (continued)
200	Cogent Communications Group, Inc.†	$3,662
707	Consolidated Communications Holdings, Inc.	10,697
4,500	Crown Castle International Corp.†	155,205
600	D&E Communications, Inc.	5,340
1,957	EMBARQ Corp.	78,476
1,300	Fairpoint Communications, Inc.(a)	11,726
200	Fibernet Telecom Group, Inc.†	1,436
100	FiberTower Corp.†	176
1,100	General Communication, Inc., Class A†	6,754
650	Global Crossing, Ltd.†	9,854
1,100	Globalstar, Inc.†(a)	8,019
1,800	GoAmerica, Inc.†(a)	11,700
800	Ibasis, Inc.	3,280
2,050	IDT Corp., Class B†	7,933
600	InPhonic, Inc.†(a)	10
600	Iowa Telecommunications Services, Inc.	10,638
100	Kratos Defense & Security Solutions, Inc.†	182
1,300	Leap Wireless International, Inc.†(a)	60,580
23,263	Level 3 Communications, Inc.†(a)	49,318
4,400	Metropcs Communications, Inc.†	74,800
2,225	NII Holdings, Inc.†	70,710
900	PAETEC Holding Corp.†	5,994
800	Premiere Global Services, Inc.†	11,472
22,420	Qwest Communications International, Inc.(a)	101,563

Shares		Value

Telecommunication Services (continued)
1,500	Rural Cellular Corp., Class A†	$66,345
1,200	SBA Communications Corp., Class A†	35,796
44,354	Sprint Nextel Corp.	296,728
200	SureWest Communications	3,092
800	Syniverse Holdings, Inc.†	13,328
1,670	Telephone & Data Systems, Inc.	65,581
900	TerreStar Corp.†	4,392
1,875	Time Warner Telecom, Inc., Class A†	29,044
400	USA Mobility, Inc.†	2,856
45,509	Verizon Communications, Inc.	1,658,803
600	Vonage Holdings Corp.†(a)	1,110
7,428	Windstream Corp.	88,765

		7,015,874

Utilities — 3.8%
9,910	AES Corp. (The)†	165,200
1,000	AGL Resources, Inc.	34,320
2,400	Allegheny Energy, Inc.	121,200
1,200	Alliant Energy Corp.	42,012
3,400	Ameren Corp.	149,736
5,630	American Electric Power Co., Inc.	234,377
1,500	American States Water Co.	54,000
1,721	Aqua America, Inc.	32,320
5,900	Aquila, Inc.†	18,939
1,100	Atmos Energy Corp.	28,050
850	Avista Corp.	16,626
5,500	Calpine Corp.†	101,310
4,500	Centerpoint Energy, Inc.	64,215
1,500	CH Energy Group, Inc.	58,350
400	Cleco Corp.	8,872
3,550	CMS Energy Corp.	48,067
4,000	Consolidated Edison, Inc.	158,800

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Utilities (continued)
3,300	Constellation Energy Group, Inc.	$291,291
9,190	Dominion Resources, Inc.	375,320
1,500	DPL, Inc.	38,460
3,100	DTE Energy Co.(a)	120,559
19,582	Duke Energy Corp.	349,539
8,600	Dynegy, Inc., Class A†(a)	67,854
4,250	Edison International	208,335
750	El Paso Electric Co.†	16,028
500	Empire District Electric Co. (The)	10,125
690	Energen Corp.	42,987
3,125	Energy East Corp.	75,375
2,500	Entergy Corp.	272,700
2,300	Equitable Resources, Inc.(a)	135,470
10,774	Exelon Corp.	875,603
4,250	FirstEnergy Corp.	291,635
6,060	FPL Group, Inc.	380,204
800	Great Plains Energy, Inc.	19,720
750	Hawaiian Electric Industries, Inc.(a)	17,902
650	IDACORP, Inc.	20,871
1,800	Integrys Energy Group, Inc.	83,952
1,325	ITC Holdings Corp.	68,979
2,125	MDU Resources Group, Inc.	52,169
3,225	Mirant Corp.†	117,358
750	National Fuel Gas Co.	35,407
1,300	Nicor, Inc.	43,563
5,915	NiSource, Inc.	101,975
3,000	Northeast Utilities	73,620
3,825	NRG Energy, Inc.†(a)	149,137
2,190	NSTAR	66,642
1,100	OGE Energy Corp.	34,287
1,325	ONEOK, Inc.	59,135
1,500	Ormat Technologies, Inc.	64,515
2,650	Pepco Holdings, Inc.	65,508
5,800	PG&E Corp.	213,556

Shares		Value

Utilities (continued)
1,700	Piedmont Natural Gas Co.(a)	$44,642
2,900	Pinnacle West Capital Corp.	101,732
700	PNM Resources, Inc.	8,729
950	Portland General Electric Co.	21,422
5,200	PPL Corp.	238,784
4,241	Progress Energy, Inc.	176,850
8,400	Public Service Enterprise Group, Inc.	337,596
2,300	Puget Energy, Inc.	59,501
3,300	Questar Corp.	186,648
5,979	Reliant Energy, Inc.†	141,403
1,379	SCANA Corp.	50,444
5,100	Sempra Energy	271,728
3,550	Sierra Pacific Resources	44,836
1,500	SJW Corp.	42,885
11,350	Southern Co.	404,174
1,572	Southern Union Co.	36,580
1,300	Southwest Gas Corp.	36,348
730	Southwest Water Co.	8,081
3,300	TECO Energy, Inc.	52,635
1,300	UGI Corp.	32,396
1,500	UIL Holdings Corp.	45,195
933	Vectren Corp.	25,032
950	Westar Energy, Inc.	21,632
350	WGL Holdings, Inc.	11,221
1,650	Wisconsin Energy Corp.	72,583
6,125	Xcel Energy, Inc.	122,194

		8,771,446

Total Common Stock
(Cost $185,802,085)		225,944,093

RIGHTS — 0.0%

220	FX Real Estate and Entertainment, Inc., expires 04/18/08†
	(Cost $0)	18

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value
MONEY MARKET FUND — 12.2%

27,662,777	PNC Institutional Money Market Trust 3.26%
	(Cost 27,662,777)(b)(c)	$27,662,777

Total Investments — 111.6%
(Cost $213,464,862)		253,606,888
Other Assets & Liabilities, Net — (11.6)%		(26,379,176)

NET ASSETS — 100.0%		$227,227,712

       †  Non-income producing security.

    (a)  All or a portion of this security is on loan.

    (b)  Represents seven day annualized yield.

    (c)  Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK — 126.7%

Consumer Discretionary — 14.7%
2,435	Abercrombie & Fitch Co., Class A	$178,096
250	Aeropostale, Inc.†	6,778
2,540	Amazon.com, Inc.†(a)	181,102
130	AutoNation, Inc.†(a)	1,946
500	Autozone, Inc.†(a)	56,915
1,410	Best Buy Co., Inc.(a)	58,459
980	Big Lots, Inc.†	21,854
3,075	Burger King Holdings, Inc.(a)	85,055
190	CBS Corp., Class B(a)	4,195
850	Chipotle Mexican Grill, Inc., Class B†(a)	82,526
160	Clear Channel Communications, Inc.	4,675
350	Comcast Corp., Class A	6,769
1,040	Darden Restaurants, Inc.	33,852
90	DeVry, Inc.(a)	3,766
2,804	DIRECTV Group, Inc. (The)†(a)	69,511
1,900	DISH Network Corp., Class A†(a)	54,587
250	DreamWorks Animation SKG, Inc., Class A†	6,445
220	Eastman Kodak Co.(a)	3,887
1,390	GameStop Corp., Class A†(a)	71,877
2,260	Gannett Co., Inc.	65,653
310	Gap, Inc. (The)(a)	6,101
70	Garmin, Ltd.	3,781
250	Goodyear Tire & Rubber Co. (The)†(a)	6,450
100	Harley-Davidson, Inc.(a)	3,750
1,500	Hasbro, Inc.(a)	41,850
150	Home Depot, Inc.	4,195
1,600	IAC/InterActiveCorp.†(a)	33,216
260	Johnson Controls, Inc.(a)	8,788
200	Liberty Media Corp. - Entertainment Series A†(a)	4,528

Shares		Value

Consumer Discretionary (continued)
780	Liz Claiborne, Inc.	$14,157
150	Macy’s, Inc.	3,459
3,500	Mattel, Inc.(a)	69,650
6,990	McDonald’s Corp.(a)	389,832
400	Mohawk Industries, Inc.†(a)	28,644
350	News Corp., Class A	6,562
170	Nike, Inc., Class B(a)	11,560
2,990	Nordstrom, Inc.	97,474
90	Omnicom Group, Inc.(a)	3,976
715	Panera Bread Co., Class A†	29,951
730	Priceline.com, Inc.†(a)	88,228
220	RadioShack Corp.(a)	3,575
1,030	Royal Caribbean Cruises, Ltd.	33,887
400	Sherwin-Williams Co. (The)	20,416
600	Snap-On, Inc.	30,510
110	Tiffany & Co.	4,602
16,840	Time Warner, Inc.(a)	236,097
5,630	TJX Cos., Inc.(a)	186,184
490	TRW Automotive Holdings Corp.†	11,451
4,860	Urban Outfitters, Inc.†(a)	152,361
70	VF Corp.(a)	5,426
1,400	Viacom, Inc., Class A†(a)	55,482
140	Viacom, Inc., Class B†	5,547
1,300	WABCO Holdings, Inc.	59,306
540	Walt Disney Co. (The)(a)	16,945
650	Whirlpool Corp.(a)	56,407
400	WMS Industries, Inc.†	14,388
3,155	Yum! Brands, Inc.(a)	117,398

		2,864,082

Consumer Staples — 12.0%
3,040	Altria Group, Inc.	67,488
310	Archer-Daniels-Midland Co.	12,760
2,965	Avon Products, Inc.(a)	117,236
50	Bunge, Ltd.	4,344
5,290	Coca-Cola Co. (The)(a)	322,002

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Consumer Staples (continued)
2,290	Colgate-Palmolive Co.(a)	$178,414
160	ConAgra Foods, Inc.(a)	3,832
110	Costco Wholesale Corp.	7,147
7,250	CVS Caremark Corp.(a)	293,697
570	Energizer Holdings, Inc.†(a)	51,574
1,000	Estee Lauder Cos., Inc. (The), Class A	45,850
160	Fresh Del Monte Produce, Inc.†(a)	5,824
1,610	General Mills, Inc.	96,407
890	Hansen Natural Corp.†(a)	31,417
100	Herbalife, Ltd.	4,750
110	Kraft Foods, Inc., Class A(a)	3,411
2,200	Kroger Co. (The)(a)	55,880
1,280	Molson Coors Brewing Co., Class B(a)	67,290
87	Pepsi Bottling Group, Inc.(a)	2,950
2,910	PepsiCo, Inc.(a)	210,102
3,040	Philip Morris International, Inc.†(a)	153,763
1,930	Procter & Gamble Co.(a)	135,235
90	Reynolds American, Inc.(a)	5,313
6,240	Sara Lee Corp.(a)	87,235
140	SUPERVALU, Inc.	4,197
1,360	Sysco Corp.(a)	39,467
400	Tyson Foods, Inc., Class A	6,380
1,200	UST, Inc.	65,424
170	Walgreen Co.(a)	6,475
4,745	Wal-Mart Stores, Inc.(a)	249,967

		2,335,831

Energy — 14.6%
80	Anadarko Petroleum Corp.(a)	5,042
1,680	Apache Corp.	202,978
200	Atwood Oceanics, Inc.†	18,344
1,735	Cameron International Corp.†(a)	72,245
210	Chesapeake Energy Corp.	9,692

Shares		Value

Energy (continued)
3,940	Chevron Corp.(a)	$336,318
900	Cimarex Energy Co.	49,266
4,610	ConocoPhillips(a)	351,328
600	CONSOL Energy, Inc.(a)	41,514
100	Devon Energy Corp.	10,433
1,400	ENSCO International, Inc.	87,668
50	EOG Resources, Inc.	6,000
6,590	Exxon Mobil Corp.(a)	557,382
496	Foundation Coal Holdings, Inc.(a)	24,964
700	Grant Prideco, Inc.†	34,454
90	Halliburton Co.(a)	3,540
950	Helmerich & Payne, Inc.(a)	44,526
670	Hess Corp.(a)	59,081
650	Mariner Energy, Inc.†(a)	17,556
70	Murphy Oil Corp.(a)	5,750
70	National Oilwell Varco, Inc.†	4,087
1,300	Newfield Exploration Co.†	68,705
1,600	Noble Corp.(a)	79,472
930	Occidental Petroleum Corp.(a)	68,048
80	Overseas Shipholding Group, Inc.(a)	5,603
440	Pioneer Natural Resources Co.	21,613
1,400	Plains Exploration & Production Co.†	74,396
1,600	Pride International, Inc.†	55,920
1,100	Rowan Cos., Inc.	45,298
1,510	Schlumberger, Ltd.(a)	131,370
180	SEACOR Holdings, Inc.†(a)	15,365
100	Tidewater, Inc.(a)	5,511
1,140	Transocean, Inc.†(a)	154,128
70	Valero Energy Corp.(a)	3,438
2,677	XTO Energy, Inc.(a)	165,599

		2,836,634

Financials — 17.2%
2,690	ACE, Ltd.(a)	148,111

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Financials (continued)
110	Aflac, Inc.(a)	$7,144
204	Alleghany Corp.†(a)	69,666
130	Allstate Corp. (The)(a)	6,248
50	American Express Co.(a)	2,186
840	American International Group, Inc.	36,330
300	American National Insurance(a)	32,010
1,195	Ameriprise Financial, Inc.(a)	61,961
260	Annaly Capital Management, Inc.	3,983
120	AON Corp.	4,824
900	Arch Capital Group, Ltd.†(a)	61,803
700	Aspen Insurance Holdings, Ltd.(a)	18,466
1,440	Assurant, Inc.	87,638
3,135	Astoria Financial Corp.(a)	85,147
3,900	Bank of America Corp.	147,849
3,465	Bank of New York Mellon Corp. (The)	144,594
630	BlackRock, Inc.(a)	128,633
390	Charles Schwab Corp. (The)	7,344
120	Chubb Corp.(a)	5,938
5,575	Citigroup, Inc.	119,417
10	CME Group, Inc.	4,691
700	CNA Financial Corp.(a)	18,053
200	Discover Financial Services(a)	3,274
50	Equity Residential	2,074
4,770	Fifth Third Bancorp(a)	99,788
550	Franklin Resources, Inc.(a)	53,344
110	Genworth Financial, Inc., Class A	2,490
635	Goldman Sachs Group, Inc. (The)(a)	105,023
580	Hanover Insurance Group, Inc. (The)(a)	23,861

Shares		Value

Financials (continued)
2,580	Hartford Financial Services Group, Inc.(a)	$195,487
20	IntercontinentalExchange, Inc.†(a)	2,610
5,520	JPMorgan Chase & Co.(a)	237,084
60	Lehman Brothers Holdings, Inc.(a)	2,258
50	Liberty Media Corp. - Capital Series A†(a)	787
3,720	Loews Corp.(a)	149,618
1,500	Manulife Financial Corp.	56,970
1,857	MetLife, Inc.	111,903
1,705	Morgan Stanley(a)	77,918
2,247	National City Corp.(a)	22,358
980	Northern Trust Corp.(a)	65,141
70	NYSE Euronext(a)	4,320
1,100	PartnerRe, Ltd.(a)	83,930
70	PNC Financial Services Group, Inc.(a)	4,590
90	Principal Financial Group, Inc.(a)	5,015
3,089	Prudential Financial, Inc.	241,714
5,850	Regions Financial Corp.(a)	115,538
1,680	State Street Corp.(a)	132,720
1,285	T. Rowe Price Group, Inc.(a)	64,250
900	Torchmark Corp.	54,099
170	Travelers Cos., Inc. (The)(a)	8,135
240	U.S. Bancorp	7,766
3,610	UNUM Group	79,456
1,500	Ventas, Inc.	67,365
130	Wachovia Corp.	3,510
2,350	Wells Fargo & Co.(a)	68,385
50	XL Capital, Ltd., Class A(a)	1,478

		3,356,295

Health Care — 13.6%
2,215	Abbott Laboratories	122,157
100	Aetna, Inc.	4,209
100	Amgen, Inc.†(a)	4,178

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
2,805	Baxter International, Inc.(a)	$162,185
900	Becton Dickinson & Co.(a)	77,265
150	Biogen Idec, Inc.†	9,254
9,140	Bristol-Myers Squibb Co.(a)	194,682
50	Cardinal Health, Inc.(a)	2,625
90	Charles River Laboratories International, Inc.†	5,305
2,490	Cigna Corp.(a)	101,019
150	Eli Lilly & Co.	7,739
70	Express Scripts, Inc.†	4,502
140	Forest Laboratories, Inc.†(a)	5,601
90	Genzyme Corp.†(a)	6,709
4,085	Gilead Sciences, Inc.†(a)	210,500
1,200	Health Net, Inc.†	36,960
1,740	Henry Schein, Inc.†(a)	99,876
1,900	Hospira, Inc.†	81,263
1,200	Humana, Inc.†(a)	53,832
160	Illumina, Inc.†	12,144
490	Invitrogen Corp.†(a)	41,880
1,120	Johnson & Johnson(a)	72,654
170	King Pharmaceuticals, Inc.†(a)	1,479
90	McKesson Corp.	4,713
100	Medco Health Solutions, Inc.†(a)	4,379
1,640	Merck & Co., Inc.(a)	62,238
1,400	Mylan, Inc.	16,240
700	Pediatrix Medical Group, Inc.†(a)	47,180
1,200	PerkinElmer, Inc.	29,100
17,470	Pfizer, Inc.(a)	365,647
1,400	Quest Diagnostics, Inc.	63,378
100	Schering-Plough Corp.(a)	1,441
1,700	Stryker Corp.(a)	110,585
4,935	Thermo Fisher Scientific, Inc.†(a)	280,505
210	UnitedHealth Group, Inc.	7,216
300	Varian, Inc.†(a)	17,376
970	Waters Corp.†(a)	54,029

Shares		Value

Health Care (continued)
580	Watson Pharmaceuticals, Inc.†(a)	$17,006
5,810	Wyeth(a)	242,626

		2,641,677

Industrials — 19.2%
3,515	3M Co.(a)	278,212
360	Aecom Technology Corp.†	9,364
849	AGCO Corp.†	50,838
500	Alliant Techsystems, Inc.†	51,765
90	Boeing Co.(a)	6,693
70	Burlington Northern Santa Fe Corp.(a)	6,455
550	C.H. Robinson Worldwide, Inc.(a)	29,920
747	Caterpillar, Inc.(a)	58,483
600	Crane Co.(a)	24,210
190	CSX Corp.(a)	10,653
90	Cummins, Inc.	4,214
100	Curtiss-Wright Corp.(a)	4,148
945	Danaher Corp.	71,848
4,635	Deere & Co.(a)	372,839
1,883	Dover Corp.	78,672
4,475	Emerson Electric Co.(a)	230,283
300	Fastenal Co.(a)	13,779
320	First Solar, Inc.†(a)	73,965
760	Fluor Corp.(a)	107,282
980	Foster Wheeler, Ltd.†(a)	55,488
530	General Cable Corp.†(a)	31,307
390	General Dynamics Corp.(a)	32,514
6,000	General Electric Co.(a)	222,060
80	Goodrich Corp.(a)	4,601
5,390	Honeywell International, Inc.(a)	304,104
70	Illinois Tool Works, Inc.	3,376
2,368	Ingersoll-Rand Co., Ltd., Class A	105,565

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Industrials (continued)
230	Jacobs Engineering Group, Inc.†(a)	$16,926
150	Kansas City Southern†(a)	6,016
950	L-3 Communications Holdings, Inc.(a)	103,873
600	Lennox International, Inc.(a)	21,582
250	Lockheed Martin Corp.(a)	24,825
1,330	Manitowoc Co., Inc. (The)(a)	54,264
800	Manpower, Inc.	45,008
1,300	Navistar International Corp.†(a)	78,195
1,300	Norfolk Southern Corp.(a)	70,616
200	Northrop Grumman Corp.(a)	15,562
50	Parker Hannifin Corp.	3,464
30	Precision Castparts Corp.(a)	3,062
1,440	R.R. Donnelley & Sons Co.(a)	43,646
90	Raytheon Co.	5,815
200	Republic Services, Inc.(a)	5,848
1,370	Rockwell Collins, Inc.	78,296
796	Shaw Group, Inc. (The)†(a)	37,523
500	Siemens AG ADR (a)	54,470
2,400	Southwest Airlines Co.	29,760
660	SPX Corp.	69,234
870	Steelcase, Inc., Class A	9,622
90	Sunpower Corp., Class A†	6,706
80	Terex Corp.†(a)	5,000
800	Textron, Inc.(a)	44,336
1,000	Timken Co.(a)	29,720
110	Tyco International, Ltd.(a)	4,846
2,240	Union Pacific Corp.(a)	280,851
140	United Parcel Service, Inc., Class B(a)	10,223
3,885	United Technologies Corp.(a)	267,366
650	W.W. Grainger, Inc.	49,654

Shares		Value

Industrials (continued)
600	Woodward Governor Co.(a)	$16,032

		3,734,979

Information Technology — 19.0%
2,650	Accenture, Ltd., Class A	93,200
150	Adobe Systems, Inc.†(a)	5,339
470	Amphenol Corp., Class A	17,508
3,175	Apple, Inc.†	455,613
210	Applied Materials, Inc.	4,097
870	Arrow Electronics, Inc.†	29,276
110	Automatic Data Processing, Inc.(a)	4,663
1,370	Avnet, Inc.†(a)	44,840
500	AVX Corp.(a)	6,405
1,900	BMC Software, Inc.†	61,788
220	CA, Inc.(a)	4,950
1,380	Cadence Design Systems, Inc.†	14,738
4,370	Cisco Systems, Inc.†	105,273
110	Cognizant Technology Solutions Corp., Class A†(a)	3,171
1,810	Computer Sciences Corp.†(a)	73,830
6,384	Corning, Inc.(a)	153,471
130	Dell, Inc.†(a)	2,590
240	eBay, Inc.†(a)	7,162
1,580	EchoStar Corp., Class A†(a)	46,673
4,500	Electronic Data Systems Corp.(a)	74,925
230	EMC Corp.†(a)	3,298
1,200	Fiserv, Inc.†(a)	57,708
1,000	Flir Systems, Inc.†(a)	30,090
70	Google, Inc., Class A†(a)	30,833
2,280	Harris Corp.(a)	110,648
2,200	Hewitt Associates, Inc., Class A†	87,494
11,760	Hewlett-Packard Co.(a)	536,962
2,140	Intel Corp.(a)	45,325
3,490	International Business Machines Corp.(a)	401,839

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
240	Juniper Networks, Inc.†	$6,000
110	Lexmark International, Inc., Class A†(a)	3,379
30	Mastercard, Inc., Class A	6,690
2,690	McAfee, Inc.†(a)	89,012
3,125	MEMC Electronic Materials, Inc.†	221,562
4,961	Micron Technology, Inc.†	29,617
7,290	Microsoft Corp.(a)	206,890
3,170	Novell, Inc.†(a)	19,939
250	NVIDIA Corp.†	4,948
19,490	Oracle Corp.†(a)	381,224
230	QLogic Corp.†(a)	3,531
150	QUALCOMM, Inc.(a)	6,150
100	Salesforce.com, Inc.†	5,787
210	Seagate Technology	4,397
900	Sybase, Inc.†	23,670
250	Symantec Corp.†(a)	4,155
70	Tyco Electronics, Ltd.(a)	2,402
250	WebMD Health Corp., Class A†	5,893
3,390	Western Digital Corp.†(a)	91,666
2,030	Western Union Co. (The)(a)	43,178
1,300	Xerox Corp.(a)	19,461

		3,693,260

Materials — 7.3%
2,120	Air Products & Chemicals, Inc.	195,040
110	AK Steel Holding Corp.(a)	5,986
2,630	Celanese Corp., Series A(a)	102,702
50	CF Industries Holdings, Inc.(a)	5,181
210	Compass Minerals International, Inc.(a)	12,386
2,300	Crown Holdings, Inc.†	57,868
100	Dow Chemical Co. (The)(a)	3,685
90	Du Pont (E.I.) de Nemours & Co.	4,208
200	Eastman Chemical Co.(a)	12,490

Shares		Value

Materials (continued)
800	FMC Corp.(a)	$44,392
2,750	Freeport-McMoRan Copper & Gold, Inc.	264,605
689	MeadWestvaco Corp.(a)	18,755
1,350	Monsanto Co.(a)	150,525
360	Mosaic Co. (The)†(a)	36,936
240	Nalco Holding Co.	5,076
1,120	Newmont Mining Corp.	50,736
100	Nucor Corp.(a)	6,774
2,610	Owens-Illinois, Inc.†(a)	147,282
1,490	PPG Industries, Inc.(a)	90,160
920	Praxair, Inc.(a)	77,492
1,200	RPM International, Inc.	25,128
360	Scotts Miracle-Gro Co. (The), Class A	11,671
100	Sigma-Aldrich Corp.	5,965
2,200	Steel Dynamics, Inc.	72,688
30	United States Steel Corp.(a)	3,806

		1,411,537

Telecommunication Services — 4.2%
2,855	American Tower Corp., Class A†(a)	111,945
6,260	AT&T, Inc.(a)	239,758
1,160	CenturyTel, Inc.(a)	38,558
1,860	Crown Castle International Corp.†(a)	64,151
873	Time Warner Telecom, Inc., Class A†	13,523
9,631	Verizon Communications, Inc.	351,050

		818,985

Utilities — 4.9%
5,114	AES Corp. (The)†(a)	85,250
1,100	Alliant Energy Corp.	38,511
70	American Electric Power Co., Inc.(a)	2,914

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF INVESTMENTS - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Utilities (continued)
510	Centerpoint Energy, Inc.	$7,278
30	Constellation Energy Group, Inc.(a)	2,648
1,300	DTE Energy Co.(a)	50,557
470	Duke Energy Corp.	8,389
100	Edison International(a)	4,902
1,185	Exelon Corp.	96,305
50	FirstEnergy Corp.(a)	3,431
830	Great Plains Energy, Inc.(a)	20,460
1,660	MDU Resources Group, Inc.(a)	40,753
120	Mirant Corp.†	4,367
1,500	Northeast Utilities(a)	36,810
2,290	NRG Energy, Inc.†	89,287
1,800	OGE Energy Corp.(a)	56,106
1,300	ONEOK, Inc.(a)	58,019
2,000	Pepco Holdings, Inc.(a)	49,440
3,160	PG&E Corp.	116,351
130	PPL Corp.	5,970
80	Questar Corp.	4,525
2,780	Reliant Energy, Inc.†(a)	65,747
1,290	Sempra Energy(a)	68,731
2,240	Xcel Energy, Inc.(a)	44,688

		961,439

Total Common Stock
(Cost $26,057,821)		24,654,719

EXCHANGE TRADED FUNDS — 0.5%
3,785	Financial Select Sector SPDR Fund
	(Cost $111,779)	93,944

Total Investments — 127.2%
(Cost $26,169,600)		24,748,663
Securities Sold Short — (28.6)%
(Proceeds $5,947,165)		(5,560,093)
Other Assets & Liabilities, Net — 1.4%		266,940

NET ASSETS — 100.0%		$19,455,510

             ADR - American Depository Receipt.

        †   Non-income producing security.

(a)	All or a portion of securities are held as collateral for securities sold short equaling a total market value of $18,119,820.

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT	March 31, 2008 (Unaudited)

Shares		Value

SECURITIES SOLD SHORT — (28.6)%

Consumer Discretionary — (4.6)%
855	Amazon.com, Inc.	$60,961
200	Black & Decker Corp.	13,220
150	Boyd Gaming Corp.	3,000
4,005	Brunswick Corp.	63,960
190	Cablevision Systems Corp., Class A	4,072
1,400	CBS Corp., Class B	30,912
500	Centex Corp.	12,105
700	Comcast Corp., Class A	13,538
2,985	Discovery Holding Co., Class A	63,342
104	DISH Network Corp., Class A	2,988
90	EW Scripps Co., Class A	3,781
170	General Motors Corp.	3,238
1,200	Genuine Parts Co.	48,264
2,845	Grupo Televisa SA ADR	68,963
700	Harley-Davidson, Inc.	26,250
2,200	Interpublic Group of Cos., Inc.	18,502
130	ITT Educational Services, Inc.	5,971
120	JC Penney Co., Inc.	4,525
140	Kohl’s Corp.	6,005
400	Lamar Advertising Co., Class A	14,372
740	Las Vegas Sands Corp.	54,494
600	Lennar Corp., Class A	11,286
3,250	Limited Brands, Inc.	55,575
500	Marriott International, Inc., Class A	17,180
680	MGM Mirage, Inc.	39,964
1,400	News Corp., Class A	26,250
300	Nordstrom, Inc.	9,780
220	PetSmart, Inc.	4,497
300	Polo Ralph Lauren Corp.	17,487
900	Pulte Homes, Inc.	13,095
500	Saks, Inc.	6,235

Shares		Value

Consumer Discretionary (continued)
300	Scientific Games Corp., Class A	$6,333
40	Sears Holdings Corp.	4,083
130	Sherwin-Williams Co. (The)	6,635
2,500	Starbucks Corp.	43,750
910	Starwood Hotels & Resorts Worldwide, Inc.	47,092
100	Washington Post Co. (The), Class B	66,150

		897,855

Consumer Staples — (2.4)%
510	Anheuser-Busch Cos., Inc.	24,200
3,150	Campbell Soup Co.	106,942
1,125	Clorox Co.	63,720
600	Estee Lauder Cos., Inc. (The), Class A	27,510
300	General Mills, Inc.	17,964
3,375	Hershey Co. (The)	127,136
110	Kellogg Co.	5,782
200	Procter & Gamble Co.	14,014
400	Walgreen Co.	15,236
1,250	Whole Foods Market, Inc.	41,212
500	Wm. Wrigley Jr. Co.	31,420

		475,136

Energy — (1.8)%
1,490	Baker Hughes, Inc.	102,065
69	BJ Services Co.	1,967
100	CONSOL Energy, Inc.	6,919
40	Diamond Offshore Drilling, Inc.	4,656
50	EOG Resources, Inc.	6,000
453	Frontier Oil Corp.	12,349
290	Holly Corp.	12,589
210	Nabors Industries Ltd.	7,091
1,240	National Oilwell Varco, Inc.	72,391
900	Peabody Energy Corp.	45,900
100	Sunoco, Inc.	5,247

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Energy (continued)
600	Tesoro Corp.	$18,000
270	Valero Energy Corp.	13,260
700	XTO Energy, Inc.	43,302

		351,736

Exchange Traded Funds — (0.3)%
2,935	Technology Select Sector SPDR Fund	66,184

Financials — (6.0)%
60	Affiliated Managers Group Inc.	5,444
2,062	American Express Co.	90,151
927	American International Group, Inc.	40,093
420	Apartment Investment & Management Co., Class A	15,040
400	AvalonBay Communities, Inc.	38,608
400	Boston Properties, Inc.	36,828
300	BRE Properties, Inc.	13,668
300	Camden Property Trust	15,060
1,300	CB Richard Ellis Group, Inc., Class A	28,132
300	CIT Group, Inc.	3,555
800	Conseco, Inc.	8,160
500	Developers Diversified Realty Corp.	20,940
160	Eaton Vance Corp.	4,882
1,000	Equity Residential	41,490
200	Essex Property Trust, Inc.	22,796
2,830	Fannie Mae	74,486
140	First American Corp.	4,752
500	Forest City Enterprises, Inc., Class A	18,400
900	General Growth Properties, Inc.	34,353
700	Huntington Bancshares, Inc.	7,525
340	iStar Financial, Inc.	4,770
900	Janus Capital Group, Inc.	20,943
600	Jefferies Group, Inc.	9,678

Shares		Value

Financials (continued)
700	Kimco Realty Corp.	$27,419
390	Legg Mason, Inc.	21,832
200	Lehman Brothers Holdings, Inc.	7,528
300	Macerich Co. (The)	21,081
1,800	Merrill Lynch & Co., Inc.	73,332
1,280	Moody’s Corp.	44,582
1,530	Morgan Stanley	69,921
240	National City Corp.	2,388
1,200	New York Community Bancorp, Inc.	21,864
900	Old Republic International Corp.	11,619
800	Plum Creek Timber Co., Inc.	32,560
1,100	Popular, Inc.	12,826
2,670	Progressive Corp. (The)	42,907
500	Public Storage	44,310
300	R.H. Donnelley Corp.	1,518
300	Regency Centers Corp.	19,428
1,000	Regions Financial Corp.	19,750
300	Silicon Laboratories, Inc.	9,462
760	Simon Property Group, Inc.	70,611
600	UBS AG	17,280
600	Ventas Inc.	26,946

		1,158,918

Health Care — (3.4)%
1,420	Amgen, Inc.	59,328
640	Amylin Pharmaceuticals, Inc.	18,694
210	Barr Pharmaceuticals, Inc.	10,145
200	Brookdale Senior Living, Inc.	4,780
700	Eli Lilly & Co.	36,113
800	Forest Laboratories, Inc.	32,008
1,000	Genentech, Inc.	81,180
1,320	Gen-Probe, Inc.	63,624
330	Hospira, Inc.	14,114

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Health Care (continued)
1,065	Johnson & Johnson	$69,087
1,115	McKesson Corp.	58,393
120	Medtronic, Inc.	5,804
130	Myriad Genetics, Inc.	5,238
444	Omnicare, Inc.	8,063
600	Patterson Cos., Inc.	21,780
3,840	Schering-Plough Corp.	55,335
820	Sepracor, Inc.	16,006
1,365	UnitedHealth Group, Inc.	46,901
600	Vertex Pharmaceuticals, Inc.	14,334
500	Zimmer Holdings, Inc.	38,930

		659,857

Industrials — (2.7)%
1,630	ABB, Ltd.	43,880
330	Alaska Air Group, Inc.	6,475
90	Caterpillar, Inc.	7,046
1,400	Cintas Corp.	39,956
260	Crown Holdings, Inc.	6,542
500	Danaher Corp.	38,015
770	Eaton Corp.	61,346
800	Expeditors International Washington, Inc.	36,144
200	FedEx Corp.	18,534
1,550	Hertz Global Holdings, Inc.	18,693
900	Jacobs Engineering Group, Inc.	66,231
2,100	Masco Corp.	41,643
700	Monster Worldwide, Inc.	16,947
300	PACCAR, Inc.	13,500
150	Pitney Bowes, Inc.	5,253
700	Robert Half International, Inc.	18,018
300	Shaw Group, Inc. (The)	14,142
90	Teleflex, Inc.	4,294
140	Trane, Inc.	6,426
280	UAL Corp.	6,028
500	United Parcel Service, Inc., Class B	36,510

Shares		Value

Industrials (continued)
140	USG Corp.	$5,155
150	W.H. Brady Co.	5,014
170	Waste Management, Inc.	5,705
260	YRC Worldwide, Inc.	3,411

		524,908

Information Technology — (3.7)%
1,900	Adobe Systems, Inc.	67,621
2,850	Advanced Micro Devices, Inc.	16,787
140	Agilent Technologies, Inc.	4,176
900	Altera Corp.	16,587
190	Autodesk, Inc.	5,981
770	Automatic Data Processing, Inc.	32,640
1,700	Check Point Software Technologies	38,080
1,180	Cognizant Technology Solutions Corp., Class A	34,020
690	Cypress Semiconductor Corp.	16,291
3,700	Dell, Inc.	73,704
190	Diebold, Inc.	7,135
1,400	Electronic Arts, Inc.	69,888
100	Equinix, Inc.	6,649
200	F5 Networks, Inc.	3,634
130	Fidelity National Information Services, Inc.	4,958
3,000	Flextronics International, Ltd	28,170
90	Google, Inc., Class A	39,642
1,020	Intuit, Inc.	27,550
150	Iron Mountain, Inc.	3,966
510	Kla-Tencor Corp.	18,921
170	Linear Technology Corp.	5,217
360	Marvell Technology Group, Ltd.	3,917
900	Molex, Inc.	20,844
2,300	NetApp, Inc.	46,115
1,000	Paychex, Inc.	34,260

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC WILSHIRE LARGE CAP CORE 130/30 FUND SCHEDULE OF SECURITIES SOLD SHORT - (CONTINUED)	March 31, 2008 (Unaudited)

Shares		Value

Information Technology (continued)
500	Rambus, Inc.	$11,655
2,300	Red Hat, Inc.	42,297
190	Tech Data Corp.	6,232
1,000	Telefonaktiebolaget LM Ericsson ADR	19,650
150	VeriSign, Inc.	4,986

		711,573

Materials — (2.0)%
1,970	Albemarle Corp.	71,944
210	Allegheny Technologies, Inc.	14,986
500	Ashland, Inc.	23,650
130	Ecolab, Inc.	5,646
1,330	EI Du Pont de Nemours & Co.	62,191
1,980	Nalco Holding Co.	41,877
500	Randgold Resources Ltd. ADR	23,170
440	Smurfit-Stone Container Corp.	3,388
300	Titanium Metals Corp.	4,515
1,110	Vulcan Materials Co.	73,704
880	Weyerhaeuser Co.	57,235

		382,306

Telecommunication Services — (0.7)%
300	American Tower Corp., Class A	11,763
140	Crown Castle International Corp.	4,829
4,800	Qwest Communications International, Inc.	21,744
5,700	Sprint Nextel Corp.	38,133
1,825	Verizon Communications, Inc.	66,521

		142,990

Utilities — (1.0)%
700	Allegheny Energy, Inc.	35,350

Shares		Value

Utilities (continued)
1,000	CMS Energy Corp.	$13,540
90	Equitable Resources, Inc.	5,301
940	FirstEnergy Corp.	64,503
100	FPL Group, Inc.	6,274
120	PG&E Corp.	4,418
220	PPLCorp.	10,102
1,380	Southern Co.	49,142

		188,630

Total Securities Sold Short
(Cost $5,947,165)		5,560,093

See Notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) MARCH 31, 2008

1.	Significant Accounting Policies.

Portfolio valuation: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company’s Valuation Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

Securities sold short: The Wilshire Large Cap Core 130/30 Fund will engage in short selling. To complete a short sales transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Portfolio.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) MARCH 31, 2008 - (continued)

Adoption of Statement of Financial Accounting Standard No. 157 “Fair Value Measurements”(“FAS 157”): In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOWJONES WILSHIRE 5000 INDEX PORTFOLIO	WILSHIRE LARGECAP CORE 130/30 FUND
Level 1-Quoted Prices	$453,370,013	$57,729,576	$18,743,724	$24,826,290	$253,606,888	$19,188,570
Level 2-Other Significant Observable Inputs	—	—	—	—	—	—
Level 3-Significant Unobservable Inputs	—	—	—	—	—	—

Total Market Value of Investments	$453,370,013	$57,729,576	$18,743,724	$24,826,290	$253,606,888	$19,188,570

Recent Accounting Standard: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

2.	Tax Information.

No provision for federal income taxes is required because each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in

WILSHIRE MUTUAL FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) MARCH 31, 2008 - (continued)

amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The aggregate book cost, unrealized appreciation and depreciation at March 31, 2008 for each Portfolio are as follows:

Portfolio	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Company Growth Portfolio	$411,843,738	$62,615,179	$(21,088,904)	$41,526,275
Large Company Value Portfolio	59,586,652	3,819,377	(5,676,453)	(1,857,076)
Small Company Growth Portfolio	18,712,232	1,985,041	(1,953,549)	31,492
Small Company Value Portfolio	25,183,397	2,858,749	(3,215,856)	(357,107)
Dow Jones Wilshire 5000 Index Portfolio	213,464,862	55,796,354	(15,654,328)	40,142,026
Wilshire Large Cap Core 130/30 Fund	26,169,600	412,656	(1,833,593)	(1,420,937)

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2007, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Large Company Value Portfolio	$1,938,468
Wilshire Large Cap Core 130/30 Fund	10,573

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2007, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2010	2011	2012	2013
Dow Jones Wilshire 5000 Index Portfolio	$2,983,227	$3,810,802	$5,509,772	$108,266

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc. refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	May 22, 2008

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President
(principal financial officer)

Date	May 21, 2008

* Print the name and title of each signing officer under his or her signature.